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PROSPECTUS


Special Equities Fund

Class A, B, L and Y Shares

________________________________________________________________________________

April 30, 1999



The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Special Equities Fund

                   Contents

Fund goal and main strategies...............................................   2

Risks, performance and expenses.............................................   3

More on the fund's investments..............................................   6

Management..................................................................   7

Choosing a class of shares to buy...........................................   8

Comparing the fund's classes................................................   9

Sales charges...............................................................  10

More about deferred sales charges...........................................  12

Buying shares...............................................................  13

Exchanging shares...........................................................  14

Redeeming shares............................................................  16

Other things to know
about share transactions....................................................  18

Smith Barney 401(k) and
ExecChoice(TM) programs.....................................................  20

Dividends, distributions and taxes..........................................  21

Share price.................................................................  22

Financial highlights........................................................  23

You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

                                                       Smith Barney Mutual Funds

The Fund is not selling shares while the Fund's shareholders consider whether to merge the Fund into Salomon Brothers Small Cap Growth Fund.

 Fund goal and main strategies

Investment objective
The fund seeks long-term capital appreciation.

Key investments
The fund invests primarily in equity securities of U.S. companies which the manager expects to experience above average growth. Generally these companies have market capitalizations below those of the companies included in the Stan-dard & Poor's 500 Index.

The fund typically invests in:

 . Newer companies in their developmental stages that have not reached a fully mature level of earnings growth
 . Older companies that appear to be entering a new stage of more rapid earnings growth, due to recent or expected fundamental changes
 . Companies with above average earnings potential that are leaders in niche industries

Many of these companies are in the technology, health care, consumer products and financial services sectors.

Selection process
The manager emphasizes individual security selection while diversifying the fund's investments among industries and sectors in order to reduce risk. The manager selects investments primarily for their capital appreciation potential. Any current income is incidental. The manager uses a combination of qualitative and quantitative techniques.

In selecting individual securities, the manager looks for:

 . Companies that occupy a dominant position in an emerging industry or a grow-
  ing market share in a larger fragmented industry
 . Smaller companies with accelerating growth in revenues and earnings
 . Management with demonstrated ability and commitment to the company
 . Effective research, product development and marketing
 . Competitive advantages

Special Equities Fund

 Risks, performance and expenses

Principal risks of investing in the fund
Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

 . Stock prices decline
 . Smaller capitalization companies fall out of favor with investors
 . The manager's judgment about the attractiveness, value or potential apprecia-
  tion of a particular stock proves to be incorrect
 . A particular product or service developed by a company in which the fund invests is unsuccessful, the company does not meet earnings expectations or other events depress the value of the company's stock

  The fund may engage in active and frequent trading, resulting in high portfolio turnover. This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

Compared to mutual funds that focus on large capitalization companies, the fund's share price may be more volatile because of its focus on smaller capi-talization companies. Compared to large companies, smaller capitalization com-panies, and the markets for their common stocks, are more likely to:

 . Offer greater potential for losses
 . Have more limited product lines, capital resources and management depth

 . Experience sharper swings in market values, reflecting the lesser liquidity of the market for their securities
 . Be harder to sell at times and prices the manager believes appropriate

Who may want to invest
The fund may be an appropriate investment if you:

 . Are seeking to participate in the long term growth potential of smaller capi-
  talization companies
 . Currently have exposure to fixed income investments and companies with large capitalizations and wish to diversify your investment portfolio
 . Are willing to accept the risks of the stock market and the special risks of investing in unproven companies with limited track records

                                                       Smith Barney Mutual Funds

Total return
This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not neces-sarily indicate how the fund will perform in the future.

                        Total Return for Class B Shares

[CHART APPEARS HERE]
The bar chart shows the performance of the fund's Class B shares for each of the past 10 years. Class A, L and Y shares would have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.
Quarterly returns (past 10 years):

Highest: 28.79% in 4th quarter 1998; Lowest: (28.82%) in 3rd quarter 1990 Comparative performance

This table indicates the risks of investing in the fund by comparing the aver-age annual total return of each class for the periods shown with that of the Russell 2000 Index, a broad-based unmanaged index of common stocks of smaller capitalization companies and the Standard & Poor's 500 Index
("S&P 500 Index"), a broad based index composed of 500 widely held common stocks. This table assumes imposition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.

                          Average Annual Total Returns
                     Calendar Years Ended December 31, 1998

Class               1 year  5 years 10 years Since Inception Inception Date
 A                   4.91%    7.56%    n/a        12.79%        11/06/92
 B                   4.63     7.72   10.51%       9.36         12/13/82
 L                   7.53     7.66     n/a         5.24         10/18/93
 Y                    n/a      n/a     n/a         0.61+        01/31/96
 S&P 500 Index      28.60    24.05   19.19        18.17                *
 Russell 2000 Index                                                    *

+For the period from 1/31/96 (inception date) through 12/29/98.

*Index comparison begins on 12/31/82

Special Equities Fund

Fees and expenses
This table sets forth the fees and expenses you will pay if you invest in fund shares.

                                Shareholder fees

(fees paid directly from your investment)       Class A Class B Class L Class Y
Maximum sales charge (load) imposed on
purchases (as a % of offering price)             5.00%    None   1.00%    None
Maximum deferred sales charge (load) (as a %
of the lower of net asset value at purchase or
redemption)                                      None*   5.00%   1.00%    None

                       Annual fund operating expenses**
(expenses deducted from fund assets)        Class A Class B Class L Class Y
Management fee                                   0.75%   0.75%   0.75%   0.75%
Distribution and service (12b-1) fee             0.25%   1.00%   1.00%    None
Other expenses                                   0.24%   0.24%   0.24%   0.24%
                                                 -----   -----   -----   -----
Total annual fund operating expenses             1.24%   1.99%   1.99%   0.99%

*You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

**For Class Y shares, "Other expenses" have been estimated based on expenses incurred by Class A shares because no Class Y shares were outstanding for the year ended December 31, 1998.

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

 . You invest $10,000 in the fund for the period shown
 .Your investment has a 5% return each year
 .You reinvest all distributions and dividends without a sales charge .The fund's operating expenses remain the same

                      Number of years you own your shares

                                       1 year 3 years 5 years 10 years
Class A (with or without redemption)    $620   $874   $1,147   $1,925

Class B (redemption at end of period)   $702   $924   $1,173   $2,123
Class B (no redemption)                 $202   $624   $1,073   $2,123

Class L (redemption at end of period)   $400   $718   $1,162   $2,394
Class L (no redemption)                 $300   $718   $1,162   $2,394

Class Y (with or without redemption)    $101   $315   $  547   $1,213

                                                       Smith Barney Mutual Funds

 More on the fund's investments

Derivative contracts The fund may, but need not, use derivative contracts, such as futures and options on securities or securities indices, or options on these futures for any of the following purposes:

 .To hedge against the economic impact of adverse changes in the market value of portfolio securities, because of changes in stock market prices

 .As a substitute for buying or selling securities

A derivative contract will obligate or entitle a fund to deliver or receive an asset or cash payment based on the change in value of one or more securities or indices. Even a small investment in derivative contracts can have a big impact on a fund's stock exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains. The fund may not fully ben-efit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.


Foreign securities The fund may invest in American Depository Receipts (ADRs) and other securities quoted in U.S. dollars of foreign issuers, including those in emerging markets. Because the fund may invest in securities of foreign issuers, the fund carries additional risks. The value of your investment may decline if the U.S. and/or foreign stock markets decline or an adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock. Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies. These risks may be more severe for securities of issuers in emerging markets.

Defensive investing The fund may depart from its principal investment strate-gies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.


Special Equities Fund

 Management

Manager The fund's investment manager is SSBC Fund Management Inc., an affili-ate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial serv-ices--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse chan-nels to make them available to consumer and corporate customers around the world.

Pamela P. Milunovich, investment officer of the manager and a director of Salo-mon Brothers Asset Management, has been responsible for the day to day manage-ment of the fund since November 1998.

Management fee For its services, the manager received a fee during the fund's last fiscal year equal to 0.55% of the fund's average daily net assets. In addition, the manager received a fee for its administrative services to the fund equal to 0.20% of the fund's average daily net assets.

Distributor The fund has entered into an agreement with CFBDS, Inc. to distrib-ute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.

Distribution plans The fund has adopted Rule 12b-1 distribution plans for its Class A, B and L shares. Under each plan, the fund pays distribution and serv-ice fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

Year 2000 issue Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the fund. The cost of addressing the Year 2000 issue, if sub-stantial, could adversely affect companies and governments that issue securi-ties held by the fund. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The fund has been informed by other service providers that they are taking similar measures. Although the fund does not expect the Year 2000 issue to adversely affect it, the fund cannot guarantee that the efforts of the fund which are limited to requesting and receiving reports from its service providers, or the efforts of its service providers to correct the problem will be successful.

                                                       Smith Barney Mutual Funds

 Choosing a class of shares to buy

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

 .If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.

 .For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.

 .Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:
 .A Salomon Smith Barney Financial Consultant
 .An investment dealer in the selling group or a broker that clears through Sal-
  omon Smith Barney--a dealer representative
 .The fund, but only if you are investing through certain qualified plans or certain dealer representatives

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                 Initial           Additional
                                       Classes A, B, L   Class Y   All Classes
General                                    $1,000      $15 million     $50
IRAs, Self Employed Retirement Plans,
Uniform Gift to Minor Accounts              $250       $15 million     $50
Qualified Retirement Plans*                  $25       $15 million     $25
Simple IRAs                                  $1            n/a         $1
Monthly Systematic Investment Plans          $25           n/a         $25
Quarterly Systematic Investment Plans        $50           n/a         $50

* Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

Special Equities Fund

 Comparing the fund's classes

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. They may receive different com-pensation depending upon which class you choose.

                           Class A     Class B     Class L     Class Y
Key features             .Initial    .No initial .Initial    .No initial
                          sales       sales       sales       or
                          charge      charge      charge is   deferred
                          .You may    .Deferred   lower than  sales
                          qualify     sales       Class A     charge
                          for reduc-  charge      .Deferred   .Must
                          tion or     declines    sales       invest at
                          waiver of   over time   charge for  least $15
                          initial     .Converts   only 1      million
                          sales       to Class A  year        .Lower
                          charge      after 8     .Does not   annual
                          .Lower      years       convert to  expenses
                          annual      .Higher     Class A     than the
                          expenses    annual      .Higher     other
                          than Class  expenses    annual      classes
                          B and       than Class  expenses
                          Class L     A           than Class
                                                  A
------------------------------------------------------------------------
Initial sales charge     Up to       None        1.00%       None
                         5.00%;
                         reduced for
                         large pur-
                         chases and
                         waived for
                         certain
                         investors.
                         No charge
                         for pur-
                         chases of
                         $500,000 or
                         more
------------------------------------------------------------------------
Deferred sales charge    1% on pur-  Up to 5%    1% if you   None
                         chases of   charged     redeem
                         $500,000 or when you    within 1
                         more if you redeem      year of
                         redeem      shares. The purchase
                         within 1    charge is
                         year of     reduced
                         purchase    over time
                                     and there
                                     is no
                                     deferred
                                     sales
                                     charge
                                     after 6
                                     years
------------------------------------------------------------------------
Annual distribution and  0.25% of    1% of aver- 1% of aver- None
service fees             average     age daily   age daily
                         daily net   net assets  net assets
                         assets
------------------------------------------------------------------------
Exchangeable into*       Class A     Class B     Class L     Class Y
                         shares of   shares of   shares of   shares of
                         most Smith  most Smith  most Smith  most Smith
                         Barney      Barney      Barney      Barney
                         funds       funds       funds       funds
------------------------------------------------------------------------

* Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.

                                                       Smith Barney Mutual Funds

 Sales charges

Class A Shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

                                 Sales Charge as a % of
                                 Offering  Net amount
Amount of purchase               price (%) invested (%)
Less than $25,000                  5.00        5.26
$25,000 but less than $50,000      4.00        4.17
$50,000 but less than $100,000     3.50        3.63
$100,000 but less than $250,000    3.00        3.09
$250,000 but less than $500,000    2.00        2.04
$500,000 or more                   0.00        0.00

Investments of $500,000 or more You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

Accumulation privilege - lets you combine the current value of Class A shares owned

 .by you, or
 .by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

Letter of intent - lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge,

Special Equities Fund
if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

 .Employees of members of the NASD
 .403(b) or 401(k) retirement plans, if certain conditions are met
 .Clients of newly employed Salomon Smith Barney Financial Consultants, if cer-
  tain conditions are met
 .Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Con-sultant or dealer representative or consult the Statement of Additional Infor-mation ("SAI").

Class B Shares
You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of pur-chase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

Year after purchase    1st 2nd 3rd 4th 5th 6th through 8th
Deferred sales charge   5%  4%  3%  2%  1%        0%

Class B conversion. After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

Shares issued:                          Shares issued:     Shares issued:
At initial                              On reinvestment of Upon exchange from
purchase                                dividends and      another Smith Barney
                                        distributions      fund
Eight years after the date of purchase  In same proportion On the date the
                                        as the number of   shares originally
                                        Class B shares     acquired would
                                        converting is to   have converted
                                        total Class B      into Class A
                                        shares you own     shares


                                                       Smith Barney Mutual Funds

Class L Shares
You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

Class Y Shares

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

 More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of pur-chase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

 .Shares exchanged for shares of another Smith Barney fund
 .Shares representing reinvested distributions and dividends
 .Shares no longer subject to the deferred sales charge

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

Special Equities Fund

Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

 .On payments made through certain systematic withdrawal plans
 .On certain distributions from a retirement plan
 .For involuntary redemptions of small account balances
 .For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

 Buying shares

     Through a   You should contact your Salomon Smith Barney Financial Con-
 Salomon Smith   sultant or dealer representative to open a brokerage account
        Barney   and make arrangements to buy shares.
     Financial
 Consultant or
   dealer will
            be
representative

                 If you do not provide the following information, your order rejected

                 .Class of shares being bought
                 .Dollar amount or number of shares being bought

                 You should pay for your shares through your brokerage account no later than the third business day after you place your
                 order. Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.
--------------------------------------------------------------------------------
   Through the
        fund's   Qualified retirement plans and certain other investors who
      transfer   are clients of the selling group are eligible to buy shares
 directly from   directly from the fund.
         agent

                 .Write the transfer agent at the following address:
                      Smith Barney Investment Funds Inc.
                        Smith Barney Special Equities Fund
                      (Specify class of shares)
                      c/o First Data Investor Services Group, Inc.
                      P.O. Box 5128
                      Westborough, Massachusetts 01581-5128
                 .Enclose a check to pay for the shares. For initial pur-
                   chases, complete and send an account application.
                 .For more information, call the transfer agent at 1-800-451-
                   2010.

                                                       Smith Barney Mutual Funds

     Through a   You may authorize Salomon Smith Barney, your dealer represen-
    systematic   tative or the transfer agent to transfer funds automatically
    investment   from a regular bank account, cash held in a Salomon Smith
          plan   Barney brokerage account or Smith Barney money market fund to buy shares on a regular basis.

                 .Amounts transferred should be at least: $25 monthly or $50 quarterly
                 .If you do not have sufficient funds in your account on a
                   transfer date, Salomon Smith Barney, your dealer represen-tative or the transfer agent may charge you a fee

                 For more information, contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent or consult the SAI.

 Exchanging shares

  Smith Barney   You should contact your Salomon Smith Barney Financial Con-
      offers a   sultant or dealer representative to exchange into other Smith
   distinctive   Barney funds. Be sure to read the prospectus of the Smith
     family of   Barney fund you are exchanging into. An exchange is a taxable
         funds   transaction.
   tailored to
 help meet the
 varying needs
 of both large
     and small
    investors.

                 .You may exchange shares only for shares of the same class of another Smith Barney fund. Not all Smith Barney funds offer all classes.
                 .Not all Smith Barney funds may be offered in your state of residence. Contact your Smith Barney Financial Consultant, dealer representative or the transfer agent.
                 .You must meet the minimum investment amount for each fund .If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.
                 .The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges

Special Equities Fund

     Waiver of   Your shares will not be subject to an initial sales charge at
    additional   the time of the exchange.
 sales charges

                 Your deferred sales charge (if any) will continue to be mea-
                 sured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you
                 will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.
--------------------------------------------------------------------------------
  By telephone   If you do not have a brokerage account, you may be eligible to exchange shares through the transfer agent. You must com-
                 plete an authorization form to authorize telephone transfers.
                 If eligible, you may make telephone exchanges on any day the
                 New York Stock Exchange is open. Call the transfer agent at
                 1-800- 451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern
                 time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next deter-
                 mined. You can make telephone exchanges only between accounts that have identical registrations.
--------------------------------------------------------------------------------
       By mail   If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the transfer agent at the address on the opposite page.

                                                       Smith Barney Mutual Funds

 Redeeming shares

     Generally   Contact your Salomon Smith Barney Financial Consultant or
                 dealer representative to redeem shares of the fund.

                 If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemp-tion proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                 If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
--------------------------------------------------------------------------------
       By mail For accounts held directly at the fund, send written requests to the transfer agent at the following address:
                   Smith Barney Investment Funds Inc.
                      Smith Barney Special Equities Fund
                   (Specify class of shares)
                   c/o First Data Investor Services Group, Inc.
                   P.O. Box 5128
                   Westborough, Massachusetts 01581-5128

                 Your written request must provide the following:

                 .Your account number
                 .The class of shares and the dollar amount or number of
                   shares to be redeemed
                 .Signatures of each owner exactly as the account is regis-
                   tered

Special Equities Fund

  By telephone   If you do not have a brokerage account, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by tel-ephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                 Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form.
                 You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other documents.

--------------------------------------------------------------------------------

     Automatic
          cash   You can arrange for the automatic redemption of a portion of
    withdrawal   your shares on a monthly or quarterly basis. To qualify you
         plans   must own shares of the fund with a value of at least $10,000
                 ($5,000 for retirement plan accounts) and each automatic redemp-tion must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

                 The following conditions apply:

                 .Your shares must not be represented by certificates .All dividends and distributions must be reinvested

                 For more information, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

                                                       Smith Barney Mutual Funds

 Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

 .Name of the fund
 .Account number
 .Class of shares being bought, exchanged or redeemed
 .Dollar amount or number of shares being bought, exchanged or redeemed .Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemp-tion request is genuine by recording calls, asking the caller to provide a per-sonal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 .Are redeeming over $10,000 of shares
 .Are sending signed share certificates or stock powers to the transfer agent .Instruct the transfer agent to mail the check to an address different from the one on your account
 .Changed your account registration
 .Want the check paid to someone other than the account owner(s)
 .Are transferring the redemption proceeds to an account with a different regis-tration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

 .Suspend the offering of shares
 .Waive or change minimum and additional investment amounts
 .Reject any purchase or exchange order
 .Change, revoke or suspend the exchange privilege
 .Suspend telephone transactions

Special Equities Fund

 .Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securi-ties and Exchange Commission
 .Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other share-holders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

                                                       Smith Barney Mutual Funds

 Smith Barney 401(k) and ExecChoiceTM programs

You may be eligible to participate in the Smith Barney 401(k) program or the Smith Barney ExecChoiceTM program. The fund offers Class A and Class L shares to participating plans as investment alternatives under the programs. You can meet minimum investment and exchange amounts by combining the plan's invest-ments in any of the Smith Barney funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment. Once a class of shares is chosen, all additional purchases must be of the same class.

 .Class A shares may be purchased by plans investing at least $1 million.

 .Class L shares may be purchased by plans investing less than $1 million. Class
  L shares are eligible for exchange to Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange sooner in the following circumstances:

  If the account was opened on or after June 21, 1996 and a total of $1 mil-lion is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program 5 years.

  If the account was opened before June 21, 1996 and a total of $500,000 is invested in Smith Barney Funds Class L shares (other than money market funds) on December 31 in any year, all Class L shares are eligible for exchange on or about March 31 of the following year.

For more information, call your Salomon Smith Barney Financial Consultant or the transfer agent, or consult the SAI.

Special Equities Fund

 Dividends, distributions and taxes

Dividends The fund generally makes capital gain distributions and pays divi-dends, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in addi-tional fund shares of the same class that you hold. The fund expects distributions to be primarily from capital gain. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distribu-tions (whether in cash or additional shares) are all taxable events.

 Transaction                           Federal tax status
Redemption or exchange of shares       Usually capital gain or
                                       loss;
                                       long-term only if shares
                                       owned more than one year
Long-term capital gain distributions   Long-term capital gain
Short-term capital gain distributions  Ordinary income
Dividends                              Ordinary income

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares dur-ing the previous year. If you do not provide the fund with your correct tax-payer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

                                                       Smith Barney Mutual Funds

 Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabili-ties. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calcu-lation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).


The fund generally values its fund securities based on market prices or quota-tions. The fund's currency conversions are done when the London stock exchange closes, which is 12 noon Eastern time. When reliable market prices or quota-tions are not readily available, or when the value of a security has been mate-rially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accor-dance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund could change on days when you cannot buy or redeem shares.


In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer repre-sentative before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

Special Equities Fund

 Financial highlights

The financial highlights tables are intended to help you understand the perfor-mance of each class for the past 5 years. Certain information reflects finan-cial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the fund's financial statements, are included in the annual report (available upon request). The financial highlights for the year eneded December 31, 1994 were audited by other auditors.

 For a Class A share of capital stock outstanding throughout each year ended December 31:

                                    1998(/1/)    1997 1996(/1/)   1995 1994(/1/)
--------------------------------------------------------------------------------
 Net asset value, beginning of
 year                                $26.52    $28.11   $30.44  $19.10   $20.23
--------------------------------------------------------------------------------
 Income (loss) from operations:
 Net investment loss                 (0.15)    (0.21)   (0.19)  (0.27)   (0.13)
 Net realized and unrealized gain
 (loss)                                2.92    (1.38)   (1.50)   12.37   (1.00)
--------------------------------------------------------------------------------
 Total income (loss) from
 operations                            2.77    (1.59)   (1.69)   12.10   (1.13)
--------------------------------------------------------------------------------
 Less distributions from:
 Net realized gains                      --        --   (0.28)  (0.76)       --
 Capital                                 --        --   (0.36)      --       --
--------------------------------------------------------------------------------
 Total Distributions                     --        --   (0.64)  (0.76)       --
--------------------------------------------------------------------------------
 Net asset value, end of year        $29.29    $26.52   $28.11  $30.44   $19.10
--------------------------------------------------------------------------------
 Total return                        10.44%   (5.66)%  (5.81)%  63.48%  (5.59)%
--------------------------------------------------------------------------------
 Net assets, end of year--
(millions)                             $153      $177     $237    $159     $101
--------------------------------------------------------------------------------
 Ratios to average net assets:
 Expenses                             1.24%     1.20%    1.17%   1.43%    1.49%
 Net investment loss                 (0.58)    (0.67)   (0.61)  (1.05)   (0.94)
--------------------------------------------------------------------------------
 Portfolio turnover rate               157%      145%     118%    113%     123%
--------------------------------------------------------------------------------

   (/1/Per)share amounts have been calculated using the monthly average shares method.

                                                       Smith Barney Mutual Funds

 For a Class B share of capital stock outstanding throughout each year ended December 31:

                                    1998(/1/)    1997 1996(/1/)   1995 1994(/1/)
--------------------------------------------------------------------------------
 Net asset value, beginning of
 year                                $25.54    $27.28   $29.76  $18.82   $20.08
--------------------------------------------------------------------------------
 Income (loss) from operations:
 Net investment loss                 (0.34)    (0.45)   (0.41)  (0.37)   (0.27)
 Net realized and unrealized gain
 (loss)                                2.80    (1.29)   (1.43)   12.07   (0.99)
--------------------------------------------------------------------------------
 Total income (loss) from
 operations                            2.46    (1.74)   (1.84)   11.70   (1.26)
--------------------------------------------------------------------------------
 Less distributions from:
 Net realized gains                      --        --   (0.28)  (0.76)       --
 Capital                                 --        --   (0.36)      --       --
--------------------------------------------------------------------------------
 Total distributions                     --        --   (0.64)  (0.76)       --
--------------------------------------------------------------------------------
 Net asset value, end of year        $28.00    $25.54   $27.28  $29.76   $18.82
--------------------------------------------------------------------------------
 Total return                         9.63%   (6.38)%  (6.44)%  62.30%  (6.27)%
--------------------------------------------------------------------------------
 Net assets, end of year (millions)    $148      $244     $362    $171  $94,920
--------------------------------------------------------------------------------
 Ratios to average net assets:
 Expenses                             1.99%     1.94%    1.91%   2.04%    2.21%
 Net investment loss                 (1.33)    (1.41)   (1.36)  (1.61)   (1.66)
--------------------------------------------------------------------------------
 Portfolio turnover rate               157%      145%     118%    113%     123%
--------------------------------------------------------------------------------

(/1/Per)share amounts have been calculated using the monthly average shares method.

Special Equities Fund

 For a Class L share of capital stock outstanding throughout each year ended December 31:

                               1998(/1/)(/2/)    1997 1996(/1/)   1995 1994(/1/)
--------------------------------------------------------------------------------
 Net asset value, beginning
 of year                           $25.54      $27.28   $29.77  $18.82   $20.08
--------------------------------------------------------------------------------
 Income (loss) from
 operations:
 Net investment loss               (0.34)      (0.45)   (0.41)  (0.42)   (0.25)
 Net realized and unrealized
 gain (loss)                         2.80      (1.29)   (1.44)   12.13   (1.01)
--------------------------------------------------------------------------------
 Total income (loss) from
 operations                          2.46      (1.74)   (1.85)   11.71   (1.26)
--------------------------------------------------------------------------------
 Less distributions from:
 Net realized gains                    --          --   (0.28)  (0.76)       --
 Capital                               --          --   (0.36)      --       --
--------------------------------------------------------------------------------
 Total Distributions                   --          --   (0.64)  (0.76)       --
--------------------------------------------------------------------------------
 Net asset value, end of
 year                              $28.00      $25.54   $27.28  $29.77   $18.82
--------------------------------------------------------------------------------
 Total return                       9.63%     (6.38)%  (6.44)%  62.35%  (6.27)%
--------------------------------------------------------------------------------
 Net assets, end of year
(millions)                            $10         $19      $26      $9       $2
--------------------------------------------------------------------------------
 Ratios to average net
 assets:
 Expenses                           1.99%       1.95%    1.90%   2.25%    2.15%
 Net investment loss               (1.33)      (1.42)   (1.34)  (1.79)   (1.60)
--------------------------------------------------------------------------------
 Portfolio turnover rate             157%        145%     118%    113%     123%
--------------------------------------------------------------------------------

   (/1/Per)share amounts have been calculated using the monthly average shares method.

(/2/Prior)to June 12, 1998, Class L shares were called Class C shares.

                                                       Smith Barney Mutual Funds

 For a Class Y share* of capital stock outstanding throughout each year ended December 31:

                                        1997 1996(/1/)(/2/)
-----------------------------------------------------------
 Net asset value, beginning of year   $28.21        $28.99
-----------------------------------------------------------
 Loss from operations:
 Net investment loss                  (0.09)        (0.08)
 Net realized and unrealized loss     (1.40)        (0.06)
-----------------------------------------------------------
 Total loss from operations           (1.49)        (0.14)
-----------------------------------------------------------
 Less distributions from:
 Net realized gains                       --        (0.28)
 Capital                                  --        (0.36)
-----------------------------------------------------------
 Total Distributions                      --        (0.64)
-----------------------------------------------------------
 Net asset value, end of year         $26.72        $28.21
-----------------------------------------------------------
 Total return                        (5.28)%  (0.75)%(/3/)
-----------------------------------------------------------
 Net assets, end of year (millions)     $106           $94
-----------------------------------------------------------
 Ratios to average net assets:
 Expenses                              0.80%    0.82%(/4/)
 Net investment loss                  (0.27)   (0.29)(/4/)
-----------------------------------------------------------
 Portfolio turnover rate                145%          118%
-----------------------------------------------------------

   (/1/Per)share amounts have been calculated using the monthly average shares method.

(/2/For)the period from January 31, 1996 (inception date) to December 31, 1996. (/3/Not)annualized.
(/4/Annualized.)

* There were no Class Y shares outstanding for the year ended December 31, 1998

Special Equities Fund

                    (This page is intentionally left blank.)

SALOMONSMITHBARNEY
----------------------------
A member of citigroup [LOGO]

Special Equities Fund



An investment portfolio of Smith Barney Investment Funds Inc.

Shareholder reports Annual and semiannual reports to shareholders provide addi-tional information about the fund's investments. These reports discuss the mar-ket conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by refer-ence into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site Our web site is located at www.smithbarney.com

You can also review and copy the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get copies of these materials for a duplicating fee by writing to the Public Reference Section of the Commis-sion, Washington, D.C. 20549-6009. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can get the same information free from the Commission's Internet web site at http:www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not law-fully sell its shares.

SMSalomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file

no. 811-03275)

[FD00232 4/99]

[LOGO] Smith Barney Mutal Funds
       Investing for your future.
       Everyday.(R)

PROSPECTUS


Concert Peachtree Growth Fund

Class A, B, L and Y Shares

________________________________________________________________________________

April 30, 1999


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Concert Peachtree Growth Fund

                   Contents

Fund goal and main strategies...............................................   2
Risks, performance and expenses.............................................   3
More on the fund's investments..............................................   7
Management..................................................................   8
Choosing a class of shares to buy...........................................   9
Comparing the fund's classes................................................  10
Sales charge................................................................  11
More about deferred sales charges...........................................  14
Buying shares...............................................................  15
Exchanging shares...........................................................  16
Redeeming shares............................................................  17
Other things to know
about share transactions....................................................  19
Smith Barney 401(k) and
ExecChoiceTM programs.......................................................  21
Dividends, distributions and taxes..........................................  22
Share price.................................................................  23
Financial highlights                                                          24

You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

                                                       Smith Barney Mutual Funds

 Fund goal and main strategies

Investment objective
The fund seeks capital appreciation.

Key investments
The fund invests primarily in common stocks of companies with medium and large market capitalizations.

To a lesser extent, the fund also may invest in common stocks of companies with small market capitalizations and other equity securities, including exchange traded and over-the-counter common stocks and preferred shares, debt securities convertible into equity securities, and warrants and rights relating to equity securities.

Selection process
The manager emphasizes individual security selection, while diversifying across industries and sectors. The manager uses a disciplined management style involv-ing both quantitative analysis and fundamental research. The manager uses a computer-aided quantitative model supported by its own fundamental qualitative research. In selecting individual securities for investment, the manager looks for the following:

 .Above average potential for capital appreciation
 .Strong, sustainable earnings growth
 .Stocks of companies in cyclical industries that the manager believes are tem-
  porarily depressed
 .Experienced and effective management
 .Effective research, product development and marketing
 .Competitive advantages

Concert Peachtree Growth Fund

 Risks, performance and expenses

Principal risks of investing in the fund
Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

 .The stock market declines
 .Companies with medium and large market capitalizations fall out of favor with investors
 .Companies in which the fund invests fail to meet earnings expectations, or other events depress their stock prices
 .The manager's judgment about the attractiveness, value or potential apprecia-tion of a particular stock proves to be incorrect

Who may want to invest
The fund may be an appropriate investment if you:

 .Are seeking to participate in the long term capital appreciation potential of the stock market

 .Are planning for a long-term goal and are willing to accept periods of market volatility
 .Are willing to accept the risks of investing in the stock market

                                                       Smith Barney Mutual Funds

Total return
This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not neces-sarily indicate how the fund will perform in the future.

                        Total Return for Class A Shares

                      Total Return Bar Chart appears here.

The bar chart shows the performance of the fund's Class A shares for each of the past 3 years. Class B, L and Y shares would have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.
*The fund's current management team began managing the fund in August 1997.

Quarterly returns:

Highest: 29.90% in 4th quarter 1998; Lowest: (12.26)% in 3rd quarter 1998

Concert Peachtree Growth Fund

Comparative performance

This table indicates the risks of investing in the fund by comparing the aver-age annual total return of each class for the periods shown with that of the Russell 1000 Growth Index, a broad-based unmanaged index of large capitaliza-tion growth oriented common stocks and the Russell 2000 Index, a broad-based unmanaged index of smaller capitalization companies. This table assumes imposi-tion of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.

                          Average Annual Total Returns
                     Calendar Years Ended December 31, 1998

Class                1 year  5 years 10 years Since inception Inception Date
 A                   26.43%    n/a     n/a         17.11%        07/03/95
 B                   27.11     n/a     n/a         17.55         07/03/95
 L                   29.89     n/a     n/a         16.51         08/08/95
 Y                   33.62     n/a     n/a         24.68         10/15/97
Russell 1000 Growth  38.71     n/a     n/a         29.83            *
Index
Russell 2000 Index   12.27     n/a     n/a         12.04             *


*Index comparison begins on 07/31/95

Fees and expenses
This table sets forth the fees and expenses you will pay if you invest in fund shares.

                                Shareholder fees

(fees paid directly from your investment)       Class A Class B Class L Class Y
Maximum sales charge (load) imposed on
purchases (as a % of offering price)             5.00%   None    1.00%   None
Maximum deferred sales charge (load) (as a %
of the lower of net asset value at purchase or
redemption)                                      None*   5.00%   1.00%   None

                         Annual fund operating expenses
(expenses deducted from fund assets)
Management fee                                   0.99%   0.99%   0.99%   0.99%
Distribution and service (12b-1) fee             0.25%   1.00%   1.00%   None
Other expenses                                   0.16%   0.22%   0.17%   0.08%
                                                 -----   -----   -----   -----
Total annual fund operating expenses             1.40%   2.21%   2.16%   1.07%

*You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

                                                       Smith Barney Mutual Funds

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

 .You invest $10,000 in the fund for the period shown
 .Your investment has a 5% return each year
 .You reinvest all distributions and dividends without a sales charge .The fund's operating expenses remain the same

                      Number of years you own your shares

                               1 year 3 years 5 years 10 years
Class A
(with or without redemption)    $635   $921   $1,228   $2,096
Class B
(redemption at end of period)   $724   $991   $1,285   $2,339
Class B
(no redemption)                 $224   $691   $1,185   $2,339
Class L
(redemption at end of period)   $417   $769   $1,248   $2,568
Class L
(no redemption)                 $317   $769   $1,248   $2,568
Class Y
(with or without redemption)    $109   $340   $  590   $1,306

Concert Peachtree Growth Fund

 More on the fund's investments

Foreign securities The fund may invest in American Depository Receipts (ADRs) and other securities quoted in U.S. dollars of foreign issuers, including those in emerging markets. Because the fund may invest in securities of foreign issuers, the fund carries additional risks. The value of your investment may decline if the U.S. and/or foreign stock markets decline or an adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock. Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies. These risks may be more severe for securities of issuers in emerging markets.

Defensive investing The fund may depart from its principal investment strate-gies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

                                                       Smith Barney Mutual Funds

 Management

Manager The fund's investment manager is SSBC Fund Management Inc., an affili-ate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial serv-ices--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse chan-nels to make them available to consumer and corporate customers around the world.

Dennis A. Johnson, CFA, investment officer of the manager and president and chief investment officer of Peachtree Asset Management, a division of the man-ager, has been responsible for the management of the fund since August 1997.

Management fee For its services, the manager received a fee during the fund's last fiscal year equal to 0.99% of the fund's average daily net assets.

Distributor The fund has entered into an agreement with CFBDS, Inc. to distrib-ute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.

Distribution plans The fund has adopted Rule 12b-1 distribution plans for its Class A, B and L shares. Under each plan, the fund pays distribution and serv-ice fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

Year 2000 issue Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the fund. The cost of addressing the Year 2000 issue, if sub-stantial, could adversely affect companies and governments that issue securi-ties held by the fund. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The fund has been informed by other service providers that they are taking similar measures. Although the fund does not expect the Year 2000 issue to adversely affect it, the fund cannot guarantee that the efforts of the fund which are limited to requesting and receiving reports from its service providers, or the efforts of its service providers to correct the problem will be successful.

Concert Peachtree Growth Fund

 Choosing a class of shares to buy

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

 .If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.

 .For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.



 .Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:
 .A Salomon Smith Barney Financial Consultant
 .An investment dealer in the selling group or a broker that clears through Sal-
  omon Smith Barney--a dealer representative
 .The fund, but only if you are investing through certain qualified plans or certain dealer representatives

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                 Initial           Additional
                                       Classes A, B, L Class Y     All Classes
General                                    $1,000      $15 million     $50
IRAs, Self Employed Retirement Plans,
Uniform Gift to Minor Accounts              $250       $15 million     $50
Qualified Retirement Plans*                  $25       $15 million     $25
Simple IRAs                                  $1            n/a         $1
Monthly Systematic Investment Plans          $25           n/a         $25
Quarterly Systematic Investment Plans        $50           n/a         $50

*Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

                                                       Smith Barney Mutual Funds

 Comparing the fund's classes

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. They may receive different com-pensation depending upon which class you choose.

                         Class A     Class B     Class L     Class Y
Key features             .Initial    .No initial .Initial    .No initial
                          sales       sales       sales       or
                          charge      charge      charge is   deferred
                          .You may    .Deferred   lower than  sales
                          qualify     sales       Class A     charge
                          for reduc-  charge      .Deferred   .Must
                          tion or     declines    sales       invest at
                          waiver of   over time   charge for  least $15
                          initial     .Converts   only 1      million
                          sales       to Class A  year        .Lower
                          charge      after 8     .Does not   annual
                          .Lower      years       convert to  expenses
                          annual      .Higher     Class A     than the
                          expenses    annual      .Higher     other
                          than Class  expenses    annual      classes
                          B and       than Class  expenses
                          Class L     A           than Class
                                                  A
------------------------------------------------------------------------
Initial sales charge     Up to       None        1.00%       None
                         5.00%;
                         reduced for
                         large pur-
                         chases and
                         waived for
                         certain
                         investors.
                         No charge
                         for pur-
                         chases of
                         $500,000 or
                         more
------------------------------------------------------------------------
Deferred sales charge    1% on pur-  Up to 5%    1% if you   None
                         chases of   charged     redeem
                         $500,000 or when you    within 1
                         more if you redeem      year of
                         redeem      shares. The purchase
                         within 1    charge is
                         year of     reduced
                         purchase    over time
                                     and there
                                     is no
                                     deferred
                                     sales
                                     charge
                                     after 6
                                     years
------------------------------------------------------------------------
Annual distribution and  0.25% of    1% of aver- 1% of aver- None
service fees             average     age daily   age daily
                         daily net   net assets  net assets
                         assets
------------------------------------------------------------------------
Exchangeable into*       Class A     Class B     Class L     Class Y
                         shares of   shares of   shares of   shares of
                         most Smith  most Smith  most Smith  most Smith
                         Barney      Barney      Barney      Barney
                         funds       funds       funds       funds
------------------------------------------------------------------------

*Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.

Concert Peachtree Growth Fund

 Sales charge

Class A shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

                                 Sales charge as a % of
                                 Offering  Net amount
Amount of purchase               price (%) invested (%)
Less than $25,000                  5.00        5.26
$25,000 but less than $50,000      4.00        4.17
$50,000 but less than $100,000     3.50        3.63
$100,000 but less than $250,000    3.00        3.09
$250,000 but less than $500,000    2.00        2.04
$500,000 or more                   0.00        0.00

Investments of $500,000 or more You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

 .Accumulation privilege - lets you combine the current value of Class A shares owned

 .by you, or
 .by members of your immediate family,

 and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Cer-tain trustees and fiduciaries may be entitled to combine accounts in deter-mining their sales charge.

 .Letter of intent - lets you purchase Class A shares of the fund and other
  Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

                                                       Smith Barney Mutual Funds

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

 .Employees of members of the NASD
 .403(b) or 401(k) retirement plans, if certain conditions are met
 .Clients of newly employed Salomon Smith Barney Financial Consultants, if cer-
  tain conditions are met
 .Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn about addtional waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Con-sultant or dealer representative or consult the Statement of Additional Infor-mation ("SAI").

Class B Shares
You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of pur-chase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

Year after purchase    1st 2nd 3rd 4th 5th 6th through 8th
Deferred sales charge  5%  4%  3%  2%  1%        0%

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

                                        Shares issued:     Shares issued:
                                        On reinvestment of Upon exchange from
Shares issued:                          dividends and      another Smith Barney
At initial purchase                     distributions      fund
Eight years after the date of purchase  In same proportion On the date the
                                        as the number of   shares originally
                                        Class B shares     acquired would
                                        converting is to   have converted
                                        total Class B      into Class A
                                        shares you own     shares

Concert Peachtree Growth Fund

Class L Shares
You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

Class Y Shares



You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

                                                       Smith Barney Mutual Funds

 More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of pur-chase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

 .Shares exchanged for shares of another Smith Barney fund
 .Shares representing reinvested distributions and dividends
 .Shares no longer subject to the deferred sales charge

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

 .On payments made through certain systematic withdrawal plans
 .On certain distributions from a retirement plan
 .For involuntary redemptions of small account balances
 .For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

Concert Peachtree Growth Fund

 Buying shares

     Through a   You should contact your Salomon Smith Barney Financial Con-
 Salomon Smith   sultant or dealer representative to open a brokerage account
        Barney   and make arrangements to buy shares.
     Financial
 Consultant or
        dealer
representative

                 If you do not provide the following information, your order will be rejected

                 .Class of shares being bought
                 .Dollar amount or number of shares being bought

                 You should pay for your shares through your brokerage account no later than the third business day after you place your
                 order. Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.
--------------------------------------------------------------------------------
   Through the   Qualified retirement plans and certain other investors who
        fund's   are clients of the selling group are eligible to buy shares
      transfer   directly from the fund.
         agent

                 .Write the transfer agent at the following address:
                      Smith Barney Investment Funds Inc.
                        Concert Peachtree Growth Fund
                      (Specify class of shares)
                      c/o First Data Investor Services Group, Inc.
                      P.O. Box 5128
                      Westborough, Massachusetts 01581-5128
                 .Enclose a check to pay for the shares. For initial pur-
                   chases, complete and send an account application.
                 .For more information, call the transfer agent at 1-800-451-
                   2010.
--------------------------------------------------------------------------------
     Through a   You may authorize Salomon Smith Barney, your dealer represen-
    systematic   tative or the transfer agent to transfer funds automatically
    investment   from a regular bank account, cash held in a Salomon Smith
          plan   Barney brokerage account or Smith Barney money market fund to buy shares on a regular basis.

                 .Amounts transferred should be at least: $25 monthly or $50 quarterly
                 .If you do not have sufficient funds in your account on a
                   transfer date, Salomon Smith Barney, your dealer represen-tative or the transfer agent may charge you a fee

                 For more information, contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent or consult the SAI.

                                                       Smith Barney Mutual Funds

 Exchanging shares

  Smith Barney   You should contact your Salomon Smith Barney Financial Con-
      offers a   sultant or dealer representative to exchange into other Smith
   distinctive   Barney funds. Be sure to read the prospectus of the Smith
     family of   Barney fund you are exchanging into. An exchange is a taxable
         funds   transaction.
   tailored to
     help meet

 the varying needs
 of both large
     and small
    investors.

                 .You may exchange shares only for shares of the same class of the another Smith Barney fund. Not all Smith Barney funds offer all classes.
                 .Not all Smith Barney funds may be offered in your state of residence. Contact your Smith Barney Financial Consultant, dealer representative or the transfer agent.
                 .You must meet the minimum investment amount for each fund
                 .If you hold share certificates, the transfer agent must
                   receive the certificates endorsed for transfer or with
                   signed stock powers (documents transferring ownership of certificates) before the exchange is effective.
                 .The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges
--------------------------------------------------------------------------------
     Waiver of   Your shares will not be subject to an initial sales charge at
    additional   the time of the exchange.
 sales charges

                 Your deferred sales charge (if any) will continue to be mea-
                 sured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you
                 will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.
--------------------------------------------------------------------------------
  By telephone   If you do not have a brokerage account, you may be eligible to exchange shares through the transfer agent. You must com-plete an authorization form to authorize telephone transfers.
                 If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next deter-mined.

                 You can make telephone exchanges only between accounts that have identical registrations.
--------------------------------------------------------------------------------
       By mail If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the transfer agent at the address on the opposite page.

Concert Peachtree Growth Fund

 Redeeming shares

     Generally   Contact your Salomon Smith Barney Financial Consultant or
                 dealer representative to redeem shares of the fund.

                 If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemp-tion proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                 If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
--------------------------------------------------------------------------------
       By mail For accounts held directly at the fund, send written requests to the transfer agent at the following address:
                   Smith Barney Investment Funds Inc.
                   Concert Peachtree Growth Fund
                   (Specify class of shares)
                   c/o First Data Investor Services Group, Inc.
                   P.O. Box 5128
                   Westborough, Massachusetts 01581-5128

                 Your written request must provide the following:

                 .Your account number
                 .The class of shares and the dollar amount or number of
                   shares to be redeemed
                 .Signatures of each owner exactly as the account is regis-
                   tered
--------------------------------------------------------------------------------

                                                       Smith Barney Mutual Funds

  By telephone   If you do not have a brokerage account, you may be eligible to redeem shares (except those held in retirement plan accounts) in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by tel-ephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.


                 Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form.
                  You must submit a new authorization form to change
                 the bank account designated to receive wire transfers and you may be asked to provide certain other documents.

--------------------------------------------------------------------------------
     Automatic
          cash   You can arrange for the automatic redemption of a portion of
    withdrawal   your shares on a monthly or quarterly basis. To qualify you
         plans   must own shares of the fund with a value of at least $10,000
                 ($5,000 for retirement plans) and each automatic redemp-tion must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

                 The following conditions apply:

                 .Your shares must not be represented by certificates .All dividends and distributions must be reinvested

                 For more information, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

Concert Peachtree Growth Fund

 Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

 .Name of the fund
 .Account number
 .Class of shares being bought, exchanged or redeemed
 .Dollar amount or number of shares being bought, exchanged or redeemed .Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemp-tion request is genuine by recording calls, asking the caller to provide a per-sonal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 .Are redeeming over $10,000 of shares
 .Are sending signed share certificates or stock powers to the transfer agent .Instruct the transfer agent to mail the check to an address different from the one on your account
 .Changed your account registration
 .Want the check paid to someone other than the account owner(s)
 .Are transferring the redemption proceeds to an account with a different regis-tration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

 .Suspend the offering of shares
 .Waive or change minimum and additional investment amounts
 .Reject any purchase or exchange order
 .Change, revoke or suspend the exchange privilege

                                                       Smith Barney Mutual Funds

 .Suspend telephone transactions
 .Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securi-ties and Exchange Commission
 .Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other share-holders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

Concert Peachtree Growth Fund

 Smith Barney 401(k) and ExecChoiceTM programs

You may be eligible to participate in the Smith Barney 401(k) program or the Smith Barney ExecChoiceTM program. The fund offers Class A and Class L shares to participating plans as investment alternatives under the programs. You can meet minimum investment and exchange amounts by combining the plan's invest-ments in any of the Smith Barney funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment. Once a class of shares is chosen, all additional purchases must be of the same class.

 .Class A shares may be purchased by plans investing at least $1 million.

 .Class L shares may be purchased by plans investing less than $1 million. Class
  L shares are eligible for exchange to Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange sooner in the following circumstances:

  If the account was opened on or after June 21, 1996 and a total of $1 mil-lion is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program 5 years.

  If the account was opened before June 21, 1996 and a total of $500,000 is invested in Smith Barney Funds Class L shares (other than money market funds) on December 31 of any year, all Class L shares are eligible for exchange on or about March 31 of the following year.

For more information, call your Salomon Smith Barney Financial Consultant or the transfer agent, or consult the SAI.

                                                       Smith Barney Mutual Funds

 Dividends, distributions and taxes

Dividends The fund generally makes capital gain distributions and pays divi-dends, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in addi-tional fund shares of the same class you hold. The fund expects distributions to be primarily from capital gain. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distribu-tions (whether in cash or additional shares) are all taxable events.

Transaction                            Federal tax status
Redemption or exchange of shares       Usually capital gain or loss;
                                       long-term only if shares owned
                                       more than one year
Long-term capital gain distributions   Long-term capital gain
Short-term capital gain distributions  Ordinary income
Dividends                              Ordinary income

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares dur-ing the previous year. If you do not provide the fund with your correct tax-payer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

Concert Peachtree Growth Fund

 Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabili-ties. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calcu-lation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quota-tions. The fund's currency conversions are done when the London stock exchange closes, which is 12 noon Eastern time. When reliable market prices or quota-tions are not readily available, or when the value of a security has been mate-rially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accor-dance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer repre-sentative before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

                                                       Smith Barney Mutual Funds

 Financial highlights

The financial highlights tables are intended to help you understand the perfor-mance of each class since inception. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all divi-dends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the fund's finan-cial statements, are included in the annual report (available upon request).

 For a Class A share of capital stock outstanding throughout each year ended December 31:

                                     1998(/1/)   1997   1996   1995(/2/)
------------------------------------------------------------------------
 Net asset value, beginning of year   $13.41   $13.80 $14.31      $13.36
------------------------------------------------------------------------
 Income from operations:
 Net investment income (loss)         (0.07)     0.03   0.01        0.03
 Net realized and unrealized gain       4.50     0.65   1.85        1.87
------------------------------------------------------------------------
 Total income from operations           4.43     0.68   1.86        1.90
------------------------------------------------------------------------
 Less distributions from:
 Net investment income                    --       -- (0.11)      (0.02)
 Net realized gains                   (0.13)   (1.07) (2.26)      (0.93)
------------------------------------------------------------------------
 Total distributions                  (0.13)   (1.07) (2.37)      (0.95)
------------------------------------------------------------------------
 Net asset value, end of year         $17.71   $13.41 $13.80      $14.31
------------------------------------------------------------------------
 Total return                         33.13%    5.18% 13.96% 14.61%(/3/)
------------------------------------------------------------------------
 Net assets, end of year millions        $87      $67    $72         $58
------------------------------------------------------------------------
 Ratios to average net assets:
 Expenses                              1.40%    1.67%  1.78%  1.72%(/4/)
 Net investment income                (0.48)     0.22   0.13   0.46(/4/)
------------------------------------------------------------------------
 Portfolio turnover rate                 93%     227%   183%         51%
------------------------------------------------------------------------

(/1/Per)share amounts have been calculated using the monthly average shares method.

(/2/For)the period from July 3, 1995 (inception date) to December 31, 1995.

(/3/Not)annualized.

(/4/Annualized.)

Concert Peachtree Growth Fund

 For a Class B share of capital stock outstanding throughout each year ended December 31:

                                     1998(/1/)   1997   1996   1995(/2/)
------------------------------------------------------------------------
 Net asset value, beginning of year   $13.24   $13.74 $14.27      $13.36
------------------------------------------------------------------------
 Income from operations:
 Net investment loss                  (0.19)   (0.07) (0.09)      (0.02)
 Net realized and unrealized gain       4.43     0.64   1.84        1.86
------------------------------------------------------------------------
 Total income from operations           4.24     0.57   1.75        1.84
------------------------------------------------------------------------
 Less distributions from:
 Net investment income                    --       -- (0.02)          --
 Net realized gains                   (0.13)   (1.07) (2.26)      (0.93)
------------------------------------------------------------------------
 Total distributions                  (0.13)   (1.07) (2.28)      (0.93)
------------------------------------------------------------------------
 Net asset value, end of year         $17.35   $13.24 $13.74      $14.27
------------------------------------------------------------------------
 Total return                         32.11%    4.40% 13.12% 14.15%(/3/)
------------------------------------------------------------------------
 Net assets, end of year (millions)      $59      $42    $43         $33
------------------------------------------------------------------------
 Ratios to average net assets:
 Expenses                              2.21%    2.42%  2.53%  2.46%(/4/)
 Net investment loss                  (1.29)   (0.53) (0.63) (0.27)(/4/)
------------------------------------------------------------------------
 Portfolio turnover rate                 93%     227%   183%         51%
------------------------------------------------------------------------

(/1/Per)share amounts have been calculated using the monthly average shares method.

(/2/For)the period from July 3, 1995 (inception date) to December 31, 1995.

(/3/Not)annualized.

(/4/Annualized.)

                                                       Smith Barney Mutual Funds

 For a Class L share of capital stock outstanding throughout each year ended December 31:

                                     1998(/1/)(/2/)   1997   1996  1995(/3/)
----------------------------------------------------------------------------
 Net asset value, beginning of year      $13.28     $13.78 $14.29     $14.05
----------------------------------------------------------------------------
 Income from operations:
 Net investment income (loss)            (0.18)     (0.05) (0.08)       0.01
 Net realized and unrealized gain          4.44       0.62   1.85       1.16
----------------------------------------------------------------------------
 Total income from operations              4.26       0.57   1.77       1.17
----------------------------------------------------------------------------
 Less distributions from:
 Net investment income                       --         -- (0.02)         --
 Net realized gains                      (0.13)     (1.07) (2.26)     (0.93)
----------------------------------------------------------------------------
 Total distributions                     (0.13)     (1.07) (2.28)     (0.93)
----------------------------------------------------------------------------
 Net asset value, end of year            $17.41     $13.28 $13.78     $14.29
----------------------------------------------------------------------------
 Total return                            32.17%      4.38% 13.24% 8.69%(/4/)
----------------------------------------------------------------------------
 Net assets, end of year (000)'s           $222       $203   $174        $88
----------------------------------------------------------------------------
 Ratios to average net assets:
 Expenses                                 2.16%      2.41%  2.40% 2.29%(/5/)
 Net investment income (loss)            (1.23)     (0.53) (0.48)  0.13(/5/)
----------------------------------------------------------------------------
 Portfolio turnover rate                    93%       227%   183%        51%
----------------------------------------------------------------------------

(/1/Per)share amounts have been calculated using the monthly average shares method.

(/2/On)June 12, 1998, Class C shares were renamed Class L shares.

(/3/For)the period from August 8, 1995 (inception date) to December 31, 1995.

(/4/Not)annualized.

(/5/Annualized.)

Concert Peachtree Growth Fund

 For a Class Y share of capital stock outstanding throughout each year ended December 31:

                                           1998(/1/)    1997(/2/)
-----------------------------------------------------------------
 Net asset value, beginning of year         $13.42         $14.86
-----------------------------------------------------------------
 Income (loss) from operations:
 Net investment income (loss)               (0.02)           0.01
 Net realized and unrealized gain (loss)      4.52         (0.38)
-----------------------------------------------------------------
 Total income (loss) from operations          4.50         (0.37)
-----------------------------------------------------------------
 Less distributions from:
 Net realized gains                         (0.13)         (1.07)
-----------------------------------------------------------------
 Total distributions                        (0.13)         (1.07)
-----------------------------------------------------------------
 Net asset value, end of year               $17.79         $13.42
-----------------------------------------------------------------
 Total return                               33.62%   (2.25)%(/3/)
-----------------------------------------------------------------
 Net assets, end of year (millions)           $188           $115
-----------------------------------------------------------------
 Ratios to average net assets:
 Expenses                                    1.07%     1.10%(/4/)
 Net investment income (loss)               (0.14)      0.62(/4/)
-----------------------------------------------------------------
 Portfolio turnover rate                       93%           227%
-----------------------------------------------------------------

(/1/)Per share amounts have been calculated using the monthly average shares method.

(/2/For)the period from October 15, 1997 (inception date) to December 31, 1997.

(/3/Not)annualized.

(/4/Annualized.)

                                                       Smith Barney Mutual Funds

SALOMONSMITHBARNEY
----------------------------
A member of citigroup [LOGO]

Concert Peachtree
Growth Fund

An investment portfolio of Smith Barney Investment Funds Inc.

Shareholder Reports Annual and semiannual reports to shareholders provide addi-tional information about the fund's investments. These reports discuss the mar-ket conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by refer-ence into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com

You can also review and copy the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get copies of these materials for a duplicating fee by writing to the Public Reference Section of the Commis-sion, Washington, D.C. 20549-6009. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can get the same information free from the Commission's Internet web site at http:www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not law-fully sell its shares.

SMSalomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act

file no. 811-03725

(FD0970 4/99)

[Logo]

Smith Barney Mutual Funds

Investing for your future.

Every day.




PROSPECTUS          SMITH BARNEY
                    MUTUAL FUNDS



April 30, 1999   CONTRARIAN FUND

                    Class A, B, L and Y Shares



The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Contrarian Fund

                   Contents

Fund goal and main strategies...............................................   2
Risks, performance and expenses.............................................   3
More on the fund's investments..............................................   6
Management..................................................................   7
Choosing a class of shares to buy...........................................   8
Comparing the fund's classes................................................   9
Sales charges...............................................................  10
More about deferred sales charges...........................................  12
Buying shares...............................................................  13
Exchanging shares...........................................................  14
Redeeming shares............................................................  16
Other things to know about share transactions...............................  18
Smith Barney 401(k) and
ExecChoice(TM) programs.....................................................  20
Dividends, distributions and taxes..........................................  21
Share price.................................................................  22
Financial highlights........................................................  23

You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

                                                       Smith Barney Mutual Funds

 Fund goal and main strategies

Investment objective
The fund seeks long-term growth of capital.

Key investments
The fund invests primarily in common stocks and other equity securities. Equity securities include exchange traded and over-the-counter common stocks and pre-ferred shares, debt securities convertible into equity securities, and warrants and rights relating to equity securities.

Selection process
The manager uses a "contrarian" approach to selecting investments, which means that the manager seeks stocks that, at the time of purchase, are price depressed, undervalued or out of favor. The manager believes that the stock market ultimately will adjust to reflect the intrinsic value of these stocks. Some of the fund's investments have a growth component as well.

The manager emphasizes individual security selection while diversifying the fund's investments across industries and sectors. Companies in which the fund invests may have large, mid or small size market capitalizations and may oper-ate in any market sector. In selecting individual securities for investment, the manager looks for:

 .Favorable valuation measures, including stock price relative to book value, cash flow, earnings and sales per share
 .Qualitative measures, such as experienced and effective management, competi-
  tive advantages and effective research, product development and marketing .Securities valued at the low end of their 52-week trading range or signifi-
  cantly below their 52-week high trading range

Contrarian Fund

 Risks, performance and expenses

Principal risks of investing in the fund
Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

 .The stock market declines
 .Investors continue to disfavor stocks purchased by the fund, causing their prices to remain depressed
 .The manager's judgment about the attractiveness, value or potential apprecia-tion of a particular stock proves to be incorrect

Who may want to invest
The fund may be an appropriate investment if you:

 .Are seeking to participate in the long term growth potential of the stock mar-
  ket, through a contrarian approach to investing
 .Are planning for a long-term goal and are willing to accept periods of market volatility
 .Are willing to accept the risks of investing in the stock market, including the risks of investing in stocks that are price depressed, undervalued or out of favor

                                                       Smith Barney Mutual Funds

Total return
This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not neces-sarily indicate how the fund will perform in the future.


                        Total Return for Class A Shares

                                  [BAR GRAPH]

                           1996      1997      1998
                           ----      ----      ----

                          16.33%    13.70%    -1.12%

 Calendar years ended December 31

The bar chart shows the performance of the fund's Class A shares for each of the past 3 years. Class B, L and Y shares would have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

Quarterly returns:

Highest: 18.34% in 4th quarter 1998; Lowest: (19.16)% in 3rd quarter 1998

Comparative performance
This table indicates the risks of investing in the fund by comparing the aver-age annual total return of each class for the periods shown with that of the Standard & Poor's 500 Index (S&P 500 Index) and the Russell 3000 Index, each a broad-based unmanaged index of common stocks. This table assumes imposition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.

                          Average Annual Total Returns
                     Calendar Years Ended December 31, 1998

Class         1 year   5 years 10 years Since inception Inception Date
 A            (6.07)%    n/a     n/a          6.85%        06/30/95
 B            (6.59)     n/a     n/a          7.14         06/30/95
 L            (3.81)     n/a     n/a          7.31         06/30/95
 Y            (0.76)     n/a     n/a          9.50         01/31/96
 S&P 500
Index          28.60      n/a     n/a         28.61            *
 Russell 3000
Index          24.14      n/a     n/a         26.65            *

*Index comparison begins on 06/30/95

Contrarian Fund

Fees and expenses
This table sets forth the fees and expenses you will pay if you invest in fund shares.

                                Shareholder fees

(fees paid directly from your investment)      Class A Class B Class L Class Y
Maximum sales charge (load) imposed on
purchases (as a % of offering price)            5.00%    None   1.00%    None

Maximum deferred sales charge (load)
(as a % of the lower of net asset
value at purchase or redemption)                None*   5.00%   1.00%    None

                             Annual fund operating expenses
(expenses deducted from fund assets)
Management fee                                  0.85%   0.85%   0.85%   0.85%
Distribution and service (12b-1) fee            0.25%   1.00%   1.00%    None
Other expenses                                  0.19%   0.21%   0.19%   0.05%
                                                -----   -----   -----   -----
Total annual fund operating expenses            1.29%   2.06%   2.04%   0.90%

*You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

 .You invest $10,000 in the fund for the period shown
 .Your investment has a 5% return each year
 .You reinvest all distributions and dividends without a sales charge .The fund's operating expenses remain the same

                      Number of years you own your shares

                                       1 year 3 years 5 years 10 years
Class A (with or without redemption)    $625   $889   $1,172   $1,979
Class B (redemption at end of period)   $709   $945   $1,208   $2,192
Class B (no redemption)                 $209   $646   $1,108   $2,192
Class L (redemption at end of period)   $405   $733   $1,187   $2,445
Class L (no redemption)                 $305   $733   $1,187   $2,445
Class Y (with or without redemption)    $ 92   $287   $  498   $1,108

                                                       Smith Barney Mutual Funds

 More on the fund's investments

Derivative contracts The fund may, but need not, use derivative contracts, such as futures and options on securities or securities indices, or options on these futures, for any of the following purposes:

 .To hedge against the economic impact of adverse changes in the market value of portfolio securities
 .As a substitute for buying or selling securities

A derivative contract will obligate or entitle a fund to deliver or receive an asset or cash payment based on the change in value of one or more securities or indices. Even a small investment in derivative contracts can have a big impact on a fund's stock exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains. The fund may not fully ben-efit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Foreign securities The fund may invest in American Depository Receipts (ADRs) and other securities quoted in U.S. dollars of foreign issuers, including those in emerging markets. Because the fund may invest in securities of foreign issuers, the fund carries additional risks. The value of your investment may decline if the U.S. and/or foreign stock markets decline or an adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock. Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies. These risks may be more severe for securities of issuers in emerging markets.

Defensive investing The fund may depart from its principal investment strate-gies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Contrarian Fund

 Management

Manager The fund's investment manager is SSBC Fund Management Inc., an affili-ate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial serv-ices--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse chan-nels to make them available to consumer and corporate customers around the world.

John Stoeser, investment officer of the manager and vice president of Salomon Smith Barney, has been responsible for the day to day management of the fund since April 1998. Mr. Stoeser was vice president and research analyst of the fund from July 1997 to April 1998. Prior thereto, Mr. Stoeser was assistant vice president, portfolio manager and research analyst with Safeco Asset Man-agement.

Management fee For its services, the manager received a fee during the fund's last fiscal year equal to 0.85% of the fund's average daily net assets.

Distributor The fund has entered into an agreement with CFBDS, Inc. to distrib-ute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.

Distribution plans The fund has adopted Rule 12b-1 distribution plans for its Class A, B and L shares. Under each plan, the fund pays distribution and serv-ice fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.


Year 2000 issue Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the fund. The cost of addressing the Year 2000 issue, if sub-stantial, could adversely affect companies and governments that issue securi-ties held by the fund. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The fund has been informed by other service providers that they are taking similar measures. Although the fund does not expect the Year 2000 issue to adversely affect it, the fund cannot guarantee that the efforts of the fund, which are limited to requesting and receiving reports from its service providers, or the efforts of its service providers to correct the problem will be successful.

                                                       Smith Barney Mutual Funds

 Choosing a class of shares to buy

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

 .If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.

 .For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.
 .Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term invest-ors.

You may buy shares from:
 .A Salomon Smith Barney Financial Consultant
 .An investment dealer in the selling group or a broker that clears through Sal-
  omon Smith Barney--a dealer representative
 .The fund, but only if you are investing through certain qualified plans or certain dealer representatives

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                 Initial           Additional
                                       Classes A, B, L Class Y     All Classes
General                                    $1,000      $15 million     $50
IRAs, Self Employed Retirement Plans,
Uniform Gift to Minor Accounts              $250       $15 million     $50
Qualified Retirement Plans*                  $25       $15 million     $25
Simple IRAs                                  $1            n/a         $1
Monthly Systematic Investment Plans          $25           n/a         $25
Quarterly Systematic Investment Plans        $50           n/a         $50

* Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

Contrarian Fund

 Comparing the fund's classes

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. They may receive different com-pensation depending upon which class you choose.

                           Class A     Class B     Class L     Class Y
Key features             .Initial    .No initial .Initial    .No initial
                          sales       sales       sales       or
                          charge      charge      charge is   deferred
                          .You may    .Deferred   lower than  sales
                          qualify     sales       Class A     charge
                          for reduc-  charge      .Deferred   .Must
                          tion or     declines    sales       invest at
                          waiver of   over time   charge for  least $15
                          initial     .Converts   only 1      million
                          sales       to Class A  year        .Lower
                          charge      after 8     .Does not   annual
                          .Lower      years       convert to  expenses
                          annual      .Higher     Class A     than the
                          expenses    annual      .Higher     other
                          than Class  expenses    annual      classes
                          B and       than Class  expenses
                          Class L     A           than Class
                                                  A
------------------------------------------------------------------------
Initial sales charge     Up to       None        1.00%       None
                         5.00%;
                         reduced for
                         large pur-
                         chases and
                         waived for
                         certain
                         investors.
                         No charge
                         for pur-
                         chases of
                         $500,000 or
                         more
------------------------------------------------------------------------
Deferred sales charge    1% on pur-  Up to 5%    1% if you   None
                         chases of   charged     redeem
                         $500,000 or when you    within 1
                         more if you redeem      year of
                         redeem      shares. The purchase
                         within 1    charge is
                         year of     reduced
                         purchase    over time
                                     and there
                                     is no
                                     deferred
                                     sales
                                     charge
                                     after 6
                                     years
------------------------------------------------------------------------
Annual distribution and  0.25% of    1% of aver- 1% of aver- None
service fees             average     age daily   age daily
                         daily net   net assets  net assets
                         assets
------------------------------------------------------------------------
Exchangeable into*       Class A     Class B     Class L     Class Y
                         shares of   shares of   shares of   shares of
                         most Smith  most Smith  most Smith  most Smith
                         Barney      Barney      Barney      Barney
                         funds       funds       funds       funds
------------------------------------------------------------------------

* Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.

                                                       Smith Barney Mutual Funds

 Sales charges

Class A shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

                                 Sales Charge as a % of
                                 Offering  Net amount
Amount of purchase               price (%) invested (%)
Less than $25,000                  5.00        5.26
$25,000 but less than $50,000      4.00        4.17
$50,000 but less than $100,000     3.50        3.63
$100,000 but less than $250,000    3.00        3.09
$250,000 but less than $500,000    2.00        2.04
$500,000 or more                    -0-         -0-

Investments of $500,000 or more You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a Reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

 .Accumulation privilege - lets you combine the current value of Class A shares owned

 .by you, or
 .by members of your immediate family,

 and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Cer-tain trustees and fiduciaries may be entitled to combine accounts in deter-mining their sales charge.

 .Letter of intent - lets you purchase Class A shares of the fund and other
  Smith Barney funds over a 13-month period and pay the same sales

Contrarian Fund
  charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

 .Employees of members of the NASD
 .403(b) or 401(k) retirement plans, if certain conditions are met
 .Clients of newly employed Salomon Smith Barney Financial Consultants, if cer-
  tain conditions are met
 .Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Con-sultant or dealer representative or consult the Statement of Additional Infor-mation ("SAI").

Class B shares
You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of pur-chase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

Year after purchase    1st  2nd  3rd  4th  5th  6th  through 8th
Deferred sales charge    5%   4%   3%   2%   1%         0%

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

                                        Shares issued:     Shares issued:
                                        On reinvestment of Upon exchange from
Shares issued:                          dividends and      another Smith Barney
At initial purchase                     distributions      fund
Eight years after the date of purchase  In same proportion On the date the
                                        as the number of   shares originally
                                        Class B shares     acquired would
                                        converting is to   have converted
                                        total Class B      into Class A
                                        shares you own     shares

                                                       Smith Barney Mutual Funds

Class L shares
You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

Class Y shares
You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

 More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of pur-chase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

 .Shares exchanged for shares of another Smith Barney fund
 .Shares representing reinvested distributions and dividends
 .Shares no longer subject to the deferred sales charge

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

Contrarian Fund

Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

 .On payments made through certain systematic withdrawal plans
 .On certain distributions from a retirement plan
 .For involuntary redemptions of small account balances
 .For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

 Buying shares

     Through a   You should contact your Salomon Smith Barney Financial Con-
 Salomon Smith   sultant or dealer representative to open a brokerage account
        Barney   and make arrangements to buy shares.
     Financial
 Consultant or
        dealer
representative

                 If you do not provide the following information, your order will be rejected

                 .Class of shares being bought
                 .Dollar amount or number of shares being bought

                 You should pay for your shares through your brokerage account no later than the third business day after you place your
                 order. Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.
--------------------------------------------------------------------------------
   Through the   Qualified retirement plans and certain other investors who
        fund's   are clients of the selling group are eligible to buy shares
      transfer   directly from the fund.
         agent

                 .Write the transfer agent at the following address:
                      Smith Barney Investment Funds Inc.
                      Smith Barney Contrarian Fund
                      (Specify class of shares)
                      c/o First Data Investor Services Group, Inc.
                      P.O. Box 5128
                      Westborough, Massachusetts 01581-5128
                 .Enclose a check to pay for the shares. For initial pur-
                   chases, complete and send an account application.
                 .For more information, call the transfer agent at 1-800-451-
                   2010.

                                                       Smith Barney Mutual Funds

     Through a   You may authorize Salomon Smith Barney, your dealer represen-
    systematic   tative or the transfer agent to transfer funds automatically
    investment   from a regular bank account, cash held in a Salomon Smith
          plan   Barney brokerage account or Smith Barney money market fund to buy shares on a regular basis.

                 .Amounts transferred should be at least: $25 monthly or $50 quarterly
                 .If you do not have sufficient funds in your account on a
                   transfer date, Salomon Smith Barney, your dealer represen-tative or the transfer agent may charge you a fee

                 For more information, contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent or consult the SAI.

 Exchanging shares

  Smith Barney   You should contact your Salomon Smith Barney Financial Con-
      offers a   sultant or dealer representative to exchange into other Smith
   distinctive   Barney funds. Be sure to read the prospectus of the Smith
     family of   Barney fund you are exchanging into. An exchange is a taxable
         funds   transaction.
   tailored to
     help meet
  the varying
needs of both   .You may exchange shares only for shares of the same class of
     large and     another Smith Barney fund. Not all Smith Barney funds offer
         small     all classes.
    investors.   .Not all Smith Barney funds may be offered in your state of residence. Contact your Smith Barney Financial Consultant, dealer representative or the transfer agent.
                 .You must meet the minimum investment amount for each fund
                 .If you hold share certificates, the transfer agent must
                   receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.
                 .The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges

Contrarian Fund

     Waiver of   Your shares will not be subject to an initial sales charge at
    additional   the time of the exchange.
 sales charges
                 Your deferred sales charge (if any) will continue to be mea-
                 sured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you
                 will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.
--------------------------------------------------------------------------------
  By telephone   If you do not have a brokerage account, you may be eligible to exchange shares through the transfer agent. You must com-plete an authorization form to authorize telephone transfers.
                 If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next deter-mined.

                 You can make telephone exchanges only between accounts that have identical registrations.
--------------------------------------------------------------------------------
       By mail If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the transfer agent at the address on the opposite page.

                                                       Smith Barney Mutual Funds

 Redeeming shares

     Generally   Contact your Salomon Smith Barney Financial Consultant or
                 dealer representative to redeem shares of the fund.

                 If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemp-tion proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                 If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
--------------------------------------------------------------------------------
       By mail For accounts held directly at the fund, send written requests to the transfer agent at the following address:
                   Smith Barney Investment Funds Inc.
                   Smith Barney Contrarian Fund
                   (Specify class of shares)
                   c/o First Data Investor Services Group, Inc.
                   P.O. Box 5128
                   Westborough, Massachusetts 01581-5128

                 Your written request must provide the following:

                 .Your account number
                 .The class of shares and the dollar amount or number of
                   shares to be redeemed
                 .Signatures of each owner exactly as the account is regis-
                   tered

Contrarian Fund

  By telephone   If you do not have a brokerage account, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by tel-ephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                 Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form.
                 You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other documents.

--------------------------------------------------------------------------------
     Automatic
          cash   You can arrange for the automatic redemption of a portion of
    withdrawal   your shares on a monthly or quarterly basis. To qualify you
         plans   must own shares of the fund with a value of at least $10,000
                 ($5,000 for retirement plan accounts)
                 and each automatic redemp-
                 tion must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

                 The following conditions apply:

                 .Your shares must not be represented by certificates .All dividends and distributions must be reinvested

                 For more information, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

                                                       Smith Barney Mutual Funds

 Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

 .Name of the fund
 .Account number
 .Class of shares being bought, exchanged or redeemed
 .Dollar amount or number of shares being bought, exchanged or redeemed .Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemp-tion request is genuine by recording calls, asking the caller to provide a per-sonal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 .Are redeeming over $10,000 of shares
 .Are sending signed share certificates or stock powers to the transfer agent .Instruct the transfer agent to mail the check to an address different from the one on your account
 .Changed your account registration
 .Want the check paid to someone other than the account owner(s)
 .Are transferring the redemption proceeds to an account with a different regis-tration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

 .Suspend the offering of shares
 .Waive or change minimum and additional investment amounts
 .Reject any purchase or exchange order
 .Change, revoke or suspend the exchange privilege
 .Suspend telephone transactions

Contrarian Fund

 .Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securi-ties and Exchange Commission
 .Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other share-holders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

                                                       Smith Barney Mutual Funds

 Smith Barney 401(k) and ExecChoiceTM programs

You may be eligible to participate in the Smith Barney 401(k) program or the Smith Barney ExecChoice(TM) program. The fund offers Class A and Class L shares to participating plans as investment alternatives under the programs. You can meet minimum investment and exchange amounts by combining the plan's invest-ments in any of the Smith Barney funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment. Once a class of shares is chosen, all additional purchases must be of the same class.

 .Class A shares may be purchased by plans investing at least $1 million.

 .Class L shares may be purchased by plans investing less than $1 million. Class
  L shares are eligible for exchange to Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange sooner in the following circumstances:

  If the account was opened on or after June 21, 1996 and a total of $1 mil-lion is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program 5 years.

  If the account was opened before June 21, 1996 and a total of $500,000 is invested in Smith Barney Funds Class L shares (other than money market funds) on December 31 in any year, all Class L shares are eligible for exchange on or about March 31 of the following year.

For more information, call your Salomon Smith Barney Financial Consultant or the transfer agent, or consult the SAI.


Contrarian Fund

 Dividends, distributions and taxes

Dividends The fund generally makes capital gain distributions and pays divi-dends, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in addi-tional fund shares of the same class that you hold. The fund expects distributions
to be primarily from capital gain. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distribu-tions (whether in cash or additional shares) are all taxable events.

 Transaction                           Federal tax status

Redemption or exchange of shares       Usually capital gain or
                                       loss; long-term only if
                                       shares owned more than
                                       one year

Long-term capital gain distributions   Long-term capital gain

Short-term capital gain distributions  Ordinary income

Dividends                              Ordinary income

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares dur-ing the previous year. If you do not provide the fund with your correct tax-payer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

                                                       Smith Barney Mutual Funds

 Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabili-ties. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calcu-lation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quota-tions. The fund's currency conversions are done when the London stock exchange closes, which is 12 noon Eastern time. When reliable market prices or quota-tions are not readily available, or when the value of a security has been mate-rially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accor-dance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer repre-sentative before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

Contrarian Fund

 Financial highlights

The financial highlights tables are intended to help you understand the perfor-mance of each class since inception. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all divi-dends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the fund's finan-cial statements, are included in the annual report (available upon request).

 For a Class A share of capital stock outstanding throughout each year ended December 31:

                                      1998(/1/)   1997 1996(/1/) 1995(/1/)(/2/)
-------------------------------------------------------------------------------
 Net asset value, beginning of year    $ 14.21  $13.42  $12.03         $12.00
-------------------------------------------------------------------------------
 Income (loss) from operations:
 Net investment income                    0.06    0.08    0.10           0.16
 Net realized and unrealized gain
 (loss)                                 (0.21)    1.77    1.84           0.02
-------------------------------------------------------------------------------
 Total income (loss) from operations    (0.15)    1.85    1.94           0.18
-------------------------------------------------------------------------------
 Less distribution from:
 Net investment income                      --  (0.02)  (0.09)         (0.15)
 Net realized gain                      (0.44)  (1.04)  (0.46)             --
-------------------------------------------------------------------------------
 Total distributions                    (0.44)  (1.06)  (0.55)         (0.15)
-------------------------------------------------------------------------------
 Net asset value, end of year           $13.62  $14.21  $13.42         $12.03
-------------------------------------------------------------------------------
 Total return                          (1.12)%  13.70%  16.33%     1.53%(/3/)
-------------------------------------------------------------------------------
 Net assets, end of year (millions)       $115    $235    $219           $160
-------------------------------------------------------------------------------
 Ratios to average net assets:
 Expenses                                1.29%   1.28%   1.27%     1.19%(/4/)
 Net investment income                    0.43    0.55    0.85      2.74(/4/)
-------------------------------------------------------------------------------
 Portfolio turnover rate                   77%     35%     34%             6%
-------------------------------------------------------------------------------

(/1/)Per share amounts have calculated using the monthly average shares method.

(/2/)For the period from June 30, 1995 (inception date) to December 31, 1995. (/3/)Not Annualized.
(/4/)Annualized.

                                                       Smith Barney Mutual Funds

 For a Class B share of capital stock outstanding throughout each year ended December 31:

                                     1998(/1/)   1997  1996(/1/) 1995(/1/)(/2/)
-------------------------------------------------------------------------------
 Net asset value, beginning of year   $ 14.11  $13.41   $12.02         $12.00
-------------------------------------------------------------------------------
 Income (loss) from operations:
 Net investment income (loss)          (0.05)  (0.03)     0.01           0.11
 Net realized and unrealized gain
 (loss)                                (0.20)    1.77     1.84           0.02
-------------------------------------------------------------------------------
 Total income (loss) from
 operations                            (0.25)    1.74     1.85           0.13
-------------------------------------------------------------------------------
 Less distributions from:
 Net investment income                     --      --       --         (0.11)
 Net realized gain                     (0.44)   (1.04)   (0.46)            --
-------------------------------------------------------------------------------
 Total distributions                   (0.44)  (1.04)   (0.46)         (0.11)
-------------------------------------------------------------------------------
 Net asset value, end of year          $13.42  $14.11   $13.41         $12.02
-------------------------------------------------------------------------------
 Total return                         (1.84)%  12.84%    15.55     1.16%(/3/)
-------------------------------------------------------------------------------
 Net assets, end of year (millions)      $291    $547     $485           $300
-------------------------------------------------------------------------------
 Ratios to average net assets:
 Expenses                               2.06%   2.05%    2.03%     1.94%(/4/)
 Net investment income (loss)          (0.33)  (0.22)     0.08      1.99(/4/)
-------------------------------------------------------------------------------
 Portfolio turnover rate                  77%     35%      34%             6%
-------------------------------------------------------------------------------

(/1/)Per share amounts have been calculated using the monthly average shares method.

(/2/)For the period from June 30, 1995 (inception date) to December 31, 1995. (/3/)Not Annualized.
(/4/)Annualized.

Contrarian Fund

 For a Class L share of capital stock outstanding throughout each year ended December 31:

                                 1998(/1/)(/2/)   1997 1996(/2/) 1995(/2/)(/3/)
-------------------------------------------------------------------------------
 Net asset value, beginning of
 year                               $ 14.12     $13.41    $12.03       $12.00
-------------------------------------------------------------------------------
 Income (loss) from operations:
 Net investment income (loss)        (0.05)     (0.03) 0.00(/4/)         0.11
 Net realized and unrealized
 gain (loss)                         (0.21)       1.78      1.84         0.03
-------------------------------------------------------------------------------
 Total income from operations        (0.26)       1.75      1.84         0.14
-------------------------------------------------------------------------------
 Less distributions from:
 Net investment income                   --         --        --       (0.11)
 Net realized gain                   (0.44)     (1.04)    (0.46)           --
-------------------------------------------------------------------------------
 Total distributions                 (0.44)     (1.04)    (0.46)       (0.11)
-------------------------------------------------------------------------------
 Net asset value, end of year        $13.42     $14.12    $13.41       $12.03
-------------------------------------------------------------------------------
 Total return                       (1.91)%     12.91%    15.45%   1.16%(/5/)
-------------------------------------------------------------------------------
 Net assets, end of year
 (millions)                             $33        $77       $68          $43
-------------------------------------------------------------------------------
 Ratios to average net assets:
 Expenses                             2.04%      2.04%     2.03%   1.91%(/6/)
 Net investment income (loss)        (0.33)     (0.21)      0.08    2.02(/6/)
-------------------------------------------------------------------------------
 Portfolio turnover rate                77%        35%       34%           6%
-------------------------------------------------------------------------------

(/1/On)June 12, 1998, Class C shares were renamed Class L shares.

(/2/)Per share amounts have been calculated using the monthly average shares method.

(/3/)For the period from June 30, 1995 (inception date) to December 31, 1995.

(/4/)Amount represents less than $0.01 per share.

(/5/)Not annualized.

(/6/)Annualized.

                                                       Smith Barney Mutual Funds

 For a Class Y share of capital stock outstanding throughout each year ended December 31:

                                           1998(/1/)   1997 1996(/1/)(/2/)
--------------------------------------------------------------------------
 Net asset value, beginning of year         $ 14.24  $13.43       $12.21
--------------------------------------------------------------------------
 Income (loss) from operations:
 Net investment income                         0.13    0.16         0.12
 Net realized and unrealized gain (loss)     (0.23)    1.77         1.69
--------------------------------------------------------------------------
 Total income (loss) from operations         (0.10)    1.93         1.81
--------------------------------------------------------------------------
 Less distributions from:
 Net investment income                           --  (0.08)       (0.13)
 Net realized gain                           (0.44)  (1.04)       (0.46)
--------------------------------------------------------------------------
 Total distributions                         (0.44)  (1.12)       (0.59)
--------------------------------------------------------------------------
 Net asset value, end of year                $13.70  $14.24       $13.43
--------------------------------------------------------------------------
 Total return                               (0.76)%  14.23%  14.97%(/3/)
--------------------------------------------------------------------------
 Net assets, end of year (millions)             $85     $72          $65
--------------------------------------------------------------------------
 Ratios to average net assets:
 Expenses                                     0.90%   0.90%   0.92%(/4/)
 Net investment income                         0.95    0.92    1.12(/4/)
--------------------------------------------------------------------------
 Portfolio turnover rate                        77%     35%          34%
--------------------------------------------------------------------------

(/1/) Per share amounts have been calculated using the monthly average shares method.

(/2/) For the period from January 31, 1996 to December 31, 1996.
(/3/) Not annualized.
(/4/) Annualized.

Contrarian Fund

                                                    SalomonSmithBarney
                                                    ----------------------------
                                                    A member of citigroup [LOGO]

Contrarian Fund

An investment portfolio of Smith Barney Investment Funds Inc.

Shareholder reports Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's perfor-mance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by ref-erence into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salo-mon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com

You can also review and copy the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commis-sion's Public Reference Room in Washington, D.C. You can get copies of these materials for a duplicating fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009. Information about the public ref-erence room may be obtained by calling 1-800-SEC-0330. You can get the same information free from the Commission's Internet web site at http:www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distribu-tor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

SM Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file

no. 811-03275)

[FD00899 4/99]

[LOGO] Smith Barney Mutual Funds
       Investing for your future.
       Every day.(R)

       P R O S P E C T U S

       Government
       Securities
       Fund


       Class A, B, L and Y Shares
       -------------------------------------------------------------------------
       April 30, 1999


      The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Government Securities Fund

--------------------------------------------------------------------------------
                                    Contents
--------------------------------------------------------------------------------

                                    Fund goal and main strategies ...........  2

                                    Risks, performance and expenses .........  3

                                    More on the fund's investments ..........  6

                                    Management ..............................  7

                                    Choosing a class of shares to buy ....... 8

                                    Comparing the fund's classes ............ 9

                                    Sales charges ........................... 10

                                    More about deferred sales charges ....... 12

                                    Buying shares ........................... 13

                                    Exchanging shares ....................... 14

                                    Redeeming shares ........................ 16

                                    Other things to know about share
                                    transactions ............................ 18

                                    Smith Barney 401(k) and ExecChoice --
                                    programs ................................ 20

                                    Dividends, distributions and taxes ...... 21

                                    Share price ............................. 22

                                    Financial highlights .................... 23

You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.


                                                     Smith Barney Mutual Funds 1

--------------------------------------------------------------------------------
   Fund goal and main strategies
--------------------------------------------------------------------------------

Investment objective

The fund seeks high current return.

Key investments

The fund invests primarily in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include U.S. Treasury securities and mortgage-related securities. Mortgage- related securities issued by federal agencies or instrumentalities may be backed by the full faith and credit of the U.S. Treasury, by the right of the issuer to borrow from the U.S. government or only by the credit of the issuer itself.

The fund may also enter into mortgage dollar roll transactions where the fund sells a mortgage related security and simultaneously agrees to repurchase, at a future date, another mortgage related security with the same interest rate and maturity date but generally backed by a different pool of mortgages. The benefits from these transactions depend on the manager's ability to forecast mortgage prepayment patterns on different mortgage pools. The fund may lose money if the securities to be repurchased decline

Selection process

The manager focuses on identifying undervalued securities. Specifically, the manager:

o Monitors the spreads between U.S. Treasury and government agency or instrumentality issuers and purchases agency and instrumentality issues that it believes will provide a yield advantage

o Determines sector and maturity weightings based on intermediate and long-term assessments of the economic environment and relative value factors based on interest rate outlook


o Uses research to identify sectors of the government and mortgage markets that are inefficiently priced, and adjusts portfolio positions to take advantage of new information


o Measures the potential impact of supply/demand imbalances, yield curve shifts and changing prepayment patterns to identify individual securities that balance potential return and risk


2 Government Securities Fund

--------------------------------------------------------------------------------
   Risks, performance and expenses
--------------------------------------------------------------------------------

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

o Interest rates increase, causing the prices of fixed income securities to decline and reducing the value of the fund's portfolio

o As interest rates decline, the issuers of mortgage-related securities held by the fund may pay principal earlier than scheduled or exercise a right to call the securities, forcing the fund to reinvest in lower yielding securities. This is known as prepayment or call risk.

o As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities. This is known as extension risk.

o The manager's judgment about interest rates or the attractiveness, value or income potential of a particular security proves incorrect

o     The fund may engage in active and frequent trading, resulting in high portfolio turnover. This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

Payments of principal and interest on mortgage pools issued by instrumentalities of the U.S. government are not guaranteed by the U.S. government. Although mortgage pools issued by U.S. agencies are guaranteed with respect to payments of principal and interest, this guarantee does not apply to losses resulting from declines in the market value of these securities.

Who may want to invest

The fund may be an appropriate investment if you:

o     Are seeking income consistent with preservation of capital

o Are willing to accept the interest rate risks and market risks of investing in government bonds and mortgage-related securities

o Prefer to invest in U.S. government securities rather than higher yielding corporate securities


                                                     Smith Barney Mutual Funds 3

Total return

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future.

--------------------------------------------------------------------------------
                         Total Return for Class B Shares
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

   [The following data was depicted as a bar chart in the printed material.]

                        Calendar years ended December 31
  89      90      91      92      93      94      95      96      97      98
14.58%   6.99%  16.28%   5.45%  10.45%  -3.25%  13.87%   1.42%  10.82%   7.44%

The bar chart shows the performance of the fund's Class B shares for each of the past 10 years. Class A, L and Y shares would have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

Quarterly returns


Quarterly returns (past 10 years): Highest: 8.45 % in 2nd quarter 1989; Lowest:
(3.62)% in 1st quarter 1992


Comparative performance

This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown with that of the Lehman Brothers Government Bond Index ("Lehman Index"), a broad-based unmanaged index of all U.S. government obligations. This table assumes imposition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.

--------------------------------------------------------------------------------
                          Average Annual Total Returns
                     Calendar Years Ended December 31, 1998
--------------------------------------------------------------------------------


Class    1 year   5 years  10 years   Since Inception   Inception Date
--------------------------------------------------------------------------------
  A       3.25%    5.47%      n/a          6.60%          11/06/92
--------------------------------------------------------------------------------
  B       2.94%    5.73%     8.25%         8.18%          03/20/84
--------------------------------------------------------------------------------
  L       5.47%    5.75%      n/a          6.12%          02/04/93
--------------------------------------------------------------------------------
  Y       8.42%     n/a       n/a          7.68%          02/07/96
--------------------------------------------------------------------------------
Lehman
  Index   9.85%    7.18%     9.17%        10.14%*
--------------------------------------------------------------------------------

*Index comparison begins on March 31, 1984.


4 Government Securities Fund

Fees and expenses

This table sets forth the fees and expenses you will pay if you invest in fund shares.

--------------------------------------------------------------------------------
                                Shareholder fees
--------------------------------------------------------------------------------

(fees paid directly from your investment) Class A Class B Class L Class Y

--------------------------------------------------------------------------------
Maximum sales charge (load)
imposed on purchases                         4.50%*    None     1.00%     None
(as a % of offering price)
--------------------------------------------------------------------------------

Maximum deferred sales charge (load)
(as a % of the lower of net asset
value at purchase or redemption)             None*     4.50%    1.00%     None

--------------------------------------------------------------------------------
                         Annual fund operating expenses
--------------------------------------------------------------------------------

(expenses deducted from fund assets)        Class A   Class B  Class L   Class Y
--------------------------------------------------------------------------------
Management fee                                055%     0.55%    0.55%     0.55%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees        0.25%     0.75%    0.70%     None
--------------------------------------------------------------------------------
Other expenses                               0.12%     0.13%    0.15%     0.04%
                                             ----      ----     ----      ----
--------------------------------------------------------------------------------
Total annual fund operating expenses         0.92%     1.43%    1.40%     0.59%
                                             ====      ====     ====      ====

*You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

o     You invest $10,000 in the fund for the period shown

o     Your investment has a 5% return each year

o     You reinvest all distributions and dividends without a sales charge

o     The fund's operating expenses remain the same

--------------------------------------------------------------------------------
                      Number of years you own your shares
--------------------------------------------------------------------------------

                                            1 year   3 years  5 years  10 years
--------------------------------------------------------------------------------
Class A (with or without redemption)         $540      $730     $936    $1,530
--------------------------------------------------------------------------------
Class B (redemption at end of period)        $596      $752     $882    $1,574
--------------------------------------------------------------------------------
Class B (no redemption)                      $146      $452     $782    $1,574
--------------------------------------------------------------------------------
Class L (redemption at end of period)        $341      $539     $858    $1,763
--------------------------------------------------------------------------------
Class L (no redemption)                      $241      $539     $858    $1,763
--------------------------------------------------------------------------------
Class Y (with or without redemption)           60      $189     $329       738


                                                     Smith Barney Mutual Funds 5

--------------------------------------------------------------------------------
      More on the fund's investments
--------------------------------------------------------------------------------

Derivative contracts

The fund may, but need not, use derivative contracts, such as interest rate futures and options on interest rate futures, for any of the following purposes:

o To hedge against the economic impact of adverse changes in the market value of portfolio securities, because of changes in interest rates

o     As a substitute for buying or selling securities

A futures contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities. Even a small investment in derivative contracts can have a big impact on a fund's interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Defensive investing

The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.


6 Government Securities Fund

--------------------------------------------------------------------------------
      Management
--------------------------------------------------------------------------------

Manager

The fund's investment manager is SSBC Fund Management Inc., an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.

James E. Conroy, investment officer of the manager and managing director of Salomon Smith Barney, has been responsible for the day to day management of the fund since its inception in 1984.

Management fee

For its services, the manager received a fee during the fund's last fiscal year equal to 0.35% of the fund's average daily net assets. In addition, the manager received a fee for its administrative services to the fund equal to 0.20% of the fund's average daily net assets.

Distributor

The fund has entered into an agreement with CFBDS, Inc. to distribute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.

Distribution plans

The fund has adopted Rule 12b-1 distribution plans for its Class A, B and L shares. Under each plan, the fund pays distribution and service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

Year 2000 issue

Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the fund. The cost of addressing the Year 2000 issue, if substantial, could adversely affect companies and governments that issue securities held by the fund. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The fund has been informed by other service providers that they are taking similar measures. Although the fund does not expect the Year 2000 issue to adversely affect it, the fund cannot guarantee that the efforts of the fund which are limited to requesting and receiving reports from its service providers, or the efforts of its service providers to correct the problem will be successful.


                                                     Smith Barney Mutual Funds 7

--------------------------------------------------------------------------------
      Choosing a class of shares to buy
--------------------------------------------------------------------------------

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

o If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.

o For Class B shares, all of your purchase price and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.

o Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:

      o A Salomon Smith Barney Financial Consultant

      o An investment dealer in the selling group or a broker that clears through Salomon Smith Barney -- a dealer representative

      o The fund, but only if you are investing through certain qualified plans or certain dealer representatives

Investment minimums

Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

--------------------------------------------------------------------------------
                                               Initial              Additional
--------------------------------------------------------------------------------
                                        Classes A, B, L   Class Y    All Classes
--------------------------------------------------------------------------------
General                                      $1,000     $15 million     $50
--------------------------------------------------------------------------------
IRAs, Self Employed Retirement
Plans, Uniform Gift to Minor
Accounts $250                                           $15 million     $50
--------------------------------------------------------------------------------
Qualified Retirement Plans*                  $   25     $15 million     $25
--------------------------------------------------------------------------------
Simple IRAs                                  $    1             n/a     $ 1
--------------------------------------------------------------------------------
Monthly Systematic Investment Plans $25                         n/a     $25
--------------------------------------------------------------------------------
Quarterly Systematic Investment Plans        $   50             n/a     $50

*Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans


8 Government Securities Fund

--------------------------------------------------------------------------------
      Comparing the fund's classes
--------------------------------------------------------------------------------

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. They may receive different compensation depending upon which class you choose.

----------------------------------------------------------------------------------------------------------------------------
                          Class A                   Class B                       Class L                    Class Y
----------------------------------------------------------------------------------------------------------------------------
Key features      o Initial sales charge      o No initial sales          o Initial sales charge      o No initial or
                                                charge                      is lower than Class         deferred sales
                  o You may qualify for                                     A                           charge
                    reduction or waiver       o Deferred sales
                    of initial sales            charge declines over      o Deferred sales            o Must invest at least
                    charge                      time                        charge for only 1           $15 million
                                                                            year
                  o Lower annual              o Converts to Class A                                   o Lower annual
                    expenses than Class         after 8 years             o Does not convert to         expenses than the
                    B and Class L                                           Class A                     other classes
                                              o Higher annual
                                                expenses than Class       o Higher annual
                                                A                           expenses than Class
                                                                            A

----------------------------------------------------------------------------------------------------------------------------
Initial sales     Up to 4.50%; reduced        None                        1.00%                       None
charge            for large purchases
                  and waived for certain
                  investors; no charge
                  for purchases of
                  $500,000 or more

----------------------------------------------------------------------------------------------------------------------------
Deferred          1% on purchases of          Up to 4.50% charged         1% if you redeem            None
sales charge      $500,000 or more if         when you redeem             within 1 year of
                  you redeem within 1         shares. The charge is       purchase
                  year of purchase            reduced over time and
                                              there is no deferred
                                              sales charge after 6
                                              years

----------------------------------------------------------------------------------------------------------------------------
Annual            0.25% of average daily      0.75% of average daily      0.70% of average daily      None
distribution      net assets                  net assets                  net assets
and service
fees

----------------------------------------------------------------------------------------------------------------------------
Exchangeable      Class A shares of most      Class B shares of most      Class L shares of most      Class Y shares of most
into*             Smith Barney funds          Smith Barney funds.         Smith Barney funds          Smith Barney funds

----------------------------------------------------------------------------------------------------------------------------

*Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.


                                                    Smith Barney Mutual Funds 9

--------------------------------------------------------------------------------
      Sales charges
--------------------------------------------------------------------------------

Class A shares

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

--------------------------------------------------------------------------------
                                                        Sales Charge as a % of:
                                                       Offering      Net amount
Amount of purchase                                     price (%)    invested (%)
--------------------------------------------------------------------------------
Less than $25,000                                        4.50           4.71
--------------------------------------------------------------------------------
$25,000 but less than $50,000                            4.00           4.17
--------------------------------------------------------------------------------
$50,000 but less than $100,000                           3.50           3.63
--------------------------------------------------------------------------------
$100,000 but less than $250,000                          2.50           2.56
--------------------------------------------------------------------------------
$250,000 but less than $500,000                          1.50           1.52
--------------------------------------------------------------------------------
$500,000 or more 0.00                                    0.00
--------------------------------------------------------------------------------

Investments of $500,000 or more

You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge

There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

Accumulation privilege -- lets you combine the current value of Class A shares owned

      o     by you, or

      o     by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.


10 Government Securities Fund

Letter of intent -- lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

o     Employees of members of the NASD

o     403(b) or 401(k) retirement plans, if certain conditions are met

o Clients of newly employed Salomon Smith Barney Financial Consultants, if certain conditions are met

o Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn more about the requirements for reductions or waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information ("SAI").

Class B shares

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

--------------------------------------------------------------------------------
Year after purchase      1st     2nd    3rd     4th     5th      6th through 8th
--------------------------------------------------------------------------------
Deferred sales charge    4.5%     4%     3%      2%      1%             0%
--------------------------------------------------------------------------------

Class B conversion

After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

--------------------------------------------------------------------------------
Shares issued:              Shares issued:            Shares issued:
At initial                  On reinvestment of        Upon exchange from
purchase                    dividends and             another Smith Barney
                            distributions             fund
--------------------------------------------------------------------------------
Eight years                 In same proportion as     On the date the shares
after the date              the number of Class B     originally acquired
of purchase                 shares converting is to   would have converted
                            total Class B shares      into Class A shares
                            you own
--------------------------------------------------------------------------------


                                                    Smith Barney Mutual Funds 11

Class L shares

You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

Class Y shares

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

--------------------------------------------------------------------------------
      More about deferred sales charges
--------------------------------------------------------------------------------

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

o     Shares exchanged for shares of another Smith Barney fund

o     Shares representing reinvested distributions and dividends

o     Shares no longer subject to the deferred sales charge

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.


12 Government Securities Fund

Deferred sales charge waivers

The deferred sales charge for each share class will generally be waived:

o     On payments made through certain systematic withdrawal plans

o     On certain distributions from a retirement plan

o     For involuntary redemptions of small account balances

o     For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

--------------------------------------------------------------------------------
      Buying shares
--------------------------------------------------------------------------------

                 Through a    You should contact your Salomon Smith Barney
             Salomon Smith    Financial Consultant or dealer representative to
          Barney Financial    open a brokerage account and make arrangements to
             Consultant or    buy shares.
                    dealer
            representative    If you do not provide the following information,
                              your order will be rejected

                              o     Class of shares being bought

                              o     Dollar amount or number of shares being
                                    bought

                              You should pay for your shares through your
                              brokerage account no later than the third business
                              day after you place your order. Salomon Smith
                              Barney or your dealer representative may charge an
                              annual account maintenance fee.
--------------------------------------------------------------------------------
               Through the    Qualified retirement plans and certain other
           fund's transfer    investors who are clients of the selling group are
                     agent    eligible to buy shares directly from the fund.

                              o Write the transfer agent at the following address:

                                    Smith Barney Investment Funds Inc.
                                    Smith Barney Government Securities Fund
                                    (Specify class of shares)
                                    c/o First Data Investor Services Group, Inc.
                                    P.O. Box 5128
                                    Westborough, Massachusetts 01581-5128

                              o Enclose a check to pay for the shares. For initial purchases, complete and send an account application.

                              o For more information, call the transfer agent at 1-800-451-2010.


                                                    Smith Barney Mutual Funds 13

--------------------------------------------------------------------------------

                 Through a    You may authorize Salomon Smith Barney, your
                systematic    dealer representative or the transfer agent to
           investment plan    transfer funds automatically from a regular bank
                              account, cash held in a Salomon Smith Barney brokerage account or Smith Barney money market fund to buy shares on a regular basis.

                              o Amounts transferred should be at least: $25 monthly or $50 quarterly.

                              o If you do not have sufficient funds in your account on a transfer date, Salomon Smith Barney, your dealer representative or the transfer agent may charge you a fee.

                              For more information, contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent or consult the SAI.

--------------------------------------------------------------------------------
Exchanging shares
--------------------------------------------------------------------------------

       Smith Barney offers    You should contact your Salomon Smith Barney
             a distinctive    Financial Consultant or dealer representative to
           family of funds    exchange into other Smith Barney funds. Be sure to
          tailored to help    read the prospectus of the Smith Barney fund you
          meet the varying    are exchanging into. An exchange is a taxable
       needs of both large    transaction.
                 and small
                investors     o     You may exchange shares only for shares of
                                    the same class of another Smith Barney fund.
                                    Not all Smith Barney funds offer all
                                    classes.

                              o Not all Smith Barney funds may be offered in your state of residence. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent.

                              o You must meet the minimum investment amount for each fund.

                              o If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.

                              o     The fund may suspend or terminate your
                                    exchange privilege if you engage in an
                                    excessive pattern of exchanges.
--------------------------------------------------------------------------------


14 Government Securities Fund

--------------------------------------------------------------------------------
                 Waiver of    Your shares will not be subject to an initial
          additional sales    sales charge at the time of the exchange.
                   charges
                              Your deferred sales charge (if any) will continue to be measured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.

--------------------------------------------------------------------------------
              By telephone    If you do not have a brokerage account, you may be
                              eligible to exchange shares through the transfer agent. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New
                              York Stock Ex change is open. Call the transfer agent at 1-800- 451- 2010 between 9:00 a.m. and
                              5:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                              You can make telephone exchanges only between accounts that have identical registrations.

--------------------------------------------------------------------------------
                   By mail If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the transfer agent at the address on the opposite page.
--------------------------------------------------------------------------------


                                                    Smith Barney Mutual Funds 15

--------------------------------------------------------------------------------
      Redeeming shares
--------------------------------------------------------------------------------

                 Generally    Contact your Salomon Smith Barney Financial
                              Consultant or dealer representative to redeem shares of the fund.

                              If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                              If the shares are held by a fiduciary or corporation, other documents may be required.

                              Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                              If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.

--------------------------------------------------------------------------------
                  By mail For accounts held directly at the fund, send written re quests to the transfer agent at the following address:
                                    Smith Barney Investment Funds Inc.
                                    Smith Barney Government Securities Fund
                                    (Specify class of shares)
                                    c/o First Data Investor Services Group, Inc.
                                    P.O. Box 5128
                                    Westborough, Massachusetts 01581-5128

                              Your written request must provide the following:

                              o     Your account number

                              o The class of shares and the dollar amount or number of shares to be redeemed

                              o Signatures of each owner exactly as the account is registered
--------------------------------------------------------------------------------


16 Government Securities Fund

--------------------------------------------------------------------------------
              By telephone    If you do not have a brokerage account, you may be
                              eligible to redeem shares (except those held in retirement plans) in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York
                              Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m.
                              (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                              Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You may be charged a fee for wire transfers. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other documents.

--------------------------------------------------------------------------------
            Automatic cash    You can arrange for the automatic redemption of a
          withdrawal plans    portion of your shares on a monthly or quarterly
                              basis. To qualify you must own shares of the fund with a value of at least $10,000 ($5,000 for retirement plan accounts) and each automatic redemption
                              must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed
                              1% per month of the value of your shares subject to a deferred sales charge.

                              The following conditions apply:

                              o     Your shares must not be represented by
                                    certificates

                              o     All dividends and distributions must be
                                    reinvested

                              For more information, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.


                                                    Smith Barney Mutual Funds 17

--------------------------------------------------------------------------------
      Other things to know about share transactions
--------------------------------------------------------------------------------

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

o     Name of the fund

o     Account number

o     Class of shares being bought, exchanged or redeemed

o     Dollar amount or number of shares being bought, exchanged or redeemed

o     Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

o     Are redeeming over $10,000 of shares

o Are sending signed share certificates or stock powers to the transfer agent

o Instruct the transfer agent to mail the check to an address different from the one on your account

o     Changed your account registration

o     Want the check paid to someone other than the account owner(s)

o Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.


18 Government Securities Fund

The fund has the right to:

o     Suspend the offering of shares

o     Waive or change minimum and additional investment amounts

o     Reject any purchase or exchange order

o     Change, revoke or suspend the exchange privilege

o     Suspend telephone transactions

o Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission o Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances

If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions

The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates

The fund does not issue share certificates unless a written request signed by all registered owners is made to the transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.


                                                    Smith Barney Mutual Funds 19

--------------------------------------------------------------------------------
      Smith Barney 401(k) and ExecChoice-- programs
--------------------------------------------------------------------------------

You may be eligible to participate in the Smith Barney 401(k) program or the Smith Barney ExecChoice-- program. The fund offers Class A and Class L shares to participating plans as investment alternatives under the programs. You can meet minimum investment and exchange amounts by combining the plan's investments in any of the Smith Barney funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment. Once a class of shares is chosen, all additional purchases must be of the same class.

o     Class A shares may be purchased by plans investing at least $1 million.

o Class L shares may be purchased by plans investing less than $1 million. Class L shares are eligible for exchange to Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange sooner in the following circumstances:

            If the account was opened on or after June 21, 1996 and a total of $1 million is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program 5 years.

            If the account was opened before June 21, 1996 and a total of $500,000 is invested in Smith Barney Funds Class L shares (other than money market funds) on December 31 in any year, all Class L shares are eligible for exchange on or about March 31 of the following year.

      For more information, call your Salomon Smith Barney Financial Consultant or the transfer agent, or consult the SAI.


20 Government Securities Fund

--------------------------------------------------------------------------------
      Dividends, distributions and taxes
--------------------------------------------------------------------------------

Dividends The fund generally pays dividends from net investment income periodically and makes capital gain distributions if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class that you hold. The fund expects distributions to be primarily from income. You do not pay a sales charge on reinvested distrib

Taxes In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.

--------------------------------------------------------------------------------
         Transaction                         Federal tax status
--------------------------------------------------------------------------------
ditional shares) are all taxable events.

--------------------------------------------------------------------------------
         Transaction                         Federal tax status
--------------------------------------------------------------------------------
Redemption or exchange of shares             Usually capital gain or loss;
                                             long-term only if shares owned more
                                             than one year
--------------------------------------------------------------------------------
Long-term capital gain distributions         Long-term capital gain
--------------------------------------------------------------------------------
Short-term capital gain distributions        Ordinary income
--------------------------------------------------------------------------------
Dividends                                    Ordinary income
--------------------------------------------------------------------------------

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.


                                                    Smith Barney Mutual Funds 21

--------------------------------------------------------------------------------
      Share price
--------------------------------------------------------------------------------

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quotations. When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after the close of the Exchange or market on which the security is principally traded, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer representative before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.


22 Government Securities Fund

--------------------------------------------------------------------------------
      Financial highlights
--------------------------------------------------------------------------------


The financial highlights tables are intended to help you understand the performance of each class for the past 5 years (or since inception if less than
 5 years). Certain information reflects
financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the fund's financial statements, are included in the annual report (available upon request). The financial highlights for the year ended December 31, 1994 were audited by other auditors.


--------------------------------------------------------------------------------
For a Class A share of capital stock
outstanding throughout each year ended December 31:
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                    1998(1)        1997          1996         1995(1)         1994
-----------------------------------------------------------------------------------------------------

Net asset value,
 beginning of  year                $   9.75      $   9.34      $   9.77      $   9.17      $  10.01
-----------------------------------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income                0.51          0.59          0.61          0.67          0.52
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
 gain (loss)                           0.26          0.42         (0.44)         0.62         (0.80)
-----------------------------------------------------------------------------------------------------
Total income (loss)
from operations                        0.77          1.01          0.17          1.29         (0.28)
-----------------------------------------------------------------------------------------------------
Less distribution from:
  Net investment income               (0.55)        (0.60)        (0.59)        (0.69)        (0.49)
  Capital                                --            --         (0.01)           --         (0.07)
-----------------------------------------------------------------------------------------------------
Total distributions                   (0.55)        (0.60)        (0.60)        (0.69)        (0.56)
-----------------------------------------------------------------------------------------------------
Net assets value, end of year      $   9.97      $   9.75      $   9.34      $   9.77      $   9.17
-----------------------------------------------------------------------------------------------------
Total return                           8.12%        11.23%         1.96%        14.50%        (2.76)%
-----------------------------------------------------------------------------------------------------
Net assets, end of year (000)'s    $347,622      $361,124      $388,563      $453,378      $482,404
-----------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Other expenses                       0.92%         0.92%         0.93%         0.94%         1.00%
  Interest expense                     0.08          0.85          0.84          0.43          0.26
  Net investment income                5.15          6.24          6.16          6.70          6.18
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate                 334%          274%          420%          294%          276%
-----------------------------------------------------------------------------------------------------


(1)   Per share amounts calculated using the monthly average shares method.


                                                    Smith Barney Mutual Funds 23

--------------------------------------------------------------------------------
For a Class B share of capital stock
outstanding throughout each year ended December 31:
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                    1998(1)      1997          1996           1995(1)        1994
------------------------------------------------------------------------------------------------------

Net asset value,
 beginning of  year                $  9.79     $   9.38      $   9.81        $   9.17      $  10.01
------------------------------------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income               0.45         0.54          0.56            0.59          0.46
------------------------------------------------------------------------------------------------------
Net realized and unrealized
 gain (loss)                          0.26         0.44         (0.44)           0.65         (0.78)
------------------------------------------------------------------------------------------------------
Total income (loss)
from operations                       0.71         0.98          0.12            1.24         (0.32)
------------------------------------------------------------------------------------------------------
Less distribution from:
  Net investment income              (0.53)       (0.57)        (0.54)          (0.60)        (0.45)
  Capital                               --           --         (0.01)             --         (0.07)
------------------------------------------------------------------------------------------------------
Total distributions                  (0.53)       (0.57)        (0.55)          (0.60)        (0.52)
------------------------------------------------------------------------------------------------------
Net assets value, end of year      $  9.97     $   9.79      $   9.38        $   9.81      $   9.17
------------------------------------------------------------------------------------------------------
Total return                          7.44%       10.82%         1.42%          13.87%        (3.25)%
------------------------------------------------------------------------------------------------------
Net assets, end of year (000)'s    $92,082     $101,273      $121,894        $158,459      $172,705
------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Other expenses                      1.43%        1.44%         1.45%           1.45%         1.48%
  Interest expense                    0.08         0.85          0.84            0.43          0.26
  Net investment income               4.64         5.73          5.64            6.19          5.69
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                334%         274%          420%            294%          276%
------------------------------------------------------------------------------------------------------


(1)   Per share amounts calculated using the monthly average shares method.


24 Government Securities Fund

--------------------------------------------------------------------------------
For a Class L(2) share of capital stock
outstanding throughout each year ended December 31:
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                   1998(1)      1997        1996         1995(1)      1994
---------------------------------------------------------------------------------------------

Net asset value,
 beginning of  year                $ 9.78      $ 9.38      $ 9.81        $ 9.17      $10.01
---------------------------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income              0.45        0.54        0.57          0.60        0.49
---------------------------------------------------------------------------------------------
Net realized and unrealized
 gain (loss)                         0.27        0.43       (0.44)         0.65       (0.81)
---------------------------------------------------------------------------------------------
Total income (loss)
from operations                      0.72        0.97        0.13          1.25       (0.32)
---------------------------------------------------------------------------------------------
Less distribution from:
  Net investment income             (0.53)      (0.57)      (0.55)        (0.61)      (0.45)
  Capital                              --          --       (0.01)           --       (0.07)
---------------------------------------------------------------------------------------------
Total distributions                 (0.53)      (0.57)      (0.56)        (0.61)      (0.52)
---------------------------------------------------------------------------------------------
Net assets value, end of year      $ 9.97      $ 9.78      $ 9.38        $ 9.81      $ 9.17
---------------------------------------------------------------------------------------------
Total return                         7.56%      10.75%       1.47%        13.93%      (3.25)%
Net assets, end of year (000)'s    $4,411      $2,311      $1,443        $1,039      $  646
---------------------------------------------------------------------------------------------
Ratios to average net assets:
  Other expenses                     1.40%       1.39%       1.38%         1.37%       1.47%
  Interest expense                   0.08        0.85        0.84          0.43        0.26
---------------------------------------------------------------------------------------------
  Net investment income              4.63        5.70        5.71          6.27        5.71
---------------------------------------------------------------------------------------------
Portfolio turnover rate               334%        274%        420%          294%        276%
---------------------------------------------------------------------------------------------


(1)   Per share amounts calculated using the monthly average shares method.

(2)   On June 12, 1998, Class C shares were renamed Class L shares.


                                                    Smith Barney Mutual Funds 25

--------------------------------------------------------------------------------
For a Class Y share of capital stock
outstanding throughout each year ended December 31:
--------------------------------------------------------------------------------


                                          1998(1)          1997         1996(2)
--------------------------------------------------------------------------------
Net asset value,
 beginning of  year                   $   9.76         $   9.34      $  9.71
--------------------------------------------------------------------------------
Income from operations:
  Net investment income                   0.54             0.61         0.57
Net realized and unrealized
 gain (loss)                              0.26             0.44        (0.37)
--------------------------------------------------------------------------------
Total income
from operations                           0.80             1.05         0.20
--------------------------------------------------------------------------------
Less distribution from:
  Net investment income                  (0.59)           (0.63)       (0.56)
  Net realized gains                        --               --        (0.01)
--------------------------------------------------------------------------------
Total distributions                      (0.59)           (0.63)       (0.57)
--------------------------------------------------------------------------------
Net assets value, end of year         $   9.97         $   9.76      $  9.34
--------------------------------------------------------------------------------
Total return                              8.42%           11.73%        2.30%(3)
--------------------------------------------------------------------------------
Net assets, end of year (000)'s       $191,253         $109,909      $39,667
--------------------------------------------------------------------------------
Ratios to average net assets:
  Other expenses                          0.59%            0.58%        0.44%(4)
  Interest expense                        0.08             0.85         0.84(4)
  Net investment income                   5.43             6.46         6.49(4)
--------------------------------------------------------------------------------
Portfolio turnover rate                    334%             274%         420%
--------------------------------------------------------------------------------


(1) Per share amounts have been calculated using the monthly average shares method.

(2)   For the period from February 7, 1996 (inception date) to December 31,
      1996.

(3)   Not Annualized.

(4)   Annualized.


26 Government Securities Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                            SALOMON SMITH BARNEY
                                                     ---------------------------
                                                     A member of citigroup[LOGO]

Government
Securities Fund

-- an investment portfolio of Smith Barney Investment Funds Inc.

Shareholder reports

Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information

The statement of additional information
provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com

You can also review and copy the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get copies of these materials for a duplicating fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can get the same information free from the Commission's Internet web site at http:www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

SM Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file
no. 811-03275)

FD0234 4/99


[LOGO] Smith Barney Mutual Funds
       Investing for your future.
       Everyday.

       PROSPECTUS

       Government
       Securities
       Fund

       Class Z Shares
       -------------------------------------------------------------------------
       April 30, 1999

       The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Government Securities Fund

--------------------------------------------------------------------------------
                        Contents
--------------------------------------------------------------------------------


                        Fund goal and main strategies ..................   2

				Risks, performance and expenses..................  3

                        More on the fund's investments .................   6

                        Management .....................................   7

                        Buying, selling and exchanging Class Z shares ..   8


                        Distributions, dividends and taxes .............   9

                        Share price ....................................  10


You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.


                                                     Smith Barney Mutual Funds 1

--------------------------------------------------------------------------------
   Fund goal and main strategies
--------------------------------------------------------------------------------

Investment objective The fund seeks high current return.

Key investments

The fund invests primarily in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include U.S. Treasury securities and mortgage-related securities. Mortgage- related securities issued by federal agencies or instrumentalities may be backed by the full faith and credit of the U.S. Treasury, by the right of the issuer to borrow from the U.S. government or only by the credit of the issuer itself.

The fund may also enter into mortgage dollar roll transactions where the fund sells a mortgage related security and simultaneously agrees to repurchase, at a future date, another mortgage related security with the same interest rate and maturity date but generally backed by a different pool of mortgages. The benefits from these transactions depend on the manager's ability to forecast mortgage prepayment patterns on different mortgage pools. The fund may lose money if the securities to be repurchased decline

Selection process

The manager focuses on identifying undervalued securities. Specifically, the manager:

o Monitors the spreads between U.S. Treasury and government agency or instrumentality issuers and purchases agency and instrumentality issues that it believes will provide a yield advantage

o Determines sector and maturity weightings based on intermediate and long-term assessments of the economic environment and relative value factors based on interest rate outlook

o Uses research to identify sectors of the government and mortgage markets that are inefficiently priced, and adjusts portfolio positions to take advantage of new information

o Measures the potential impact of supply/demand imbalances, yield curve shifts and changing prepayment patterns to identify individual securities that balance potential return and risk


2 Government Securities Fund

--------------------------------------------------------------------------------
   Risks, performance and expenses
--------------------------------------------------------------------------------

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

o Interest rates increase, causing the prices of fixed income securities to decline and reducing the value of the fund's portfolio

o As interest rates decline, the issuers of mortgage-related securities held by the fund may pay principal earlier than scheduled or exercise a right to call the securities, forcing the fund to reinvest in lower yielding securities. This is known as prepayment or call risk

o As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities. This is known as extension risk.

o The manager's judgment about interest rates or the attractiveness, value or income potential of a particular security proves incorrect

o The fund may engage in active and frequent trading, resultin g in high portfolio turnover. This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

Payments of principal and interest on mortgage pools issued by instrumentalities of the U.S. government are not guaranteed by the U.S. government. Although mortgage pools issued by U.S. agencies are guaranteed with respect to payments of principal and interest, this guarantee does not apply to losses resulting from declines in the market value of these securities.

Who may want to invest

The fund may be an appropriate investment if you:

o  Are seeking income consistent with preservation of capital

o Are willing to accept the interest rate risks and market risks of investing in government bonds and mortgage-related securities

o Prefer to invest in U.S. government securities rather than higher yielding corporate securities


                                                     Smith Barney Mutual Funds 3

Total return

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future.

The fund's Class Z shares did not commence operation until January 1999.
 The fund is showing total return, quarterly returns and comparative performance of its Class B shares (the oldest class of shares)
 to provide you with some indication of the fund's historical performance. Class Z shares would have different performance because of their different expenses.
--------------------------------------------------------------------------------
                         % Total Return: Class B Shares
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

Quarterly returns:


(past 10 years)*:  Highest:  8.45% in 2nd quarter 1989;
Lowest:   (3.62)% in 1st quarter 1992


Comparative performance


This table indicates the risks of investing in the fund by comparing the average annual total return of the fund for the periods shown to that of the Lehman Brothers Government Bond Index ("Lehman Index"), a broad based unmanaged index of all U.S. government obligations. This table assumes the reinvestment of distributions and dividends.

--------------------------------------------------------------------------------
                          Average Annual Total Returns
                     Calendar Years Ended December 31, 1998
--------------------------------------------------------------------------------
Class                  1 year 5 years 10 years Since Inception Inception Date
Government Securities
Fund (Class B)*         2.94%  5.73%    8.25%       8.18%          3/20/84
Lehman Index            9.85%  7.18%    9.17%      10.14%             **

* Class Z shares were not offered during these periods. Total returns shown above are for Class B shares, which are not offered in this prospectus.
** Index comparison begins on March 31, 1984.



4 Government Securities Fund

Fees and expenses

This table sets forth the fees and expenses you will pay if you invest in fund shares.

--------------------------------------------------------------------------------
                         Annual fund operating expenses
--------------------------------------------------------------------------------
(expenses deducted from fund assets)
Management fee                                                        0.55%
Other expenses*                                                       0.04%
                                                                     ------
Total annual fund operating expenses                                  0.59%
                                                                     ======
* Other expenses are based on estimates from the prior fiscal year.
Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

o  You invest $10,000 in the fund for the period shown

o  Your investment has a 5% return each year

o  You reinvest all distributions and dividends

o  The fund's operating expenses remain the same

--------------------------------------------------------------------------------
                       Number of years you own your shares
--------------------------------------------------------------------------------
                                        1 year    3 years  5 years  10 years
Class Z                                  $ 60      $189     $329      $738


                                                     Smith Barney Mutual Funds 5

--------------------------------------------------------------------------------
   More on the fund's investments
--------------------------------------------------------------------------------

Derivative contracts The fund may, but need not, use derivative contracts, such as interest rate futures and options on interest rate futures, for any of the following purposes:

o To hedge against the economic impact of adverse changes in the market value of portfolio securities, because of changes in interest rates

o  As a substitute for buying or selling securities

A futures contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities. Even a small investment in derivative contracts can have a big impact on a fund's interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Defensive investing Defensive investing. The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.


6 Government Securities Fund

--------------------------------------------------------------------------------
   Management
--------------------------------------------------------------------------------

Manager The fund's investment manager is SSBC Fund Management Inc., an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.

James E. Conroy, investment officer of the manager and managing director of Salomon Smith Barney, has been responsible for the day to day management of the fund since its inception in 1984.

Management fee For its services, the manager received a fee during the fund's last fiscal year equal to 0.35% of the fund's average daily net assets. In addition, the manager received a fee for its administrative services to the fund equal to 0.20% of the fund's average daily net assets.

Distributor The fund has entered into an agreement with CFBDS, Inc. to distribute the fund's shares.

Year 2000 issue Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the fund. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The fund has been informed by other service providers that they are taking similar measures. Although the fund does not expect the Year 2000 issue to adversely affect it, the fund cannot guarantee that the efforts of the fund, which are limited to requesting and receiving reports from its service providers, or the efforts of its service providers to correct the problem will be successful.


                                                     Smith Barney Mutual Funds 7

--------------------------------------------------------------------------------
   Buying, selling and exchanging Class Z shares
--------------------------------------------------------------------------------

 Through a You may buy, sell or exchange Class Z shares only through a qualified "qualified plan." A qualified plan is a tax-exempt employee benefit plan or retirement plan of Salomon Smith Barney, Inc. or one of its affiliates.

            There are no minimum investment requirements for Class Z shares. However, the fund reserves the right to change this policy at any time.
--------------------------------------------------------------------------------

    Buying Orders to buy Class Z shares must be made in accordance with the terms of a qualified plan. If you are a participant in a qualified plan, you may place an order with your plan to buy Class Z shares at net asset value, without any sales charge. Payment is due to Salomon Smith Barney on settlement date, which is the third business day after your order is accepted. If you make payment prior to this date, you may designate a temporary investment (such as a money market fund of the Smith Barney Mutual Funds) for payment until settlement date. The fund reserves the right to reject any order to buy shares and to suspend the offering of shares for a period of time.
--------------------------------------------------------------------------------

   Selling Qualified plans may redeem their shares on any day on which the fund calculates its net asset value. You should consult the terms of your qualified plan for special redemption provisions.
--------------------------------------------------------------------------------

Exchanging  You should should consult your qualified plan for information about available exchange options.


8 Government Securities Fund

--------------------------------------------------------------------------------
   Distributions, dividends and taxes
--------------------------------------------------------------------------------

An investment in the fund will have the following consequences for a qualified plan as the owner of shares in the fund. Qualified plan participants should consult their plan document or tax advisors about the tax consequences of participating in a qualified plan.

Dividends The fund generally pays dividends from net investment income periodically and makes capital gain distributions if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional Class Z shares. The fund expects distributions to be primarily from income. No sales charge is imposed on reinvested distributions or dividends. Alternatively, a qualified plan can instruct its Salomon Smith Barney Financial Consultant, dealer representative, or the transfer agent to have distributions and/or dividends paid in cash. It can change that choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes Provided that a qualified plan has not borrowed to finance its investment in the fund, it will not be taxable on the receipt of dividends and distributions from the fund.


                                                     Smith Barney Mutual Funds 9

--------------------------------------------------------------------------------
   Share price
--------------------------------------------------------------------------------

Qualified plans may buy, exchange or redeem Class Z shares of the fund at the net asset value next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quotations. When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after the close of the Exchange or market on which the security is principally traded, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your qualified plan before the New York Stock Exchange closes. If the Exchange closes early, you must place your order with your qualified plan prior to the actual closing time. Otherwise, you will receive the next business day's price.

Your qualified plan must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.


10 Government Securities Fund

                                                        SALOMON SMITH BARNEY(SM)
                                                  a member of citigroup [Symbol]

Government
Securities Fund

An investment portfolio of
Smith Barney Investment Funds Inc.

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your qualified plan or the transfer agent if you do not want this policy to apply to you.

Statement of additional information. The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally a part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your qualified plan, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013. Visit our web site. Our web site is located at www.smithbarney.com

You can also review and copy the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washing ton, D.C. You can get copies of these materials for a duplicating fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can get the same information free from the Commission's Internet web site at http:www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file
no. 811-03275)
FD0234 4/99
[LOGO] Smith Barney Mutual Funds
       Investing for your future.
       Every day!

       PROSPECTUS

       Investment
       Grade
       Bond Fund

       Class A, B, L and Y Shares
       --------------------------------------------------
       April 30, 1999

       The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Investment Grade Bond Fund

--------------------------------------------------------------------------------
            Contents
--------------------------------------------------------------------------------

            Fund goal and main strategies .....................................2

            Risks, performance and expenses ...................................3

            More on the fund's investments ....................................6

            Management ........................................................7

            Choosing a class of shares to buy ................................8

            Comparing the fund's classes .....................................9

            Sales charges ....................................................10

            More about deferred sales charges ................................12

            Buying shares ....................................................13

            Exchanging shares ................................................14

            Redeeming shares .................................................16

            Other things to know about share transactions ....................18

            Smith Barney 401(k) and ExecChoice (TM) programs .................20

            Dividends, distributions and taxes ...............................21

            Share price ......................................................22

            Financial highlights .............................................23

You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.


                                                    Smith Barney Mutual Funds  1

--------------------------------------------------------------------------------
  Fund goal and main strategies
--------------------------------------------------------------------------------

Investment objective

The fund seeks as high a level of current income as is consistent with prudent investment management and preservation of capital.

Key investments

The fund invests primarily in "investment grade" fixed income securities. These are securities rated by a national ratings organization within one of the top four categories, or, if unrated, judged by the manager to be of comparable credit quality. The fund also may invest in U.S. government securities and U.S. dollar denominated fixed income securities of foreign issuers. The fund may invest in securities having any maturity.

Selection process

The manager emphasizes individual bond selection while diversifying the fund's investments across a range of issues, industries and maturity dates. In selecting individual corporate bonds for investment, the manager:

o Uses fundamental credit analysis to estimate the relative value and attractiveness of various companies and bond issues

o Identifies undervalued corporate bond issues and avoids issues that may be subject to credit downgrades

o Determines sector and maturity weightings based on intermediate and long-term assessments of the economic environment and interest rate outlook

The manager monitors the fund's portfolio and makes ongoing adjustments based on the relative values or maturities of individual corporate bonds or changes in the creditworthiness or overall investment merits of an issue.


2  Investment Grade Bond Fund

--------------------------------------------------------------------------------
  Risks, performance and expenses
--------------------------------------------------------------------------------

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

o The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or has its credit rating downgraded

o Interest rates increase, causing the prices of fixed income securities to decline, thereby reducing the value of the fund's portfolio. The fund has greater sensitivity to changes in interest rates than a fund investing in securities with shorter maturities

o The manager's judgment about interest rates or the attractiveness, value or income potential of a particular security proves incorrect

Who may want to invest

The fund may be an appropriate investment if you:

o Are seeking a high level of current income consistent with investing in high quality, long-term corporate bonds

o Wish to diversify your investment portfolio by adding an investment in corporate bonds

o Are willing to accept the risks of investing in the corporate bond market, including credit risk and interest rate risk


                                                    Smith Barney Mutual Funds  3

Total return

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future.

--------------------------------------------------------------------------------
                        Total Return for Class B Shares
--------------------------------------------------------------------------------

   [The following table was depicted as a bar chart in the printed material.]

  1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
 15.57%   2.98%   22.5%   8.36%  18.06%  -9.41%  34.63%  -0.89%  16.44%   7.72%

The bar chart shows the performance of the fund's Class B shares for each of the past 10 years. Class A, L and Y shares would have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

Quarterly returns


(past 10 years): Highest: 12.34% in 2nd quarter 1995; Lowest: (7.56)% in 1st quarter 1996


Comparative performance

This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown with that of the Lehman Brothers Long Term Corporate Bond Index ("Lehman Index"), a broad-based unmanaged index of investment grade corporate bonds and the Salomon Corporate Index 10+ ("Salomon Index"), a broad-based unmanaged index of investment grade corporate bonds with maturities of ten years or more. This table assumes imposition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.

--------------------------------------------------------------------------------
                          Average Annual Total Returns
                     Calendar Years Ended December 31, 1998
--------------------------------------------------------------------------------

 Class        1 year    5 years    10 years    Since Inception    Inception Date
--------------------------------------------------------------------------------
   A           3.43%     8.23%         n/a          10.18%           11/6/92
--------------------------------------------------------------------------------
   B           3.26%     8.53%       10.95%         11.92%            1/4/82
--------------------------------------------------------------------------------
   L           5.80%     8.51%         n/a           9.05%           2/26/93
--------------------------------------------------------------------------------
   Y           8.66%      n/a          n/a           9.16%           2/7/96
--------------------------------------------------------------------------------
Lehman
 Index         9.03%     8.80%       10.90%         13.73%              *
--------------------------------------------------------------------------------
Salomon Index  5.52%     9.44%       10.67%         13.43%              *



*     Index comparison begins on January 31, 1982.


4  Investment Grade Bond Fund

Fees and expenses

This table sets forth the fees and expenses you will pay if you invest in fund shares.


--------------------------------------------------------------------------------
                                Shareholder fees
--------------------------------------------------------------------------------
(fees paid directly from your investment)   Class A    Class B  Class L  Class Y
--------------------------------------------------------------------------------
   Maximum sales charge
(load) imposed on purchases                   4.50%*      None     1.00%    None
--------------------------------------------------------------------------------
(as a % of offering price)
Maximum deferred sales charge (load)
(as a % of the lower of net  asset
value at purchase or redemption)             None*       4.50%    1.00%    None

--------------------------------------------------------------------------------
                         Annual fund operating expenses
--------------------------------------------------------------------------------
(expenses deducted from fund assets)        Class A    Class B  Class L  Class Y
--------------------------------------------------------------------------------
Management fee                                0.65%     0.65%     0.65%   0.65%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees         0.25%     0.75%     0.70%   None
--------------------------------------------------------------------------------
Other expenses                                0.14%     0.13%     0.19%   0.05%
--------------------------------------------------------------------------------
Total annual fund operating expenses          1.04%     1.53%     1.54%   0.70%


* You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

o     You invest $10,000 in the fund for the period shown

o     Your investment has a 5% return each year

o     You reinvest all distributions and dividends without a sales charge

o     The fund's operating expenses remain the same

--------------------------------------------------------------------------------
                       Number of years you own your shares
--------------------------------------------------------------------------------
                                           1 year   3 years   5 years   10 years
--------------------------------------------------------------------------------
Class A (with or without redemption)        $551     $766       $998     $1,664
--------------------------------------------------------------------------------
Class B (redemption at end of period)       $606     $783       $934     $1,692
--------------------------------------------------------------------------------
Class B (no redemption)                     $156     $483       $834     $1,692
--------------------------------------------------------------------------------
Class L (redemption at end of period)       $355     $582       $931     $1,916
--------------------------------------------------------------------------------
Class L (no redemption)                     $255     $582       $931     $1,916
--------------------------------------------------------------------------------
Class Y (with or without redemption)        $ 72     $224       $390     $  871


                                                    Smith Barney Mutual Funds  5

--------------------------------------------------------------------------------
  More on the fund's investments
--------------------------------------------------------------------------------

Derivative contracts The fund may, but need not, use derivative contracts, such as interest rate futures and options on interest rate futures, for any of the following purposes:

o To hedge against the economic impact of adverse changes in the market value of portfolio securities, because of changes in interest rates

o     As a substitute for buying or selling securities

A futures contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities. Even a small investment in derivative contracts can have a big impact on a fund's interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Foreign Securities The fund may invest in U.S. dollar denominated securities of foreign issuers. To the extent the fund invests in these securities, it carries additional risks. The value of your investment may decline if the U.S. and/or foreign fixed-income markets decline or an adverse event, such as an unfavorable earnings report, depresses the value of a particular issuer's securities. Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies.

Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.


6  Investment Grade Bond Fund

--------------------------------------------------------------------------------
  Management
--------------------------------------------------------------------------------

Manager The fund's investment manager is SSBC Fund Management Inc., an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.

James E. Conroy, investment officer of the manager and managing director of Salomon Smith Barney, has been responsible for the day to day management of the fund since November, 1998.

Management fee For its services, the manager received a fee during the fund's last fiscal year equal to 0.45% of the fund's average daily net assets. In addition, the manager received a fee for its administrative services to the fund equal to 0.20% of the fund's average daily net assets.

Distributor The fund has entered into an agreement with CFBDS, Inc. to distribute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.

Distribution plans The fund has adopted Rule 12b-1 distribution plans for its Class A, B and L shares. Under each plan, the fund pays distribution and service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

Year 2000 issue Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the fund. The cost of addressing the Year 2000 issue, if substantial, could adversely affect companies and governments that issue securities held by the fund. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The fund has been informed by other service providers that they are taking similar measures. Although the fund does not expect the Year 2000 issue to adversely affect it, the fund cannot guarantee that the efforts of the fund, which are limited to requesting and receiving reports from its service providers, or the efforts of its service providers to correct the problem will be successful.


                                                    Smith Barney Mutual Funds  7

--------------------------------------------------------------------------------
  Choosing a class of shares to buy
--------------------------------------------------------------------------------

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

o If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.

o For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.

o Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:

o     A Salomon Smith Barney Financial Consultant

o An investment dealer in the selling group or a broker that clears through Salomon Smith Barney -- a dealer representative

o The fund, but only if you are investing through certain qualified plans or certain dealer representatives

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

--------------------------------------------------------------------------------
                                                 Initial            Additional
--------------------------------------------------------------------------------
                                        Classes A, B, L    Class Y   All Classes
--------------------------------------------------------------------------------
General                                     $1,000       $15 million     $50
--------------------------------------------------------------------------------
IRAs, Self Employed Retirement
Plans, Uniform Gift to Minor
Accounts                                     $250        $15 million     $50
--------------------------------------------------------------------------------
Qualified Retirement Plans*                  $25         $15 million     $25
--------------------------------------------------------------------------------
Simple IRAs                                   $1             n/a         $1
--------------------------------------------------------------------------------
Monthly Systematic Investment Plans          $25             n/a         $25
--------------------------------------------------------------------------------
Quarterly Systematic Investment Plans        $50             n/a         $50

* Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans


8  Investment Grade Bond Fund

--------------------------------------------------------------------------------
  Comparing the fund's classes
--------------------------------------------------------------------------------

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. They may receive different compensation depending upon which class you choose.

-----------------------------------------------------------------------------------------
                      Class A           Class B          Class L            Class Y
-----------------------------------------------------------------------------------------
Key features     o Initial sales    o No initial     o Initial sales     o No initial
                   charge             sales charge     charge is lower     or deferred
                 o You may qualify  o Deferred         than Class A        sales charge
                   for reduction      sales charge   o Deferred sales    o Must invest
                   or waiver of       declines         charge for          at least
                   initial sales      over time        only 1 year         $15 million
                   charge           o Converts to    o Does not convert  o Lower annual
                 o Lower annual       Class A after    to Class A          expenses than
                   expenses than      8 years        o Higher annual       the other
                   Class B and      o Higher annual    expenses than       classes
                    Class L           expenses than    Class A
                                      Class A
-----------------------------------------------------------------------------------------

Initial sales    Up to 4.50%;       None             1.00%               None
charge           reduced for
                 large purchases
                 and waived
                 for certain
                 investors; no
                 charge for
                 purchases of
                 $500,000 or more

-----------------------------------------------------------------------------------------
Deferred         1% on purchases    Up to 4.50%      1% if you           None
sales charge     of $500,000        charged when     redeem within
                 or more if         you redeem       1 year of
                 you redeem         shares. The      purchase
                 within 1 year      charge is
                 of purchase        reduced over
                                    time and
                                    there is no
                                    deferred sales
                                    charge after
                                    6 years
-----------------------------------------------------------------------------------------
Annual           0.25% of average   0.75% of average 0.70% of average    None
distribution     daily net assets   daily net assets daily net assets
and service
fees
-----------------------------------------------------------------------------------------
Exchangable      Class A shares     Class B shares   Class L shares      Class Y shares
into*            of most Smith      of most Smith    of most Smith       of most Smith
                 Barney funds       Barney funds.    Barney funds        Barney funds
-----------------------------------------------------------------------------------------

* Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.


                                                   Smith Barney Mutual Funds  9

--------------------------------------------------------------------------------
  Sales charges
--------------------------------------------------------------------------------

Class A shares

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

--------------------------------------------------------------------------------
                                                 Sales Charge as a % of:
                                            Offering              Net amount
  Amount of purchase                        price (%)            invested (%)
  Less than $25,000                           4.50                   4.71
--------------------------------------------------------------------------------
  $25,000 but less than $50,000               4.00                   4.17
--------------------------------------------------------------------------------
  $50,000 but less than $100,000              3.50                   3.63
--------------------------------------------------------------------------------
  $100,000 but less than $250,000             2.50                   2.56
--------------------------------------------------------------------------------
  $250,000 but less than $500,000             1.50                   1.52
--------------------------------------------------------------------------------
  $500,000 or more                            0.00                   0.00
--------------------------------------------------------------------------------

Investments of $500,000 or more You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.


Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

Accumulation privilege -- lets you combine the current value of Class A shares owned

      o     by you, or

      o     by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.


10  Investment Grade Bond Fund

Letter of intent -- lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

o     Employees of members of the NASD

o     403(b) or 401(k) retirement plans, if certain conditions are met

o Clients of newly employed Salomon Smith Barney Financial Consultants, if certain conditions are met

o Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information ("SAI").

Class B shares

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

--------------------------------------------------------------------------------
 Year after purchase         1st    2nd    3rd    4th    5th     6th through 8th
--------------------------------------------------------------------------------
 Deferred sales charge       4.5%    4%     3%     2%     1%           0%
--------------------------------------------------------------------------------

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

--------------------------------------------------------------------------------
  Shares issued:         Shares issued:               Shares issued:
--------------------------------------------------------------------------------
  At initial             On reinvestment of           Upon exchange from
  purchase               dividends and                another Smith Barney
                         distributions                fund
  Eight years            In same proportion as        On the date the shares
  after the date         the number of Class B        originally acquired
  of purchase            shares converting is         would have converted
                         to total Class B into        Class A shares
                         shares you own


                                                   Smith Barney Mutual Funds  11

Class L shares

You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

Class Y shares

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must
initially invest $5,000,000.

--------------------------------------------------------------------------------
  More about deferred sales charges
--------------------------------------------------------------------------------

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

o     Shares exchanged for shares of another Smith Barney fund

o     Shares representing reinvested distributions and dividends

o     Shares no longer subject to the deferred sales charge

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.


12  Investment Grade Bond Fund

Deferred sales charge waivers

The deferred sales charge for each share class will generally be waived:

o     On payments made through certain systematic withdrawal plans

o     On certain distributions from a retirement plan

o     For involuntary redemptions of small account balances

o     For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

--------------------------------------------------------------------------------
  Buying shares
--------------------------------------------------------------------------------

       Through a        You should contact your Salomon Smith Barney Financial
   Salomon Smith        Consultant or dealer representative to open a brokerage
Barney Financial        account and make arrangements to buy shares.
   Consultant or
          dealer        If you do not provide the following information, your
  representative        order will be rejected

                        o     Class of shares being bought

                        o     Dollar amount or number of shares being bought

                        You should pay for your shares through your brokerage
                        account no later than the third business day after you
                        place your order. Salomon Smith Barney or your dealer
                        representative may charge an annual account maintenance
                        fee.
--------------------------------------------------------------------------------
    Through the         Qualified retirement plans and certain other investors
fund's transfer         who are clients of the selling group are eligible to buy
          agent         shares directly from the fund.

                        o     Write the transfer agent at the following address:

                              Smith Barney Investment Funds Inc.
                              Smith Barney Investment Grade Bond Fund
                              (Specify class of shares)
                              c/o First Data Investor Services Group, Inc.
                              P.O. Box 5128
                              Westborough, Massachusetts 01581-5128

                        o Enclose a check to pay for the shares. For initial purchases, complete and send an account application.

                        o For more information, call the transfer agent at 1-800-451-2010.


                                                   Smith Barney Mutual Funds  13

      Through a         You may authorize Salomon Smith Barney, your dealer
     systematic         representative or the transfer agent to transfer funds
investment plan         automatically from a regular bank account, cash held in
                        a Salomon Smith Barney brokerage account or Smith Barney money market fund to buy shares on a regular basis.

                        o Amounts transferred should be at least: $25 monthly or $50 quarterly.

                        o If you do not have sufficient funds in your account on a transfer date, Salomon Smith Barney, your dealer representative or the transfer agent may charge you a fee.

                        For more information, contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent or consult the SAI.

--------------------------------------------------------------------------------
  Exchanging shares
--------------------------------------------------------------------------------

   Smith Barney         You should contact your Salomon Smith Barney Financial
       offers a         Consultant or dealer representative to exchange into
    distinctive         other Smith Barney funds. Be sure to read the prospectus
family of funds         of the Smith Barney fund you are exchanging into. An
    tailored to         exchange is a taxable transaction.
  help meet the
  varying needs         o     You may exchange shares only for shares of the
  of both large               same class of another Smith Barney fund. Not all
      and small               Smith Barney funds offer all classes.
     investors.
                        o     Not all Smith Barney funds may be offered in your
                              state of residence.Contact your Salomon Smith
                              Barney Financial Consultant, dealer representative or the transfer agent.

                        o You must meet the minimum investment amount for each fund.

                        o If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.

                        o The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.
--------------------------------------------------------------------------------


14  Investment Grade Bond Fund

      Waiver of         Your shares will not be subject to an initial sales
     additional         charge at the time of the exchange.
  sales charges
                        Your deferred sales charge (if any) will continue to be
                        measured from the date of your original purchase. If the
                        fund you exchange into has a higher deferred sales
                        charge, you will be subject to that charge. If you
                        exchange at any time into a fund with a lower charge,
                        the sales charge will not be reduced.
--------------------------------------------------------------------------------
   By telephone         If you do not have a brokerage account, you may be
                        eligible to exchange shares through the transfer agent.
                        You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451- 2010 between 9:00 a.m. and 5:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                        You can make telephone exchanges only between accounts that have identical registrations.
--------------------------------------------------------------------------------
        By mail If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the transfer agent at the address on the opposite page.


                                                   Smith Barney Mutual Funds  15

--------------------------------------------------------------------------------
  Redeeming shares
--------------------------------------------------------------------------------

      Generally         Contact your Salomon Smith Barney Financial Consultant
                        or dealer representative to redeem shares of the fund.

                        If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                        If the shares are held by a fiduciary or corporation, other documents may be required.

                        Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                        If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
--------------------------------------------------------------------------------
        By mail For accounts held directly at the fund, send written requests to the transfer agent at the following address:

                           Smith Barney Investment Funds Inc.
                           Smith Barney Investment Grade Bond Fund
                           (Specify class of shares)
                           c/o First Data Investor Services Group, Inc.
                           P.O. Box 5128
                           Westborough, Massachusetts 01581-5128

                        Your written request must provide the following:

                        o     Your account number

                        o The class of shares and the dollar amount or number of shares to be redeemed

                        o Signatures of each owner exactly as the account is registered
--------------------------------------------------------------------------------


16  Investment Grade Bond Fund

   By telephone         If you do not have a brokerage account, you may be
                        eligible to redeem shares (except those held in retirement plans) in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions.
                        If eligible, you may request redemptions by telephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.


                        Your redemption proceeds can be sent by check to your
                        address of record or by wire transfer to a bank account
                        designated on your authorization form.
                        You must submit a new
                        authorization form to change the bank account designated
                        to receive wire transfers and you may be asked to
                        provide certain other documents.
--------------------------------------------------------------------------------
 Automatic cash         You can arrange for the automatic redemption of a
     withdrawal         portion of your shares on a monthly or quarterly basis.
          plans         To qualify you must own shares of the fund with a value
of at least $10,000 ($5,000 for retirement plan     accounts) and
                        each automatic redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.



                        The following conditions apply:

                        o     Your shares must not be represented by
                              certificates

                        o     All dividends and distributions must be reinvested


                        For more information, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.


                                                   Smith Barney Mutual Funds  17

--------------------------------------------------------------------------------
  Other things to know about share transactions
--------------------------------------------------------------------------------

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

o     Name of the fund

o     Account number

o     Class of shares being bought, exchanged or redeemed

o     Dollar amount or number of shares being bought, exchanged or redeemed

o     Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

o     Are redeeming over $10,000 of shares

o Are sending signed share certificates or stock powers to the transfer agent

o Instruct the transfer agent to mail the check to an address different from the one on your account

o     Changed your account registration

o     Want the check paid to someone other than the account owner(s)

o Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.


18  Investment Grade Bond Fund

The fund has the right to:

o     Suspend the offering of shares

o Waive or change minimum and additional investment amounts n Reject any purchase or exchange order

o     Change, revoke or suspend the exchange privilege

o     Suspend telephone transactions

o Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

o Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.


                                                   Smith Barney Mutual Funds  19

--------------------------------------------------------------------------------
  Smith Barney 401(k) and ExecChoice(TM) programs
--------------------------------------------------------------------------------

You may be eligible to participate in the Smith Barney 401(k) program or the Smith Barney ExecChoice(TM) program. The fund offers Class A and Class L shares to participating plans as investment alternatives under the programs. You can meet minimum investment and exchange amounts by combining the plan's investments in any of the Smith Barney funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment. Once a class of shares is chosen, all additional purchases must be of the same class.

o     Class A shares may be purchased by plans investing at least $1 million.

o Class L shares may be purchased by plans investing less than $1 million. Class L shares are eligible for exchange to Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange sooner in the following circumstances:

      If the account was opened on or after June 21, 1996 and a total of $1 million is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program 5 years.

      If the account was opened before June 21, 1996 and a total of $500,000 is invested in Smith Barney Funds Class L shares (other than money market funds) on December 31 in any year, all Class L shares are eligible for exchange on or about March 31 of the following year.

For more information, call your Salomon Smith Barney Financial Consultant or the transfer agent, or consult the SAI.


20  Investment Grade Bond Fund

--------------------------------------------------------------------------------
  Dividends, distributions and taxes
--------------------------------------------------------------------------------

Dividends. The fund generally pays dividends from net
 investment income periodically and makes capital gain distributions if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class that you hold.
 The fund expects distributions to be primarily from income. You do not pay a sales charge on reinvested distri

Taxes In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.

--------------------------------------------------------------------------------
             Transaction                  Federal tax status
--------------------------------------------------------------------------------
ther in cash or additional shares) are all taxable events.

--------------------------------------------------------------------------------
             Transaction                  Federal tax status
--------------------------------------------------------------------------------
Redemption or exchange of shares          Usually capital gain or loss;
                                          long-term only if shares owned more
                                          than one year
--------------------------------------------------------------------------------
Long-term capital gain distributions      Long-term capital gain
--------------------------------------------------------------------------------
Short-term capital gain distributions     Ordinary income
--------------------------------------------------------------------------------
Dividends                                 Ordinary income
--------------------------------------------------------------------------------

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.


                                                   Smith Barney Mutual Funds  21

--------------------------------------------------------------------------------
  Share price
--------------------------------------------------------------------------------

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quotations. When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer representative before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.


22  Investment Grade Bond Fund

--------------------------------------------------------------------------------
  Financial highlights
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the performance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost)
 on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the fund's financial statements, are included in the annual report (available upon request).

--------------------------------------------------------------------------------
 For a Class A share of capital stock
 outstanding throughout each year ended December 31:
--------------------------------------------------------------------------------
                                1998(1)     1997     1996    1995(1)    1994(1)
Net asset value,
 beginning of  year             $13.19     $12.27   $13.25   $10.67     $13.01
--------------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income           0.77       0.80     0.80     0.83       0.74
  Net realized and unrealized
   gain (loss)                    0.29       1.20    (0.90)    2.80      (1.88)
--------------------------------------------------------------------------------
Total income (loss)
from operations                   1.06       2.00    (0.10)    3.63      (1.14)
--------------------------------------------------------------------------------
Less distribution from:
  Net investment income          (0.76)     (0.80)   (0.76)   (0.89)     (0.86)
  Net realized gains             (0.37)     (0.28)   (0.12)   (0.16)     (0.31)
  Capital                           --         --       --       --      (0.03)
--------------------------------------------------------------------------------
Total distributions              (1.13)     (1.08)   (0.88)   (1.05)     (1.20)
--------------------------------------------------------------------------------

Net assets value, end of year   $13.12     $13.19   $12.27   $13.25     $10.67

--------------------------------------------------------------------------------
Total return                      8.30%     17.10%   (0.47)%  35.29%     (8.95)%
--------------------------------------------------------------------------------
Net assets, end of year (millions) $253       $222     $206     $226       $181
--------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses                        1.04%      1.02%    1.04%    1.11%      1.11%
  Net investment income           5.73       6.43     6.63     7.02       7.35
--------------------------------------------------------------------------------
Portfolio turnover rate             32%        39%      48%      49%        18%
--------------------------------------------------------------------------------

(1)   Per share amounts calculated using the monthly average shares method.


                                                   Smith Barney Mutual Funds  23

--------------------------------------------------------------------------------
 For a Class B share of capital stock
 outstanding throughout each year ended December 31:
--------------------------------------------------------------------------------
                                1998(1)     1997     1996    1995(1)    1994(1)
--------------------------------------------------------------------------------
Net asset value,
 beginning of  year             $13.19     $12.29   $13.25   $10.67     $13.01
--------------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income           0.70       0.75     0.74     0.77       0.82
  Net realized and unrealized
 gain (loss)                      0.29       1.18    (0.90)    2.80      (2.02)
--------------------------------------------------------------------------------
Total income (loss)
from operations                   0.99       1.93    (0.16)    3.57      (1.20)
--------------------------------------------------------------------------------
Less distribution from:
  Net investment income          (0.72)     (0.75)   (0.68)   (0.83)     (0.80)
  Net realized gains             (0.37)     (0.28)   (0.12)   (0.16)     (0.31)
  Capital                           --         --       --       --      (0.03)
--------------------------------------------------------------------------------
Total distributions              (1.09)     (1.03)   (0.80)   (0.99)     (1.14)
--------------------------------------------------------------------------------

Net assets value, end of year   $13.09     $13.19   $12.29   $13.25     $10.67

--------------------------------------------------------------------------------
Total return                      7.72%     16.44%   (0.89)%  34.63%     (9.41)%
--------------------------------------------------------------------------------
Net assets, end of year (millions) $260       $249     $258     $289       $221
--------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses                        1.53%      1.51%    1.54%    1.61%      1.57%
  Net investment income           5.23       5.95     6.13     6.51       6.89
--------------------------------------------------------------------------------
Portfolio turnover rate             32%        39%      48%      49%        18%
--------------------------------------------------------------------------------

(1)Per share amounts calculated using the monthly average shares method.


24  Investment Grade Bond Fund

--------------------------------------------------------------------------------
 For a Class L(1) share of capital stock
 outstanding throughout each year ended December 31:

                                1998(1)     1997     1996    1995(1)    1994(1)

--------------------------------------------------------------------------------
Net asset value,
 beginning of  year             $13.18     $12.30   $13.26   $10.67     $13.01
--------------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income           0.70       0.72     0.75     0.78       0.75
  Net realized and unrealized
    gain (loss)                   0.30       1.21    (0.90)    2.80      (1.95)
--------------------------------------------------------------------------------
Total income (loss)
from operations                   1.00       1.93    (0.15)    3.58      (1.20)
--------------------------------------------------------------------------------
Less distribution from:
  Net investment income          (0.74)     (0.77)   (0.69)   (0.83)     (0.80)
  Net realized gains             (0.37)     (0.28)   (0.12)   (0.16)     (0.31)
  Capital                           --         --       --       --      (0.03)
--------------------------------------------------------------------------------

Total distributions              (1.11)     (1.05)   (0.81)   (0.99)     (1.14)

--------------------------------------------------------------------------------
Net assets value, end of year   $13.07     $13.18   $12.30   $13.26     $10.67
--------------------------------------------------------------------------------
Total return                      7.83%     16.41%   (0.83)%  34.74%     (9.41)%
--------------------------------------------------------------------------------
Net assets, end of
year (000)'s                   $18,671    $10,182   $6,724   $3,769       $999
--------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses                        1.54%      1.49%    1.42%    1.56%      1.57%
  Net investment income           5.22       5.93     6.28     6.55       6.89
--------------------------------------------------------------------------------
Portfolio turnover rate             32%        39%      48%      49%        18%
--------------------------------------------------------------------------------

(1)   On June 12, 1998, Class C shares were renamed Class L shares.


(2)   Per share amounts calculated using the monthly average shares method.



                                                   Smith Barney Mutual Funds  25

--------------------------------------------------------------------------------
 For a Class Y share of capital stock
 outstanding throughout each year ended December 31:
--------------------------------------------------------------------------------
                                      1998(1)           1997        1996(1)(2)
--------------------------------------------------------------------------------
Net asset value,
 beginning of  year                   $13.19           $12.28         $13.03
--------------------------------------------------------------------------------

Income from operations:

  Net investment income                 0.82             0.83           0.75
  Net realized and unrealized
 gain (loss)                            0.29             1.21          (0.66)
--------------------------------------------------------------------------------

Total income
from operations                         1.11             2.04           0.09

--------------------------------------------------------------------------------
Less distribution from:
  Net investment income                (0.82)           (0.85)         (0.72)
  Net realized gains                   (0.37)           (0.28)         (0.12)
--------------------------------------------------------------------------------
Total distributions                    (1.19)           (1.13)         (0.84)
--------------------------------------------------------------------------------
Net assets value, end of year         $13.11           $13.19         $12.28
--------------------------------------------------------------------------------

Total return                            8.66%           17.44%          1.01%(3)

--------------------------------------------------------------------------------
Net assets, end of year (000)'s      $95,708          $69,328        $18,174
--------------------------------------------------------------------------------

Ratios to average net assets:
  Expenses                              0.70%            0.69%          0.72(4)
  Net investment income                 6.07             6.63           7.34(4)

--------------------------------------------------------------------------------
Portfolio turnover rate                   32%              39%            48%
--------------------------------------------------------------------------------

(1)   Per share amounts calculated using the monthly average shares method.


(2)   For the period from February 7, 1996 (inception date) to December 31,
      1996.

(3)   Not Annualized.

(4)   Annualized.



26  Investment Grade Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                     [LOGO] SALOMON SMITH BARNEY
                                                    A member of citigroup [LOGO]

Investment Grade Bond Fund

-- an investment portfolio of Smith Barney Investment Funds Inc.

Shareholder reports Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com

You can also review and copy the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get copies of these materials for a duplicating fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can get the same information free from the Commission's Internet web site at http:www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

SM Salomon Smith Barney is a service mark of Salomon
Smith Barney Inc.

(Investment Company Act file
no. 811-03275)
FD0233 4/99

-------------------------------
[Logo]

Smith Barney Mutual Funds
Investing for your future.
Every day.(R)

-------------------------------


PROSPECTUS


______________________________________________________________________________


CONCERT
PEACHTREE
GROWTH FUND
Class A and B Shares
-----------------------------------------------------------------------------
April 30, 1999

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Concert Peachtree Growth Fund

Contents

Fund goal and strategies....................................................   2
Risks, performance and expenses.............................................   3
More on the fund's investments..............................................   6
Management..................................................................   7
Choosing a class of shares to buy...........................................   8
Comparing the fund's classes................................................   9
Sales charges...............................................................  10
More about deferred sales charges...........................................  12
Buying shares...............................................................  13
Exchanging shares...........................................................  15
Redeeming shares............................................................  16
Other things to know
about share transactions....................................................  18
Dividends, distributions and taxes..........................................  20
Share price.................................................................  21
Financial Highlights........................................................  22

You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

                                                       Smith Barney Mutual Funds

 Fund goal and strategies

Investment objective
The fund seeks capital appreciation.

Key investments
The fund invests primarily in common stocks of companies with medium and large market capitalizations.

To a lesser extent, the fund also may invest in common stocks of companies with small market capitalizations and other equity securities, including exchange traded and over-the-counter common stocks and preferred shares, debt securities convertible into equity securities, and warrants and rights relating to equity securities.

Selection process

The manager emphasizes individual security selection, while diversifying across industries and sectors. The manager uses a disciplined management style involv-ing both quantitative analysis and fundamental research. The manager uses a computer-aided quantitative model supported by its own fundamental qualitative research. In selecting individual securities for investment, the manager looks for the following:

 . Above average potential for capital appreciation
 . Strong, sustainable earnings growth
 . Stocks of companies in cyclical industries that the manager believes are tem-
  porarily depressed
 . Experienced and effective management
 . Effective research, product development and marketing
 . Competitive advantages

Concert Peachtree Growth Fund

 Risks, performance and expenses

Principal risks of investing in the fund
Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

 . The stock market declines
 . Companies with medium and large market capitalizations fall out of favor with investors
 . Companies in which the fund invests fail to meet earnings expectations, or other events depress their stock prices
 . The manager's judgment about the attractiveness, value or potential apprecia-tion of a particular stock proves to be incorrect

Who may want to invest
The fund may be an appropriate investment if you:

 . Are seeking to participate in the long term capital appreciation potential of the stock market
 . Are planning for a long-term goal, and are willing to accept periods of market volatility
 . Are willing to accept the risks of investing in the stock market

Total return
This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not neces-sarily indicate how the fund will perform in the future.

                      Total Return Bar Chart appears here.

                        Total Return for Class A Shares

                           1996       13.96%
                           1997        5.18%
                           1998       13.96%


The bar chart shows the performance of the fund's Class A shares for each of the past 3 years. Class B, shares would have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.
*The fund's current management team began managing the fund in August 1997.

                                                       Smith Barney Mutual Funds

Quarterly returns:

Highest: xx% in 29.90% quarter 1998; Lowest: (12.26%) in 3rd quarter 1998

Comparative performance
This table indicates the risks of investing in the fund by comparing the aver-age annual total return of each class for the periods shown with that of the Russell 1000 Growth Index, a broad-based unmanaged index of large capitaliza-tion growth oriented common stocks. This table assumes imposition of the maxi-mum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.

                          Average Annual Total Returns
                     Calendar Years Ended December 31, 1998

Class                1 year  5 years 10 years Since inception Inception Date
 A                   26.43%    n/a     n/a         17.11%        07/03/95
 B                   27.11     n/a     n/a         17.55         07/03/95
Russell 1000 Growth
Index                38.71     n/a     n/a         29.83            *
Russell 2000 Index   12.27     n/a     n/a         12.04            *

*Index comparison begins on 07/03/95

Concert Peachtree Growth Fund

Fees and expenses
This table sets forth the fees and expenses you will pay if you invest in fund shares.

                                Shareholder fees

(paid directly from your investment)                          Class A Class B
Maximum sales charge on purchases (as a % of offering price)   5.00%   None
Maximum deferred sales charge on redemptions (as a % of the
lower of net asset value at purchase or redemption)            None*   5.00%

                         Annual fund operating expenses
(paid by the fund as a % of net assets)
Management fee                                                 0.99%   0.99%
Distribution and service (12b-1) fee                           0.25%   1.00%
Other expenses                                                 0.16%   0.22%
                                                               -----   -----
Total annual fund operating expenses                           1.40%   2.21%

*You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

 .You invest $10,000 in the fund for the period shown
 .Your investment has a 5% return each year
 .You reinvest all distributions and dividends without a sales charge .The fund's operating expenses remain the same

                      Number of years you own your shares

                               1 year 3 years 5 years 10 years
Class A
(with or without redemption)    $635   $921   $1,228   $2,096
Class B
(redemption at end of period)   $724   $991   $1,285   $2,339
Class B
(no redemption)                 $224   $691   $1,185   $2,339

                                                       Smith Barney Mutual Funds

 More on the fund's investments

Foreign securities The fund may invest in American Depository Receipts (ADRs) and other securities quoted in U.S. dollars of foreign issuers, including those in emerging markets. Because the fund may invest in securities of foreign issuers, the fund carries additional risks. The value of your investment may decline if the U.S. and/or foreign stock markets decline or an adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock. Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies. These risks may be more severe for securities of issuers in emerging markets.

Defensive investing The fund may depart from its principal investment strate-gies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Concert Peachtree Growth Fund

 Management

Manager The fund's investment manager is SSBC Fund Management Inc., an affili-ate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial serv-ices--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse chan-nels to make them available to consumer and corporate customers around the world.

Dennis A. Johnson, CFA, investment officer of SSBC and president and chief investment officer of Peachtree Asset Management, a division of SSBC, has been responsible for the management of the fund since August 1997.

Management fee For its services, the manager received a fee during the fund's last fiscal year equal on an annual basis to 0.99% of the fund's average daily net assets.

Distributor The fund has entered into an agreement with CFBDS, Inc. to distrib-ute the fund's shares. Through a selling agreement, PFS Investments Inc. sells fund shares to the public.

Distribution plans The fund has adopted Rule 12b-1 distribution plans for its Class A and B shares. Under each plan, the fund pays distribution and service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

Year 2000 issue Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the fund. The cost of addressing the Year 2000 issue, if sub-stantial, could adversely affect companies and governments that issue securi-ties held by the fund. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The fund has been informed by other service providers that they are taking similar measures. Although the fund does not expect the Year 2000 issue to adversely affect it, the fund cannot guarantee that the efforts of the fund (limited to requesting and receiving reports from its service providers) or its service providers to correct the problem will be successful.

                                                       Smith Barney Mutual Funds

 Choosing a class of shares to buy

You can choose between two classes of shares: Classes A and B. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

 .If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.

 .For Class B shares, all of your purchase price will be immediately invested.
  This may help offset the higher expenses of Class B shares, but only if the fund performs well.

Initial purchases of shares must be made through a PFS Investments Registered Representative.

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                   Initial     Additional
                                               Classes A and B Both Classes
General                                            $1,000          $50
IRAs, Self Employed Retirement Plans, Uniform
Gift to Minor Accounts                              $250           $50



Qualified Retirement Plans*                          $25           $25
Systematic Investment Plans                          $25           $25
Quarterly Systematic Investment Plans                $50           $50


*Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

Concert Peachtree Growth Fund

 Comparing the fund's classes

Your PFS Investments Registered Representative can help you decide which class meets your goals. They may receive different compensation depending upon which class you choose.

                                      Class A     Class B
Key features                          .Initial    .No initial
                                       sales       sales
                                       charge      charge
                                       .You may    .Deferred
                                       qualify     sales
                                       for reduc-  charge
                                       tion or     declines
                                       waiver of   over time
                                       initial     .Converts
                                       sales       to Class A
                                       charge      after 8
                                       .Lower      years
                                       annual      .Higher
                                       expenses    annual
                                       than Class  expenses
                                       B           than Class
                                                   A
-------------------------------------------------------------
Initial sales charge                  Up to       None
                                      5.00%;
                                      reduced or
                                      waived for
                                      large pur-
                                      chases and
                                      certain
                                      investors.
                                      No charge
                                      for pur-
                                      chases of
                                      $500,000 or
                                      more
-------------------------------------------------------------
Deferred sales charge                 1% on pur-  Up to 5.00%
                                      chases of   charged
                                      $500,000 or when you
                                      more if you redeem
                                      redeem      shares. The
                                      within 1    charge is
                                      year of     reduced
                                      purchase    over time
                                                  and there
                                                  is no
                                                  deferred
                                                  sales
                                                  charge
                                                  after 6
                                                  years
-------------------------------------------------------------
Annual distribution and service fees  0.25% of    1% of aver-
                                      average     age daily
                                      daily net   net assets
                                      assets
-------------------------------------------------------------
Exchangeable into*                    Class A     Class B
                                      shares of   shares of
                                      certain     certain
                                      Smith       Smith
                                      Barney      Barney
                                      funds       funds
-------------------------------------------------------------

*Ask your PFS Investments Registered Representative for the funds available for exchange.

                                                       Smith Barney Mutual Funds

 Sales charge

Class A shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

                                 Sales charge as a % of
                                 Offering  Net amount
Amount of purchase               price (%) invested (%)
Less than $25,000                  5.00        5.26
$25,000 but less than $50,000      4.00        4.17
$50,000 but less than $100,000     3.50        3.63
$100,000 but less than $250,000    3.00        3.09
$250,000 but less than $500,000    2.00        2.04
$500,000 or more                   0.00        0.00

Investments of $500,000 or more You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced class a sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

 .Accumulation privilege - lets you combine the current value of Class A shares owned

 .by you, or
 .by members of your immediate family,

 and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Cer-tain trustees and fiduciaries may be entitled to combine accounts in deter-mining their sales charge.

 .Letter of intent - lets you purchase Class A shares of the fund and certain other
 Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

Concert Peachtree Growth Fund

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

 .Employees of members of the NASD
 .403(b) or 401(k) retirement plans, if certain conditions are met

 .Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if your PFS Investments Registered Representative is notified

 .Participants in the Primerica Corporation Savings and Retirement Plan

 .Investors who purchase through a PFS Investments Registered Representative with proceeds from a prior mutual fund redemption, if certain conditions are met

If you want to learn about additional waivers of Class A initial sales charges, contact your PFS Registered Representative or consult the Statement of Additional Information ("SAI").

Class B Shares
You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of pur-chase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

Year after purchase    1st 2nd 3rd 4th 5th 6th and over
Deferred sales charge   5%  4%  3%  2%  1%      0%

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

                                        Shares issued:     Shares issued:
                                        On reinvestment of Upon exchange from
Shares issued:                          dividends and      another Smith Barney
At initial purchase                     distributions      fund
Eight years after the date of purchase  In same proportion On the date the
                                        as the number of   shares originally
                                        Class B shares     acquired would
                                        converting is to   have converted
                                        total Class B      into Class A
                                        shares you own     shares

                                                       Smith Barney Mutual Funds

 More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of pur-chase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

 .Shares exchanged for shares of another Smith Barney fund
 .Shares representing reinvested distributions and dividends
 .Shares no longer subject to the deferred sales charge

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your PFS Investments Registered Representative.

PFS Distributors Inc., an affiliate of PFS Investments Inc., receives deferred sales charges as partial compensation for its expenses in connection with the sale of shares, including the payment of compensation to your PFS Investments Registered Representative.

Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

 .On payments made through certain systematic withdrawal plans
 .On certain distributions from a retirement plan
 .For involuntary redemptions of small account balances
 .For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your PFS Investments Registered Representative or consult the SAI.

Concert Peachtree Growth Fund

 Buying shares

 Buying shares
       by mail   .Initial purchases of shares of each fund must be made
                  through a PFS Investments Registered Representative by com-pleting the appropriate application. The completed applica-tion should be forwarded to the Fund's subtransfer agent, PFS Shareholder Services.

                 .Subsequent investments may be sent by mail directly to PFS
                  Shareholder Services, or, if you elect telephone transac-tions on your account application you may call PFS Share-holder Services and request a purchase through a transfer from your bank account. Telephone purchases can be made between 8:00 a.m. and 8:00 p.m. eastern time on any day the New York Stock Exchange is open. Purchase orders received after the close of regular trading on the Exchange are priced at the net asset value next determined. The minimum telephone investment is $250 and the maximum is $10,000. You will be charged a fee if your have insufficient funds to complete the investment.

                 .The address and telephone number of PFS Shareholder Services is: 3100 Breckinridge Blvd., Bldg. 200, Duluth, Georgia 30099-0062; (800) 544-5445.

                 .You may also reach PFS Shareholder Services by calling (800)
                  544-7278 for Spanish speaking representative or (800) 824-1721 for the TDD Line for the hearing impaired.

                 .Checks drawn on foreign banks must be payable in U.S. dol-
                  lars and have the routing number of the U.S. bank encoded
                  on the check.
--------------------------------------------------------------------------------

 Buying shares   Initial purchases of shares for $10,000 may be made by wire
  by wire        order from your bank account. Contact PFS Shareholder Serv-
                 ices for details. In addition, once an account is open, you may make additional wire orders through your PFS Investments
                 Registered Representative.

     Through a
    systematic   You may authorize PFS Shareholder Services to transfer funds
    investment   automatically from a regular bank account, or other financial
          plan   institution to buy shares of a fund.

Concert Peachtree Growth Fund

                 .Amounts transferred should be at least $25 monthly

                 .If you do not have sufficient funds in your account on a
                  transfer date, PFS Shareholder Services may charge you a fee

                 For more information, contact your PFS Investments Registered Representative or consult the SAI.

                                                       Smith Barney Mutual Funds

 Exchanging shares

  Smith Barney   You should contact your PFS Investments Registered Represen-
      offers a   tative to exchange into other Smith Barney funds. Be sure to
   distinctive   read the prospectus of the SmithBarney fund you are exchang-
     family of   ing into. An exchange is a taxable transaction.
         funds
   tailored to
 help meet the
 varying needs
 of both large
     and small
     investors

                 .You may exchange shares only for shares of the same class of certain Smith Barney funds. Not all Smith Barney funds offer all classes.

                 .Not all Smith Barney funds may be offered in your state of residence. Contact your PFS Investments Registered Repre-sentative.
                 .You must meet the minimum investment amount for each fund
                 .If you hold share certificates, the transfer agent must
                  receive the certificates endorsed for transfer or with
                  signed stock powers (documents transferring ownership of certificates) before the exchange is effective.
                 .The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges
--------------------------------------------------------------------------------
     Waiver of   Your shares will not be subject to an initial sales charge at
    additional   the time of the exchange.
 sales charges

                 Your deferred sales charge (if any) will continue to be mea-sured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you
                 will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.
--------------------------------------------------------------------------------

  By telephone   You may exchange shares by telephone if you elect telephone transactions on your account application. Telephone exchanges are subject to the same limitations as telephone redemptions.

                 To learn more about the exchange privilege and Smith Barney mutual funds you may be eligible to exchange into, contact your PFS Investments Registered Representative or consult the SAI.
--------------------------------------------------------------------------------

Concert Peachtree Growth Fund

 Redeeming shares

 Redemptions   Generally, a properly completed Redemption Form with any
     by mail   required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary.

                You may redeem some or all of your shares by sending a Redemption Form or other written request in proper form to PFS Shareholder Services, 3100 Breckinridge Blvd., Bldg. 200, Duluth, Georgia 30099-0062. You may also reach PFS Share-holder Services by calling (800) 544-5445 or (800) 544-7278 for Spanish speaking representatives or (800) 824-1721 for the TDD Line for the hearing impaired. The written request for redemption must be in good order. This means that your have provided the following information. Your request will not be processed without this information.

                . Name of the fund

                . Account number

                . Dollar amount or number of shares to redeem

                . Signature of each owner exactly as account is registered

                . Other documentation required by PFS Shareholder Services

                To be in good order, your request must include a signature guarantee if:

                . The proceeds of the redemption exceed $50,000

                . The proceeds are not paid to the record owner(s) at the rec-
                  ord address

                . The shareholder(s) has had an address change in the past 45 days

                . The shareholder(s) is a corporation, sole proprietor, part-
                   nership, trust or fiduciary

                You can obtain a signature guarantee from most banks, deal-ers, brokers, credit unions and federal savings and loans, but not from a notary public.

                                                       Smith Barney Mutual Funds

--------------------------------------------------------------------------------

                 In all cases, your redemption price is the net asset value next determined after your request is received in good order. Redemption proceeds normally will be sent within three days. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your origi-nal check clears, which may take up to 15 days. Any request that your redemption proceeds be sent to a destination other than your bank account or address of record must be in writ-ing and must include signature guarantees.
--------------------------------------------------------------------------------

   Redemptions   You may redeem shares by fax as long as a signature guarantee
   by fax        or other documentary evidence is not required. Redemption
                 requests should be properly signed by all owners of the
                 account and faxed to PFS Shareholder Services at (800) 554-
                 2374. If fax redemptions are not available for any reason, you may use the Fund's regular redemption procedure described above.
--------------------------------------------------------------------------------

   Redemptions   Your may redeem shares by telephone if you elect the tele-
  by telephone   phone transaction option on your account application. This is available only for redemptions of $50,000 or less, and the proceeds must be mailed to your address of record. In addi-
                 tion, you must be able to provide proper identification
                 information. You may not redeem by telephone if your address has changed within the past 45 days or if your shares are in certificate form. Telephone redemption requests may be made by calling PFS Shareholder Services at (800) 544-5445 between
                 8:00 a.m. and 8:00 p.m. eastern time on any day the New York
                 Stock Exchange is open. Requests received after the close of regular trading on the New York Stock Exchange are priced at the net asset value next computed. If telephone redemptions are not available for any reason, you may use the Fund's reg-
                 ular redemption procedure described above.
--------------------------------------------------------------------------------

    Payment of   Whether you redeem by mail, fax or telephone, your redemption
    redemption   proceeds can be sent by check to your address of record or by
 proceeds        wire transfer to a bank account

Concert Peachtree Growth Fund
                 designated on your application. You will be charged
                 for wire transfers and for transfers made directly to
                 your bank by the Automated Clearinghouse (ACH).
--------------------------------------------------------------------------------

     Automatic   You can arrange for the automatic redemption of a portion of
          cash   your shares on a monthly or quarterly basis. To qualify you
    withdrawal   must own shares of the fund with a value of at least $10,000
     plan        ($5,000 for retirement plan accounts) and each automatic
                 redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments are equal to or less than 1% per month of the value of your shares subject to a deferred sales charge. The following conditions apply:

                 .Shares may not be represented by certificates

                 .All dividends and distributions must be reinvested

                 .You can establish a withdrawal plan for a retirement account only if you are eligible to receive distributions from the account
--------------------------------------------------------------------------------

 Other things to know about share transactions

The fund has the right to:

 .Suspend the offering of shares
 .Waive or change minimum and additional investment amounts
 .Reject any purchase or exchange order
 .Change, revoke or suspend the exchange privilege
 .Suspend telephone transactions
 .Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securi-ties and Exchange Commission
 .Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

                                                       Smith Barney Mutual Funds

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other share-holders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

Concert Peachtree Growth Fund

 Dividends, distributions and taxes

Dividends The fund generally makes capital gain distributions and pays divi-dends, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in addi-tional fund shares of the same class you hold. The fund expects distributions to be primarily from capital gain. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your PFS Invest-ments Registered Representative to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distribu-tions (whether in cash or additional shares) are all taxable events.

Transaction                            Federal tax status

Redemption or exchange of shares       Usually capital gain or loss;
                                       long-term only if shares owned
                                       more than one year

Long-term capital gain distributions   Long-term capital gain

Short-term capital gain distributions  Ordinary income

Dividends                              Ordinary income

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares dur-ing the previous year. If you do not provide the fund with your correct tax-payer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

                                                       Smith Barney Mutual Funds

 Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabili-ties. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calcu-lation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quota-tions. The fund's currency conversions are done when the London stock exchange closes, which is 12 noon Eastern time. When reliable market prices are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accordance with proce-dures approved by the fund's board. A fund that uses fair value to price secu-rities may value those securities higher or lower than another fund using market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with PFS Shareholder Services before the New York Stock
Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

Concert Peachtree Growth Fund

 Financial highlights

The financial highlights tables are intended to help you understand the perfor-mance of each class since inception. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all divi-dends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the fund's finan-cial statements, are included in the annual report (available upon request).

 For a Class A share of capital stock outstanding throughout each year ended December 31:

                                     1998(/1/)   1997   1996   1995(/2/)
------------------------------------------------------------------------
 Net asset value, beginning of year   $13.41   $13.80 $14.31      $13.36
------------------------------------------------------------------------
 Income from operations:
 Net investment income (loss)         (0.07)     0.03   0.01        0.03
 Net realized and unrealized gain       4.50     0.65   1.85        1.87
------------------------------------------------------------------------
 Total income from operations           4.43     0.68   1.86        1.90
------------------------------------------------------------------------
 Less distributions from:
 Net investment income                    --       -- (0.11)      (0.02)
 Net realized gains                   (0.13)   (1.07) (2.26)      (0.93)
------------------------------------------------------------------------
 Total distributions                  (0.13)   (1.07) (2.37)      (0.95)
------------------------------------------------------------------------
 Net asset value, end of year         $17.71   $13.41 $13.80      $14.31
------------------------------------------------------------------------
 Total return                         33.13%    5.18% 13.96% 14.61%(/3/)
------------------------------------------------------------------------
 Net assets, end of year (millions)      $87      $67    $72         $58
------------------------------------------------------------------------
 Ratios to average net assets:
 Expenses                              1.40%    1.67%  1.78%  1.72%(/4/)
 Net investment income                (0.48)     0.22   0.13   0.46(/4/)
------------------------------------------------------------------------
 Portfolio turnover rate                 93%     227%   183%         51%
------------------------------------------------------------------------

(/1/Per)share amounts have been calculated using the monthly shares method.

(/2/For)the period from July 3, 1995 (inception date) to December 31, 1995.

(/3/Not)annualized.

(/4/Annualized.)

                                                       Smith Barney Mutual Funds

 For a Class B share of capital stock outstanding throughout each year ended December 31:

                                       1998   1997   1996   1995(/2/)
---------------------------------------------------------------------
 Net asset value, beginning of year  $13.24 $13.74 $14.27      $13.36
---------------------------------------------------------------------
 Income from operations:
 Net investment loss                 (0.19) (0.07) (0.09)      (0.02)
 Net realized and unrealized gain      4.43   0.64   1.84        1.16
---------------------------------------------------------------------
 Total income from operations          4.24   0.57   1.75        1.84
---------------------------------------------------------------------
 Less distributions from:
 Net investment income                   --     -- (0.02)          --
 Net realized gains                  (0.13) (1.07) (2.26)      (0.93)
---------------------------------------------------------------------
 Total distributions                 (0.13) (1.07) (2.28)      (0.93)
---------------------------------------------------------------------
 Net asset value, end of year        $17.35 $13.24 $13.74      $14.27
---------------------------------------------------------------------
 Total return                        31.11%  4.40% 13.12% 14.15%(/3/)
---------------------------------------------------------------------
 Net assets, end of year (millions)     $59    $42    $43         $33
---------------------------------------------------------------------
 Ratios to average net assets:
 Expenses                             2.21%  2.42%  2.53%  2.46%(/4/)
 Net investment loss                 (1.29) (0.53) (0.63) (0.27)(/4/)
---------------------------------------------------------------------
 Portfolio turnover rate                93%   227%   183%         51%
---------------------------------------------------------------------

(/1/Per)share amounts have been calculated using the monthly average shares method.

(/2/For)the period from July 3, 1995 (inception date) to December 31, 1995.

(/3/Not)annualized.

(/4/Annualized.)

Concert Peachtree Growth Fund

                     (This page is intentionally left blank.)

[SALOMON SMITH BARNEY LOGO APPEARS HERE]

Concert Peachtree Growth Fund

An investment portfolio of Smith Barney Investment Funds Inc.

Shareholder Reports Annual and semiannual reports to shareholders provide addi-tional information about the fund's investments. These reports discuss the mar-ket conditions and investment strategies that affected the fund's performance.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by refer-ence into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your PFS Investments Registered Representative, by calling PFS Shareholder Services at 1-800-544-5445, or by writing to the fund at 3100 Breckinridge Boulevard, Building 200, Duluth, Georgia 30099-0062.

You can also review the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Ref-erence Room in Washington, D.C. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can get the same information free from the Commis-sion's Internet web site at http:www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not law-fully sell its shares.

SMSalomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act

file no. 811-03725

SB-1A
PFS Distributors, Inc.
19933

[LOGO] Smith Barney Mutual Funds
       Investing for your future.
       Every day.(R)

PROSPECTUS

[GRAPHIC OMITTED]

Investment Grade
Bond Fund


Class A and B Shares
--------------------
April 30, 1999


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Investment Grade Bond Fund

--------------------------------------------------------------------------------
            Contents
--------------------------------------------------------------------------------


            Fund goal and main strategies ..................................   2

            Risks, performance and expenses ................................   3

            More on the fund's investments .................................   6

            Management .....................................................   7

            Choosing a class of shares to buy ..............................   8

            Comparing the fund's classes ...................................   9

            Sales charges ..................................................  10

            More about deferred sales charges ..............................  12

            Buying shares ..................................................  13

            Exchanging shares ..............................................  14

            Redeeming shares ...............................................  16

            Other things to know about share transactions ..................  18

            Dividends, distributions and taxes .............................  19

            Share price ....................................................  20

            Financial highlights ...........................................  21


You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.


                                                     Smith Barney Mutual Funds 1

--------------------------------------------------------------------------------
Fund goal and main strategies
--------------------------------------------------------------------------------

Investment objective

The fund seeks as high a level of current income as is consistent with prudent investment management and preservation of capital.

Key investments

The fund invests primarily in "investment grade" fixed income securities. These are securities rated by a national ratings organization within one of the top four categories, or, if unrated, judged by the manager to be of comparable credit quality. The fund also may invest in U.S. government securities and U.S. dollar denominated fixed income securities of foreign issuers. The fund may invest in securities having any maturity.

Selection process

The manager emphasizes individual bond selection while diversifying the fund's investments across a range of issues, industries and maturity dates. In selecting individual corporate bonds for investment, the manager:

o Uses fundamental credit analysis to estimate the relative value and attractiveness of various companies and bond issues

o Identifies undervalued corporate bond issues and avoids issues that may be subject to credit downgrades

o Determines sector and maturity weightings based on intermediate and long-term assessments of the economic environment and interest rate outlook

The manager monitors the fund's portfolio and makes ongoing adjustments based on the relative values or maturities of individual corporate bonds or changes in the creditworthiness or overall investment merits of an issue.


2 Investment Grade Bond Fund

--------------------------------------------------------------------------------
Risks, performance and expenses
--------------------------------------------------------------------------------

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

o The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or has its credit rating downgraded

o Interest rates increase, causing the prices of fixed income securities to decline, thereby reducing the value of the fund's portfolio. The fund has greater sensitivity to changes in interest rates than a fund investing in securities with shorter maturities

o The manager's judgment about interest rates or the attractiveness, value or income potential of a particular security proves incorrect

Who may want to invest

The fund may be an appropriate investment if you:

o Are seeking a high level of current income consistent with investing in high quality, long-term corporate bonds

o Wish to diversify your investment portfolio by adding an investment in corporate bonds

o Are willing to accept the risks of investing in the corporate bond market, including credit risk and interest rate risk


                                                     Smith Barney Mutual Funds 3

Total return

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future.

--------------------------------------------------------------------------------
                         Total Return for Class B Shares
--------------------------------------------------------------------------------

   [The following table was depicted as a bar graph in the printed material.]


                          Calendar years
                        ended December 31
                                89                15.57%
                                90                 2.98%
                                91                 22.5%
                                92                 8.36%
                                93                18.06%
                                94                -9.41%
                                95                34.63%
                                96                -0.89%
                                97                16.44%
                                98                 7.72%

The bar chart shows the performance of the fund's Class B shares for each of the past 10 years. Class A shares would have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.


Quarterly returns


(past 10 years): Highest: 12.34% in 2nd quarter 1995; Lowest: (7.56)% in 1st quarter 1996


Comparative performance

This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown with that of the Lehman Brothers Long Term Corporate Bond Index ("Lehman Index"), a broad-based unmanaged index of investment grade corporate bonds and the Salomon Corporate Index 10+ ("Salomon Index"), a broad-based unmanaged index of investment grade corporate bonds with maturities of ten years or more. This table assumes imposition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.

--------------------------------------------------------------------------------
                          Average Annual Total Returns
                     Calendar Years Ended December 31, 1998
--------------------------------------------------------------------------------


   Class          1 year  5 years  10 years   Since Inception   Inception Date
--------------------------------------------------------------------------------
     A             3.43%    8.23%      n/a         10.18%          11/6/92
--------------------------------------------------------------------------------
     B             3.26%    8.53%    10.95%        11.92%           1/4/82
--------------------------------------------------------------------------------
Lehman Index       9.03%    8.80%    10.90%        13.73%              *
--------------------------------------------------------------------------------
Salomon Index      5.52%    9.44%    10.67%        13.43%              *


* Index comparison begins on January 31, 1982.


4 Investment Grade Bond Fund

Fees and expenses

This table sets forth the fees and expenses you will pay if you invest in fund shares.

--------------------------------------------------------------------------------
                                Shareholder fees
--------------------------------------------------------------------------------

(fees paid directly from your investment)          Class A           Class B
--------------------------------------------------------------------------------
Maximum sales charge
(load) imposed on purchases                         4.50%*            None
(as a % of offering price)
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a % of the lower of net  asset
value at purchase or redemption)                    None*             4.50%

--------------------------------------------------------------------------------
                         Annual fund operating expenses
--------------------------------------------------------------------------------


(expenses deducted from fund assets)               Class A           Class B
--------------------------------------------------------------------------------
Management fee                                      0.65%             0.65%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees               0.25%             0.75%
--------------------------------------------------------------------------------
Other expenses                                      0.14%             0.13%
                                                    ----              ----
--------------------------------------------------------------------------------
Total annual fund operating expenses                1.04%             1.53%


* You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

o     You invest $10,000 in the fund for the period shown
o     Your investment has a 5% return each year
o     You reinvest all distributions and dividends without a sales charge
o     The fund's operating expenses remain the same

--------------------------------------------------------------------------------
                       Number of years you own your shares
--------------------------------------------------------------------------------


                                         1 year   3 years   5 years  10 years
--------------------------------------------------------------------------------
Class A (with or without redemption)      $551      $766      $998    $1,664
--------------------------------------------------------------------------------
Class B (redemption at end of period)     $606      $783      $934    $1,692
--------------------------------------------------------------------------------
Class B (no redemption)                   $156      $483      $834    $1,692
--------------------------------------------------------------------------------



                                                     Smith Barney Mutual Funds 5

--------------------------------------------------------------------------------
More on the fund's investments
--------------------------------------------------------------------------------

Derivative contracts The fund may, but need not, use derivative contracts, such as interest rate futures and options on interest rate futures, for any of the following purposes:

o To hedge against the economic impact of adverse changes in the market value of portfolio securities, because of changes in interest rates
o     As a substitute for buying or selling securities

A futures contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities. Even a small investment in derivative contracts can have a big impact on a fund's interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Foreign Securities The fund may invest in U.S. dollar denominated securities of foreign issuers. To the extent the fund invests in these securities, it carries additional risks. The value of your investment may decline if the U.S. and/or foreign fixed-income markets decline or an adverse event, such as an unfavorable earnings report, depresses the value of a particular issuer's securities. Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies.

Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.


6 Investment Grade Bond Fund

--------------------------------------------------------------------------------
Management
--------------------------------------------------------------------------------

Manager The fund's investment manager is SSBC Fund Management Inc., an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.

James E. Conroy, investment officer of the manager and managing director of Salomon Smith Barney, has been responsible for the day to day management of the fund since November, 1998.

Management fee For its services, the manager received a fee during the fund's last fiscal year equal to 0.45% of the fund's average daily net assets. In addition, the manager received a fee for its administrative services to the fund equal to 0.20% of the fund's average daily net assets.


Distributor The fund has entered into an agreement with CFBDS, Inc. to distribute the fund's shares. Through a selling agreement, PFS Investments Inc. sells fund shares to the public.

Distribution plans The fund has adopted Rule 12b-1 distribution plans for its Class A and B shares. Under each plan, the fund pays distribution and service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.


Year 2000 issue Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the fund. The cost of addressing the Year 2000 issue, if substantial, could adversely affect companies and governments that issue securities held by the fund. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The fund has been informed by other service providers that they are taking similar measures. Although the fund does not expect the Year 2000 issue to adversely affect it, the fund cannot guarantee that the efforts of the fund, which are limited to requesting and receiving reports from its service providers, or the efforts of its service providers to correct the problem will be successful.


                                                     Smith Barney Mutual Funds 7

--------------------------------------------------------------------------------
Choosing a class of shares to buy
--------------------------------------------------------------------------------


You can choose between two classes of shares: Classes A and B. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

o If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.
o For Class B shares, all of your purchase amount will be immediately invested. This may help offset the higher expenses of Class B shares, but only if the fund performs well.

Initial purchases of shares must be made through a PFS Investments Registered Representative.

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

--------------------------------------------------------------------------------
                                         Initial                   Additional
--------------------------------------------------------------------------------
                                     Classes A and B              Both Classes
--------------------------------------------------------------------------------
General                                  $1,000                       $50
--------------------------------------------------------------------------------
IRAs, Self Employed Retirement
Plans, Uniform Gift to Minor
Accounts                                  $250                        $50
--------------------------------------------------------------------------------
Qualified Retirement Plans*                $25                        $25
--------------------------------------------------------------------------------
Systematic Investment Plans                $25                        $25

* Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans



8 Investment Grade Bond Fund

--------------------------------------------------------------------------------
Comparing the fund's classes
--------------------------------------------------------------------------------


Your PFS Investments Registered Representative can help you decide which class meets your goals. They may receive different compensation depending upon which class you choose.

--------------------------------------------------------------------------------
                             Class A                      Class B
--------------------------------------------------------------------------------
Key features              o  Initial sales charge      o  No initial sales
                          o  You may qualify for          charge
                             reduction or waiver       o  Deferred sales
                             of initial sales             charge declines over
                             charge                       time
                          o  Lower annual              o  Converts to Class A
                             expenses than Class          after 8 years
                             B                         o  Higher annual
                                                          expenses than Class
                                                          A
--------------------------------------------------------------------------------
Initial sales             Up to 4.50%; reduced         None
charge                    for large purchases and
                          waived for certain
                          investors; no charge
                          for purchases of
                          $500,000 or more
--------------------------------------------------------------------------------
Deferred                  1% on purchases of           Up to 4.50% charged
sales charge              $500,000 or more if you      when you redeem shares.
                          redeem within 1 year of      The charge is reduced
                          purchase                     over time and there is
                                                       no deferred sales
                                                       charge after 6 years
--------------------------------------------------------------------------------
Annual                    0.25% of average daily       0.75% of average daily
distribution              net assets                   net assets
and service
fees
--------------------------------------------------------------------------------
Exchangeable              Class A shares of            Class B shares of
into*                     certain Smith Barney         certain Smith Barney
                          funds                        funds.
--------------------------------------------------------------------------------
* Ask your PFS Investments Registered Representative for the funds available for exchange.



                                                     Smith Barney Mutual Funds 9

--------------------------------------------------------------------------------
Sales charges
--------------------------------------------------------------------------------

Class A shares

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

--------------------------------------------------------------------------------
                                            Sales Charge as a % of:
                                         Offering          Net amount
Amount of purchase                       price (%)        invested (%)
--------------------------------------------------------------------------------
Less than $25,000                           4.50              4.71
--------------------------------------------------------------------------------
$25,000 but less than $50,000               4.00              4.17
--------------------------------------------------------------------------------
$50,000 but less than $100,000              3.50              3.63
--------------------------------------------------------------------------------
$100,000 but less than $250,000             2.50              2.56
--------------------------------------------------------------------------------
$250,000 but less than $500,000             1.50              1.52
--------------------------------------------------------------------------------
$500,000 or more                            0.00              0.00
--------------------------------------------------------------------------------

Investments of $500,000 or more You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.


Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.


Accumulation privilege -- lets you combine the current value of Class A shares owned

      o     by you, or
      o     by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.


10 Investment Grade Bond Fund

Letter of intent -- lets you purchase Class A shares of the fund and certain other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:


o     Employees of members of the NASD
o     403(b) or 401(k) retirement plans, if certain conditions are met
o Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if your PFS Investments Registered Representative is notified
o     Participants in the Primerica Corporation Savings and Retirement Plan
o Investors who purchase through a PFS Investments Registered Representative with proceeds from a prior mutual fund redemption, if certain conditions are met

If you want to learn about additional waivers of Class A initial sales charges, contact your PFS Investments Registered Representative or consult the Statement of Additional Information ("SAI").


Class B shares

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

--------------------------------------------------------------------------------
Year after purchase      1st   2nd   3rd   4th   5th      6th through 8th
--------------------------------------------------------------------------------
Deferred sales charge    4.5%   4%    3%    2%    1%             0%
--------------------------------------------------------------------------------

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

--------------------------------------------------------------------------------
Shares issued:        Shares issued:                 Shares issued:
At initial            On reinvestment of             Upon exchange from
purchase              dividends and                  another Smith Barney
                      distributions                  fund
--------------------------------------------------------------------------------
Eight years           In same proportion as          On the date the shares
after the date        the number of Class B          originally acquired
of purchase           shares converting is to        would have converted
                      total Class B shares           into Class A shares
                      you own


                                                    Smith Barney Mutual Funds 11

--------------------------------------------------------------------------------
More about deferred sales charges
--------------------------------------------------------------------------------

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

o     Shares exchanged for shares of another Smith Barney fund
o     Shares representing reinvested distributions and dividends
o     Shares no longer subject to the deferred sales charge


If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your PFS Investments Registered Representative.

PFS Distributors Inc., an affiliate of PFS Investments Inc., receives deferred sales charges as partial compensation for its expenses in connection with the sale of shares, including the payment of compensation to your PFS Investments Registered Representative.


Deferred sales charge waivers

The deferred sales charge for each share class will generally be waived:

o     On payments made through certain systematic withdrawal plans
o     On certain distributions from a retirement plan
o     For involuntary redemptions of small account balances
o     For 12 months following the death or disability of a shareholder


If you want to learn more about additional waivers of deferred sales charges, contact your PFS Investments Registered Representative or consult the SAI.



12 Investment Grade Bond Fund

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------


Buying shares by        o     Initial purchases of shares of each fund must be
mail                          made through a PFS Investments Registered
                              Representative by completing the appropriate application. The completed application should be forwarded to the Fund's sub-transfer agent, PFS
                              Shareholder Services.

                        o Subsequent investments may be sent by mail directly to PFS Shareholder Services, or, if you elect telephone transactions on your account application you may call PFS Shareholder Services and request a purchase through a transfer from your bank account. Telephone purchases can be made between 8:00 a.m. and 8:00 p.m. eastern time on any day the New York Stock Exchange is open. Purchase orders received after the close of regular trading on the Exchange are priced at the net asset value next determined. The minimum telephone investment is $250 and the maximum is $10,000. You will be charged a fee if you have insufficient funds to complete the investment.

                        o The address and telephone number of PFS Shareholder Services is: 3100 Breckinridge Blvd., Bldg. 200, Duluth, Georgia 30099-0062; (800)
                              544-5445.

                        o You may also reach PFS Shareholder Services by calling (800) 544-7278 for Spanish speaking representatives or (800) 824-1721 for the TDD Line for the Hearing Impaired.

                        o     Checks drawn on foreign banks must be payable in
                              U.S. dollars and have the routing number of the U.S. bank encoded on the check.
--------------------------------------------------------------------------------
Buying shares by        Initial purchases of shares for $10,000 may be made by
wire                    wire order from your bank account. Contact PFS
                        Shareholder Services for details. In addition, once an account is open, you may make additional wire orders through your PFS Investments Registered Representative.

--------------------------------------------------------------------------------


                                                    Smith Barney Mutual Funds 13

--------------------------------------------------------------------------------
Through a systematic    You may authorize PFS Shareholder Services to transfer
investment plan         funds automatically from a regular bank account, or
                        other financial institution to buy shares of a fund.
                        o     Amounts transferred should be at least $25
                              monthly.
                        o     If you do not have sufficient funds in your
                              account on a transfer date, PFS Shareholder
                              Services may charge you a fee.

                        For more information, contact your PFS Investments Registered Representative or consult the SAI.


--------------------------------------------------------------------------------
Exchanging shares
--------------------------------------------------------------------------------


Smith Barney offers     You should contact your PFS Investments Registered
a distinctive family    Representative to exchange into other eligible Smith
of funds tailored to    Barney funds. Be sure to read the prospectus of the
help meet the varying   Smith Barney fund you are exchanging into. An exchange
needs of both large     is a taxable transaction.
and small investors     o     You may exchange shares only for shares of the
                              same class of certain Smith Barney funds. Not all
                              Smith Barney funds offer all classes.
                        o     Not all Smith Barney funds may be offered in your
                              state of residence. Contact your PFS Investments
                              Registered Representative.
                        o     You must meet the minimum investment amount for
                              each fund.
                        o     If you hold share certificates, the transfer agent
                              must receive the certificates endorsed for
                              transfer or with signed stock powers (documents
                              transferring ownership of certificates) before the
                              exchange is effective.
                        o     The fund may suspend or terminate your exchange
                              privilege if you engage in an excessive pattern of
                              exchanges.
--------------------------------------------------------------------------------



14 Investment Grade Bond Fund

--------------------------------------------------------------------------------
Waiver of additional    Your shares will not be subject to an initial sales
sales charges           charge at the time of the exchange.

                        Your deferred sales charge (if any) will continue to be measured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.

--------------------------------------------------------------------------------
By telephone            You may exchange shares by telephone if you elect
                        telephone transactions on your account application.
                        Telephone exchanges are subject to the same limitations as telephone redemptions.

                        To learn more about the exchange privilege and Smith Barney mutual funds you may be eligible to exchange into, contact your PFS Investments Registered Representative or consult the SAI.

--------------------------------------------------------------------------------


                                                    Smith Barney Mutual Funds 15

--------------------------------------------------------------------------------
Redeeming shares
--------------------------------------------------------------------------------


Redemptions by mail     Generally, a properly completed Redemption Form with any
                        required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary.

                        You may redeem some or all of your shares by sending a Redemption Form or other written request in proper form to PFS Shareholder Services, 3100 Breckinridge Blvd., Bldg. 200, Duluth, Georgia 30099-0062. You may also reach PFS Shareholder Services by calling (800) 544-5445 or (800) 544-7278 for Spanish speaking representatives or (800) 824-1721 for the TDD Line for the Hearing Impaired. The written request for redemption must be in good order. This means that you have provided the following information. Your request will not be processed without this information.

                        o     Name of the fund
                        o     Account number
                        o     Dollar amount or number of shares to redeem
                        o Signature of each owner exactly as account is registered
                        o     Other documentation required by PFS Shareholder
                              Services

                        To be in good order, your request must include a signature guarantee if:

                        o     The proceeds of the redemption exceed $50,000
                        o The proceeds are not paid to the record owner(s) at the record address
                        o The shareholder(s) has had an address change in the past 45 days
                        o The shareholder(s) is a corporation, sole proprietor, partnership, trust or fiduciary

                        You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loans, but not from a notary public.
--------------------------------------------------------------------------------



16 Investment Grade Bond Fund

--------------------------------------------------------------------------------
                        In all cases, your redemption price is the net asset
                        value next determined after your request is received in
                        good order. Redemption proceeds normally will be sent
                        within three days. However, if you recently purchased
                        your shares by check, your redemption proceeds will not
                        be sent to you until your original check clears, which
                        may take up to 15 days. Any request that your redemption
                        proceeds be sent to a destination other than your bank
                        account or address of record must be in writing and must
                        include signature guarantees.
--------------------------------------------------------------------------------
Redemptions             You may redeem shares by fax as long as a signature
by fax                  guarantee or other documentary evidence is not required.
                        Redemption requests should be properly signed by all
                        owners of the account and faxed to PFS Shareholder
                        Services at (800) 554-2374. If fax redemptions are not
                        available for any reason, you may use the Fund's regular
                        redemption procedure described above.
--------------------------------------------------------------------------------
Redemptions             You may redeem shares by telephone if you elect the
by telephone            telephone transaction option on your account
                        application. This is available only for redemptions of
                        $50,000 or less, and the proceeds must be mailed to your
                        address of record. In addition, you must be able to
                        provide proper identification information. You may not
                        redeem by telephone if your address has changed within
                        the past 45 days or if your shares are in certificate
                        form. Telephone redemption requests may be made by
                        calling PFS Shareholder Services at (800) 544-5445
                        between 8:00 a.m. and 8:00 p.m. eastern time on any day
                        the New York Stock Exchange is open. Requests received
                        after the close of regular trading on the New York Stock
                        Exchange are priced at the net asset value next
                        computed. If telephone redemptions are not available for
                        any reason, you may use the Fund's regular redemption
                        procedure described above.
--------------------------------------------------------------------------------
Payment of              Whether you redeem by mail, fax or telephone, your
redemption              redemption proceeds can be sent by check to your address
proceeds                of record or by wire transfer to a bank account
                        designated on your application. You will be charged a service fee for wire transfers and for transfers made directly to your bank by the Automated Clearinghouse
                        (ACH).



                                                    Smith Barney Mutual Funds 17

--------------------------------------------------------------------------------
Automatic Cash          You can arrange for the automatic redemption of a
Withdrawal Plan         portion of your shares on a monthly or quarterly basis.
                        To qualify you must own shares of the fund with a value of at least $10,000 ($5,000 for retirement plan accounts) and each automatic redemption must be at least
                        $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments are equal to or less than 1% per month of the value of your shares subject to a deferred sales charge. The following conditions apply:

                        o     Shares may not be represented by certificates
                        o     All dividends and distributions must be reinvested
                        o You can establish a withdrawal plan for a retirement account only if you are eligible to receive distributions from the account
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Other things to know about share transactions
--------------------------------------------------------------------------------

The fund has the right to:

o     Suspend the offering of shares
o     Waive or change minimum and additional investment amounts
o     Reject any purchase or exchange order
o     Change, revoke or suspend the exchange privilege
o     Suspend telephone transactions
o Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission
o Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.


18 Investment Grade Bond Fund

--------------------------------------------------------------------------------
Dividends, distributions and taxes
--------------------------------------------------------------------------------


Dividends. The fund generally pays dividends from net investment income periodically and makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class that you hold. The fund expects distributions to be primarily from income. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your PFS Investments Registered Representative to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.


Taxes In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.

--------------------------------------------------------------------------------
         Transaction                      Federal tax status
--------------------------------------------------------------------------------
Redemption or exchange of shares          Usually capital gain or loss;
                                          long-term only if shares owned more
                                          than one year
--------------------------------------------------------------------------------
Long-term capital gain distributions      Long-term capital gain
--------------------------------------------------------------------------------
Short-term capital gain distributions     Ordinary income
--------------------------------------------------------------------------------
Dividends                                 Ordinary income
--------------------------------------------------------------------------------


Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution, because it will be taxable to you even though it may actually be a return of a portion of your investment.


After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.


                                                    Smith Barney Mutual Funds 19

--------------------------------------------------------------------------------
Share price
--------------------------------------------------------------------------------

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quotations. When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.


In order to buy, redeem or exchange shares at that day's price, you must place your order with PFS Shareholder Services before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.



20 Investment Grade Bond Fund

--------------------------------------------------------------------------------
Financial highlights
--------------------------------------------------------------------------------


The financial highlights tables are intended to help you understand the performance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the fund's financial statements, are included in the annual report (available upon request).


--------------------------------------------------------------------------------
For a Class A share of capital stock
outstanding throughout each year ended December 31:
--------------------------------------------------------------------------------
                                 1998(1)   1997     1996     1995(1)    1994(1)
--------------------------------------------------------------------------------
Net asset value,
 beginning of  year              $13.19   $12.27   $13.25    $10.67     $13.01
--------------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income            0.77     0.80     0.80      0.83       0.74
  Net realized and unrealized
   gain (loss)                     0.29     1.20    (0.90)     2.80      (1.88)
--------------------------------------------------------------------------------
Total income (loss)
from operations                    1.06     2.00    (0.10)     3.63      (1.14)
--------------------------------------------------------------------------------
Less distribution from:
  Net investment income           (0.76)   (0.80)   (0.76)    (0.89)     (0.86)
  Net realized gains              (0.37)   (0.28)   (0.12)    (0.16)     (0.31)
  Capital                            --       --       --        --      (0.03)
--------------------------------------------------------------------------------
Total distributions               (1.13)   (1.08)   (0.88)    (1.05)     (1.20)
--------------------------------------------------------------------------------
Net assets value, end of year    $13.12   $13.19   $12.27    $13.25     $10.67
--------------------------------------------------------------------------------
Total return                       8.30%   17.10%   (0.47)%   35.29%     (8.95)%
--------------------------------------------------------------------------------
Net assets, end of year (millions) $  253   $  222   $  206   $  226   $  181
--------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses                         1.04%    1.02%    1.04%     1.11%      1.11%
  Net investment income            5.73     6.43     6.63      7.02       7.35
--------------------------------------------------------------------------------
Portfolio turnover rate              32%      39%      48%       49%        18%
--------------------------------------------------------------------------------
(1) Per share amounts calculated using the monthly average shares method.


                                                    Smith Barney Mutual Funds 21

--------------------------------------------------------------------------------
For a Class B share of capital stock
outstanding throughout each year ended December 31:
--------------------------------------------------------------------------------
                                 1998(1)   1997      1996     1995(1)   1994(1)
--------------------------------------------------------------------------------
Net asset value,
 beginning of  year              $13.19   $12.29    $13.25    $10.67    $13.01
--------------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income            0.70     0.75      0.74      0.77      0.82
  Net realized and unrealized
   gain (loss)                     0.29     1.18     (0.90)     2.80     (2.02)
--------------------------------------------------------------------------------
Total income (loss)
from operations                    0.99     1.93     (0.16)     3.57     (1.20)
--------------------------------------------------------------------------------
Less distribution from:
  Net investment income           (0.72)   (0.75)    (0.68)    (0.83)    (0.80)
  Net realized gains              (0.37)   (0.28)    (0.12)    (0.16)    (0.31)
  Capital                            --       --        --        --     (0.03)
--------------------------------------------------------------------------------
Total distributions               (1.09)   (1.03)    (0.80)    (0.99)    (1.14)
--------------------------------------------------------------------------------
Net assets value, end of year    $13.09   $13.19    $12.29    $13.25    $10.67
--------------------------------------------------------------------------------
Total return                       7.72%   16.44%    (0.89)%   34.63%    (9.41)%
--------------------------------------------------------------------------------
Net assets, end of year (millions) $  260   $  249    $  258    $  289    $  221
--------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses                         1.53%    1.51%     1.54%     1.61%     1.57%
  Net investment income            5.23     5.95      6.13      6.51      6.89
--------------------------------------------------------------------------------
Portfolio turnover rate              32%      39%       48%       49%       18%
--------------------------------------------------------------------------------
(1) Per share amounts calculated using the monthly average shares method.


22 Investment Grade Bond Fund

                                                     Securities offered through
                                                     PFS Investments Inc.
                                                     ==========================
                                                     A member of citigroup[LOGO]

Investment Grade Bond Fund

-- an investment portfolio of Smith Barney Investment Funds Inc.

Shareholder reports Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.


Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your PFS Investments Registered Representative, by calling PFS Shareholder Services at 1-800-544-5445, or by writing to the fund at 3100 Breckinridge Boulevard, Building 200, Duluth, Georgia 30099-0062.

You can also review and copy the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get copies of these materials for a duplicating fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can get the same information free from the Commission's Internet web site at http:www.sec.gov


If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.
SM Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.


(Investment Company Act file
no. 811-03275
SB-1C
PFS Investments Inc.
16085



Smith Barney
Investment Funds Inc.
388 Greenwich Street
New York, New York  10013
(212) 723-9218


Statement of Additional Information

April 30, 1999

This Statement of Additional Information expands upon and supplements the information contained in the current Prospectuses of Smith Barney Investment Funds Inc. (the "Company"), dated April 30, 1999, as amended or supplemented from time to time, and should be read in conjunction with the Company's Prospectuses. The Company issues a Prospectus for each of the investment funds offered by the Company (the "Funds"). The Company's Prospectuses may be obtained from a Salomon Smith Barney Financial Consultant, or by writing or calling the Company at the address or telephone number listed above. This Statement of Additional Information, although not in itself a prospectus, is incorporated by reference in its entirety into each Fund's Prospectus.

CONTENTS
For ease of reference, the same section headings are used in the Prospectuses and this Statement of Additional Information, except where shown below:


Directors and Executive Officers of the Company	2
Investment Objectives and Management Policies	8
Investment Restrictions	32
Brokerage	34
Portfolio Turnover	36
Purchase, Exchange and Redemption of Shares	37
Distributor	45
PFS Accounts	50
Determination of Net Asset Value	51
Performance Data	52
Taxes	57
Class Z shares	61
Ira and Other Prototype Retirement Plans	62
Additional Information	63
Financial Statements	63
Appendix	A-1




Directors and Executive Officers of the Company

The names of the Directors and executive officers of the Company, together with information as to their principal business occupations during the past five years, are shown below. Each Director who is an "interested person" of the Company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), is indicated by an asterisk. The address of the "interested" directors and the executive officers of the fund, unless otherwise noted, is 388 Greenwich Street, New York, NY 10013.

Paul R. Ades, Director (Age 58). Partner in the law firm of Murov & Ades. His address is 272 South Wellwood Avenue, P.O. Box 504,
Lindenhurst, New York 11757.
Herbert Barg, Director (Age 75). Private investor. His address is
273 Montgomery Avenue, Bala Cynwyd, Pennsylvania 19004.

Dwight B. Crane, Director (Age 61). Professor, Graduate School of
Business Administration, Harvard University. His address is
Graduate School of Business Administration, Harvard University,
Boston, Massachusetts 02163.

Frank G. Hubbard, Director (Age 63).  Vice President, S&S
Industries; Former Corporate Vice President, Materials Management and Marketing Services of Huls America, Inc. His address is 80
Centennial Avenue P.O. Box 456, Piscataway, New Jersey 08855-0456.


*Heath B. McLendon, Chairman of the Board, President and Chief Executive Officer (Age 65). Managing Director of Salomon Smith Barney Inc. ("Salomon Smith Barney) and President if SSBC Fund Management Inc. ("SSBC")(formerly known as Mutual Management Corp.) and Travelers Investment Advisers, Inc. ("TIA"); Chairman and Co-Chairman of the Board of 64 investment companies associated with Citigroup, Inc. ("Citigroup") formerly Chairman of the Board of Smith Barney Strategy Advisers Inc.


Ken Miller, Director (Age 57). President of Young Stuff Apparel
Group, Inc.  His address is 1411 Broadway, New York, New York
10018.

John F. White, Director Emeritus (Age 81).  President Emeritus of
The Cooper Union for the Advancement of Science and Art; Special
Assistant to the President of the Aspen Institute. His address is 97 Sunset Drive, Apt. A402, Sarasota, FL 34236.

James Conroy, Vice President and Investment Officer. (Age 47)
Managing Director of Citigroup.  His address is 388 Greenwich
Street, New York, New York 10013.

John Stoeser, Vice President and Investment Officer. (Age 37) Prior to April 1998 Vice President and Research Analyst of Smith Barney Contrarian Fund. Prior to July 1997, Assistant Vice President, Portfolio Manager and Research Analyst of Safeco Asset Management.
 His address is 500 108th Avenue, Suite 1900 North E., Bellevue,
Washington 98004.

Dennis Johnson, Vice President and Investment Officer and Chief
Investment Officer of Peachtree Asset Management a division of
SSBC. (Age 39)


Pamela Milonovich, Vice President and Investment Officer. (Age 36)
 Her address is 7 World Trade Center, 38th Floor NY, NY 10048.

Lewis E. Daidone, Senior Vice President and Treasurer (Age 41).
Managing Director of Salomon Smith Barney, Chief Financial Officer of the Smith Barney Mutual Funds; Director and Senior Vice
President of SSBC and TIA.

Christina T. Sydor, Secretary (Age 48).  Managing Director of
Salomon Smith Barney; General Counsel and  Secretary of SSBC and
TIA.

Paul Brook, Controller (Age 45), Director, Salomon Smith Barney;
Managing Director of AMT Capital Services Inc. from 1997-1998;
Prior to 1997, Partner, Ernest & Young LLP.

As of April 15, 1999, the Directors and officers of the Company, as a group, owned less than 1.00% of the outstanding common stock of the Company.

As of April 15, 1999 to the knowledge of the funds and the Board of Directors, no single shareholder or group (as the term is used in Section 13(d) of the Securities Act of 1934) beneficially owned more than 5% of the outstanding shares of the fund with the exception of the following:

Fund
Class
Percent
Name
Address
Government Securities
Fund
Y
41.6130
Smith Barney
Concert Series
Growth Portfolio PNC Bank, NA
ATTN: Beverly Timson
200 Stevens Drive
Suite 440
Lester PA 19113-1522
Government Securities
Fund
Y
26.7013
Smith Barney
Concert Series
Balanced Portfolio PNC Bank, NA
ATTN: Beverly Timson
200 Stevens Drive
Suite 440
Lester PA 19113-1522
Government Securities
Fund
Y
7.6383
Smith Barney
Concert Series
Select Growth Portfolio PNC Bank,
NA
ATTN: Beverly Timson
200 Stevens Drive
Suite 440
Lester PA 19113-1522
Government Securities
Fund
Y
7.4526
Smith Barney
Concert Series
Select Balanced Portfolio PNC Bank,
NA
ATTN: Beverly Timson
200 Stevens Drive
Suite 440
Lester PA 19113-1522
Government Securities
Fund
Y
7.1909
Smith Barney
Concert Series
Conservative Portfolio PNC Bank, NA
ATTN: Beverly Timson
200 Stevens Drive
Suite 440
Lester PA 19113-1522


Fund
Class
Percent
Name
Address
Government Securities
Fund
Y
5.5404
Smith Barney
Concert Series
Income Portfolio PNC Bank, NA
ATTN: Beverly Timson
200 Stevens Drive
Suite 440
Lester PA 19113-1522
Government Securities
Fund
Z
100.00
State Street Bank & Trust Cust.
The Citigroup Group 401(k)
ATTN: Rick Vest
225 Franklin Street
Boston MA 02101
Investment Grade Bond
Fund
Y
84.3992
Smith Barney
Concert Series
Growth Portfolio PNC Bank, NA
ATTN: Beverly Timson
200 Stevens Drive
Suite 440
Lester PA 19113-1522
Investment Grade Bond
Fund
Y
15.6007
Smith Barney
Concert Series
Select Growth Portfolio PNC Bank,
NA
ATTN: Beverly Timson
200 Stevens Drive
Suite 440
Lester PA 19113-1522
Contrarian Fund
Y
48.5730
Smith Barney
Concert Series
Growth Portfolio PNC Bank, NA
ATTN: Beverly Timson
200 Stevens Drive
Suite 440
Lester PA 19113-1522
Contrarian Fund
Y
37.3526
Smith Barney
Concert Series
High Growth Portfolio PNC Bank, NA
ATTN: Beverly Timson
200 Stevens Drive
Suite 440
Lester PA 19113-1522
Contrarian Fund
Y
8.9825
Smith Barney
Concert Series
Select Growth Portfolio PNC Bank,
NA
ATTN: Beverly Timson
200 Stevens Drive
Suite 440
Lester PA 19113-1522
Contrarian Fund
Y
5.0917
Smith Barney
Concert Series
Select High Growth Portfolio
PNC Bank, NA
ATTN: Beverly Timson
200 Stevens Drive
Suite 440
Lester PA 19113-1522
Concert Peachtree Growth
Fund
A
97.5974
PFS Shareholder Services
ATTN: Jay Barnhill
3100 Breckinridge
Blvd
Duluth GA 30199


Fund
Class
Percent
Name
Address
Concert Peachtree Growth
Fund
B
96.7365
PFS Shareholder Services
ATTN: Jay Barnhill
3100 Breckinridge
Blvd
Duluth GA 30199
Concert Peachtree Growth
Fund
L
19.0702
Tendrich Group LTD
A Florida Limited Partnership
8 Bammock Rd
Palm Beach Gardens
FL 33418-3706
Concert Peachtree Growth
Fund
Y
49.0702
Smith Barney
Concert Series
Growth Portfolio PNC Bank, NA
ATTN: Beverly Timson
200 Stevens Drive
Suite 440
Lester PA 19113-1522
Concert Peachtree Growth
Fund
Y
38.6281
Smith Barney
Concert Series
High Growth Portfolio PNC Bank, NA
ATTN: Beverly Timson
200 Stevens Drive
Suite 440
Lester PA 19113-1522
Concert Peachtree Growth
Fund
Y
7.5314
Smith Barney
Concert Series
Select Growth Portfolio PNC Bank,
NA
ATTN: Beverly Timson
200 Stevens Drive
Suite 440
Lester PA 19113-1522
Concert Peachtree Growth
Fund
Y
7.5314
Smith Barney
Concert Series
Select Growth Portfolio PNC Bank,
NA
ATTN: Beverly Timson
200 Stevens Drive
Suite 440
Lester PA 19113-1522

No officer, director or employee of Salomon Smith Barney or any parent or subsidiary receives any compensation from the Company for serving as an officer or Director of the Company. The Company pays each Director who is not an officer, director or employee of Salomon Smith Barney or any of its affiliates a fee of $22,500 per annum plus $2,900 per meeting attended and reimburses travel and out-of-pocket expenses. During the fiscal year ended December 31, 1998 such expenses totaled $9,443. For the fiscal year ended December 31, 1998, the Directors of the Company were paid the following compensation:


COMPENSATION TABLE



Name of Person
Aggregate Compensation from
the Company*
Compensation from Company
and Complex Paid to
Directors
Number of Funds for
Which Director Serves
Within Citigroup Fund
Complex
Paul Ades
29,700
54,225
5
Herbert Barg
29,7000
105,425
16
Dwight B. Crane
29,300
139,975
22
Frank G. Hubbard
29,600
54,125
5
Heath B.
McLendon
0
0
64
Ken Miller
29,500
53,625
5
Jerome Miller
22,900
44,925
5
John White
73,086
144,788
5

*Upon attainment of age 80 Directors are required to change to emeritus status. Directors Emeritus are entitled to serve in emeritus status for a maximum of 10 years during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the fund Directors together with reasonable out-of-pocket expenses for each meeting attended. During the fund's last fiscal year aggregate compensation paid by the fund to Directors Emeritus totaled $10,941. Effective March 9, 1998 Mr. White became a Director Emeritus.
Investment Adviser and Administrator - SSBC

SSBC serves as investment adviser to the Funds pursuant to separate advisory agreements (the "Advisory Agreements"). With respect to the Investment Grade Bond Fund, Government Securities Fund and Special Equities Fund, the Advisory Agreements were transferred to SSBC effective November 7, 1994, from its affiliate, Mutual Management Corp. Mutual Management Corp. was and SSBC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings") (formerly Smith Barney Holdings). Holdings is a wholly owned subsidiary of Citigroup Inc. ("Citigroup"). As of March 31, 1999 SSBC had aggregate assets under management in excess of $115 billion. The Advisory Agreements were most recently approved by the Board of Directors, including a majority of the Directors who are not "interested persons" of the Company or the investment advisers (the "Independent Directors"), on July 23, 1998. SSBC bears all expenses in connection with the performance of its services. The services provided by SSBC under the Advisory Agreements are described in the Prospectuses under "Management of the Company and the Fund." SSBC provides investment advisory and management services to investment companies affiliated with Salomon Smith Barney.

As compensation for investment advisory and administrative services rendered to the Contrarian Fund and Concert Peachtree Growth Fund, Contrarian Fund pays SSBC a fee computed daily and paid monthly at the annual rate of 0.85% and Concert Peachtree Growth Fund pays SSBC a fee computed daily and paid monthly at the annual rate of 1.00% up to $250 million and 0.85% thereafter, of the value of their average daily net assets.

As compensation for investment advisory services rendered to Special Equities Fund, the fund pays SSBC a fee computed daily and paid monthly at the annual rate of 0.55% of the value of its average daily net assets.

As compensation for investment advisory services rendered to Government Securities Fund, the fund pays SSBC a fee computed daily and paid monthly at the following annual rates of average daily net assets: 0.35% up to $2 billion; 0.30% on the next $2 billion; 0.25% on the next $2 billion; 0.20% on the next $2 billion; and 0.15% on net assets thereafter.

As compensation for investment advisory services rendered to Investment Grade Bond Fund, the fund pays SSBC a fee computed daily and paid monthly at the following annual rates of average daily net assets: 0.45% up to $500 million and 0.42% on net assets thereafter.

For the fiscal years ended December 31, 1996, 1997 and 1998, the Funds accrued advisory fees as follows:


Fund

1996

1997

1998

Investment Grade Bond Fund

$ 2,198,162

$ 2,183,438

$ 2,618,948

Government Securities Fund

1,979,639

1,900,510

2,107,128

Special Equities Fund

3,094,925

3,748,595

2,510,436

Contrarian Fund

6,034,652

8,127,871

6,552,382

Concert Peachtree Growth Fund

1,040,355

1,262,626

2,644,062

SSBC also serves as administrator to Investment Grade Bond Fund, Government Securities Fund and Special Equities Fund pursuant to a written agreement dated May 5, 1994 (the "Administration Agreement"), which was first approved by the Board of Directors, including a majority of the Independent Directors, on May 5, 1994.
 Under the Administration Agreement, SSBC oversees all aspects of a Fund's administration. SSBC pays the salary of any officer and employee who is employed by both it and the fund and bears all expenses in connection with the performance of its services.

As compensation for administrative services rendered to each of Investment Grade Bond Fund, Government Securities Fund and Special Equities Fund, SSBC receives a fee computed daily and paid monthly at the annual rate of 0.20 of the value of the fund's average daily net assets.

For the fiscal years ended December 31, 1996, 1997 and 1998, these Funds paid administrative fees to SSBC as follows:


Fund


1996

1997

1998
Investment Grade Bond Fund

$  976,938

$  969,973

$1,158,123
Government Securities Fund

1,131,222

1,086,006

  1,204,073
Special Equities Fund

1,125,428

1,363,125

      912,886


Auditors

KPMG LLP, 345 Park Avenue, New York, New York 10154, has been selected as the fund's independent auditor to examine and report on the fund's financial statements and highlights for the fiscal year ending December 31, 1999.

INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES tc \l1 "INVESTMENT
OBJECTIVES AND MANAGEMENT POLICIES

The Prospectuses discuss the investment objectives of each fund and the policies they employ to achieve such objectives. The following discussion supplements the description of the funds' investment objectives and management policies contained in the Prospectuses.The funds may engage in these and any other practices not prohibited by their investment restrictions. For further information regarding the risks associated with these practices, see "Risk Factors" below.

EQUITY SECURITIES (All Funds except Government Securities Fund except as otherwise noted)

Common Stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stocks and Convertible Securities (all Funds except Government Securities Fund and Investment Grade Bond Fund). Convertible debt securities and preferred stock entitle the holder to acquire the issuer's stock by exchange or purchase for a predetermined rate. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.

Warrants. Warrants acquired by a fund entitle it to buy common stock from the issuer at a specified price and time. Warrants are subject to the same market risks as stocks, but may be more volatile in price. A Fund's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before the expiration dates. The Investment Grade Bond Fund and the Special Equities Fund will not invest in warrants if, as a result of such investment, the value of their investments in warrants, valued at the lower of cost or market, exceeds 5% of the value of the fund's net assets. Included in this 5% limitation, but not to exceed 2% of the Fund's net assets, may be warrants which are not listed on either the New York Stock Exchange (the "NYSE") or the American Stock Exchange. Warrants acquired by the fund in units or attached to securities will be deemed to be without value for purposes of this restriction. These limits are not fundamental policies of either fund and may be changed by the Board of Directors without shareholder approval.

REITs. Real estate investment trusts (REITs) are pooled investment vehicles that invest in real estate or real estate loans or interests. Investing in REITs involves risks similar to those associated with investing in equity securities of small capitalization companies. REITs are dependent upon management skills, are not diversified, and are subject to risks of project financing, default by borrowers, self-liquidation, and the possibility of failing to qualify for the exemption from taxation on distributed amounts under the Internal Revenue Code of 1986, as amended (the "Code").

FIXED INCOME SECURITIES (All Funds)

Corporate Debt Obligations. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security.

U.S. Government Securities. The U.S. Government securities in which the Funds may invest include: bills, certificates of indebtedness, and notes and bonds issued by the U.S. Treasury or by agencies or instrumentalities of the U.S. Government. Some U.S. Government securities, such as U.S. Treasury bills and bonds, are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality.

Mortgage Related Securities (Government Securities Fund and Investment Grade Bond Fund). These Funds may invest in mortgage-related securities, including those representing an undivided ownership interest in a pool of mortgage loans, e.g., GNMA, FNMA, FHLMC Certificates. Mortgage loans made by banks, savings and loan institutions, and other lenders are often assembled into pools, which are issued or guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. Interests in such pools are collectively referred to as ''mortgage-related securities.''

Mortgage-related securities are characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the securityholders (such as the Funds), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the securityholders frequently receive prepayments of principal, in addition to the principal which is part of the regular monthly payment. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that in times of declining interest rates, some of the Fund's higher yielding securities might be converted to cash, and the Funds will be forced to accept lower interest rates when that cash is used to purchase additional securities. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-related securities. If a Fund buys mortgage-related securities at a premium, mortgage foreclosures or mortgage prepayments may result in a loss to the Fund of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.

The Government National Mortgage Association ("GNMA") is a wholly owned corporate instrumentality of the United States within the U.S. Department of Housing and Urban Development. GNMA's principal programs involve its guarantees of privately issued securities backed by pools of mortgages. Certificates of the Government National Mortgage Association ("GNMA Certificates") are mortgage-backed securities, which evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA Certificates that the Fund purchases are the "modified pass-through" type. "Modified pass-through" GNMA Certificates entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment. The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or the Farmers' Home Administration ("FMHA"), or guaranteed by the Veterans Administration ("VA").
Once a pool of such mortgages is assembled and approved by GNMA, the GNMA guarantee is backed by the full faith and credit of the U.S. Government. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before maturity of the mortgages in the pool. A Fund normally will not distribute principal payments (whether regular or prepaid) to its shareholders. Rather, it will invest such payments in additional mortgage-related securities of the types described above or other U.S. Government securities. Interest received by the Fund will, however, be distributed to shareholders. Foreclosures impose no risk to principal investment because of the GNMA guarantee.

As prepayment rates of the individual mortgage pools vary widely, it is not possible to predict accurately the average life of a
particular issue of GNMA Certificates.   However, statistics
published by the FHA indicate that the average life of single-family dwelling mortgages with 25-to 30-year maturities, the type of mortgages backing the vast majority of GNMA Certificates, is approximately 12 years. Therefore, it is customary to treat GNMA Certificates as 30-year mortgage-backed securities which prepay fully in the twelfth year.

The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates, but only by the amount of the fees paid to GNMA and the GNMA Certificate issuer. For the most common type of mortgage pool, containing single-family dwelling mortgages, GNMA receives an annual fee of 0.06 of one percent of the outstanding principal for providing its guarantee, and the GNMA Certificate issuer is paid an annual servicing fee of 0.44 of one percent for assembling the mortgage pool and for passing through monthly payments of interest and principal to Certificate holders.

The coupon rate by itself, however, does not indicate the yield which will be earned on the GNMA Certificates for the following reasons:

1. Certificates are usually issued at a premium or discount, rather than at par.

2. After issuance, Certificates usually trade in the secondary market at a premium or discount.

3. Interest is paid monthly rather than semi-annually as is the case for traditional bonds. Monthly compounding has the effect of raising the effective yield earned on GNMA Certificates.

4. The actual yield of each GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying the Certificate. If mortgagors prepay their mortgages, the principal returned to Certificate holders may be reinvested at higher or lower rates.

In quoting yields for GNMA Certificates, the customary practice is to assume that the Certificates will have a 12 year life. Compared on this basis, GNMA Certificates have historically yielded roughly
 1/4 of 1.00% more than high grade corporate bonds and 1/2 of 1.00% more than U.S. Government and U.S. Government agency bonds. As the life of individual pools may vary widely, however, the actual yield earned on any issue of GNMA Certificates may differ significantly from the yield estimated on the assumption of a twelve-year life.

Since the inception of the GNMA mortgage-backed securities program in 1970, the amount of GNMA Certificates outstanding has grown rapidly. The size of the market and the active participation in the secondary market by securities dealers and many types of investors make GNMA Certificates highly liquid instruments. Quotes for GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate.

The Federal Home Loan Mortgage Corporation ("FHLMC") was created in 1970 to promote development of a nationwide secondary market in conventional residential mortgages. FHLMC issues two types of mortgage pass-through securities, mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs").
 PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. Like GNMA Certificates, PCs are assumed to be prepaid fully in their twelfth year. FHLMC guarantees timely monthly payment of interest of PCs and the ultimate payment of principal.

GMCs also represent a pro rata interest in a pool of mortgages.
However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately 10 years.

The Federal National Mortgage Association ("FNMA") was established in 1938 to create a secondary market in mortgages insured by the FHA. FNMA issues guarantee mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest on FNMA Certificates and the full return of principal. Like GNMA Certificates, FNMA Certificates are assumed to be prepaid fully in their twelfth year.

Risk of foreclosure of the underlying mortgages is greater with FHLMC and FNMA securities because, unlike GNMA securities, FHLMC and FNMA securities are not guaranteed by the full faith and credit of the U.S. Government.

Short-Term Investments. In certain circumstances the Funds may invest without limitation in all types of short-term money market instruments, including U.S. Government securities; certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements. To the extent a Fund is investing in short-term investments as a temporary defensive posture, the applicable Fund's investment objective may not be achieved. Investment Grade Bond fund may invest in negotiable bank certificates of deposit and bankers' acceptances issued by domestic banks (but not their foreign branches) having total assets in excess of $1 billion.

Commercial Paper (Investment Grade Bond Fund). Commercial paper consists of short-term (usually 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current
operations.   A variable amount master demand note (which is a type
of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as one of the Funds pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes. Each Fund therefore, may only invest in a master demand note to the extent that the investment would not violate the Fund's limits on restricted and illiquid securities. Investment Grade Bond Fund may invest only in commercial paper issued by domestic corporations, rated in the highest two short-term ratings categories by a nationally recognized ratings organization, or, if unrated, issued by a corporation that has an outstanding debt issue rated in the highest two ratings categories by a nationally recognized statistical ratings organization ("NRSO").

Exchange Rate-Related Securities (Government SecuritiesFund). The Government Securities Fund may invest up to 5% of its net assets in U.S. government securities for which the principal repayment at maturity, while paid in U.S. dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries ("Exchange Rate-Related Securities").
The interest payable on these securities is denominated in U.S. dollars, is not subject to foreign currency risks and, in most cases, is paid at rates higher than most other U.S. government securities in recognition of the foreign currency risk component of Exchange Rate-Related Securities.

Exchange Rate-Related Securities are issued in a variety of forms, depending on the structure of the principal repayment formula. The principal repayment formula may be structured so that the security holder will benefit if a particular foreign currency to which the security is linked is stable or appreciates against the U.S. dollar. In the alternative, the principal repayment formula may be structured so that the security holder benefits if the U.S. dollar is stable or appreciates against the linked foreign currency. Finally, the principal repayment formula can be a function of more than one currency and, therefore, be designed in either of the aforementioned forms or a combination of those forms.

Investments in Exchange Rate-Related Securities entail special risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange Rate-Related Security is linked. If currency exchange rates do not move in the direction or to the extent anticipated at the time of purchase of the security, the amount of principal repaid at maturity might be significantly below the par value of the security, which might not be offset by the interest earned by the Fund over the term of the security. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The imposition or modification of foreign exchange controls by the United States or foreign governments or intervention by central banks also could affect exchange rates. Finally, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for particular Exchange Rate-Related Securities due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an Exchange Rate-Related Security prior to maturity without incurring a significant price loss.

Zero Coupon Securities (Government Securities Fund). The Government Securities Fund may also invest in zero coupon bonds. A zero coupon bond pays no interest in cash to its holder during its life, although interest is accrued during that period. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value (sometimes referred to as a "deep discount" price). Because such securities usually trade at a deep discount, they will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make periodic distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, zero coupon securities eliminate reinvestment risk and lock in a rate of return to maturity.

Dollar Roll Transactions. Government Securities Fund may enter into "dollar rolls," in which the Fund sells fixed income securities and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During this "roll" period, the Fund would forego principal and interest paid on such securities. The Fund would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Since the Fund will receive interest on the securities in which it invests the transaction proceeds, such transactions may involve leverage. However, the proceeds will be invested only in U.S. Treasury obligations and the Fund will enter into dollar roll transactions only with dealers of sufficient creditworthiness in the judgment of the Fund's investment adviser, such transactions do not present the risks to the Fund that are associated with other types of leverage. Dollar roll transactions are considered borrowings by the Fund and will be subject to the Fund's overall borrowing limitation.

DERIVATIVE CONTRACTS

Each Fund may use certain options, futures and other strategies to attempt to hedge its portfolio, i.e., reduce the overall level of investment risk normally associated with the Fund. These hedging techniques are described in detail below. Each of Contrarian Fund and Concert Peachtree Growth Fund may invest up to 10% of its assets in derivative contracts. As a fundamental policy, the Contrarian Fund and the Concert Peachtree Growth Fund each may write or purchase puts, calls, straddles, spreads and any combination thereof up to 5% of their assets (and Investment Grade Bond Fund and Special Equities Fund may not engage in any of these practices). Government Securities Fund may only purchase call options on securities to effect a closing purchase transaction. In addition, Government Securities Fund may not purchase puts on securities if more than 10% of its net assets would be invested in premiums on put options. The aggregate value of the obligations underlying puts written by Government Securities Fund will not exceed 50% of its net assets.

Writing Covered Call Options (Government Securities Fund, Concert Peachtree Growth Fund and Contrarian Fund). These Funds may write
(sell) covered call options for hedging purposes. Covered call options will generally be written on securities and currencies which, in the opinion of the Manager, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold. The Manager and the Company believe that writing covered call options is less risky than writing uncovered or "naked" options, which the Funds will not do.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objective. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price and retains the risk of loss should the price of the security or
currency decline.   Unlike one who owns securities or currencies
not subject to an option, the Fund has no control over when it may be required to sell the underlying securities or currencies, since the option may be exercised at any time prior to the option's expiration. If a call option which the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency. The security or currency covering the call option will be maintained in a segregated account of the Fund's custodian.

The premium the Fund receives for writing a call option is deemed to constitute the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the implied price volatility of the underlying security or currency, and the length of the option period. In determining whether a particular call option should be written on a particular security or currency, the Manager will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the Fund for writing covered call options will be recorded as a liability in the Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be calculated as described in "Determination of Net Asset Value." The liability will be extinguished upon expiration of the option or delivery of the underlying security or currency upon the exercise of the option. The liability with respect to a listed option will also be extinguished upon the purchase of an identical option in a closing transaction.

Closing transactions will be effected in order to realize a profit or to limit losses on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price, expiration date or both. If the Fund desires to sell a particular security or currency from its portfolio on which it has written a call option or purchases a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is no assurance that the Fund will be able to effect such closing transactions at a favorable price. If the Fund cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold, in which case it would continue to be at market risk with respect to the security or currency.

Each Fund will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts.
Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, a Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred. Each Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

Purchasing Put Options (Government Securities Fund, Concert Peachtree Growth Fund and Contrarian Fund). These Funds may purchase put options. As the holder of a put option, the Fund has the right to sell the underlying security or currency at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

Each Fund may purchase a put option on an underlying security or currency (a "protective put") owned by the Fund as a hedging technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when the Manager deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs may reduce any capital gain or, in the case of currency, ordinary income otherwise available for distribution when the security or currency is eventually sold.

Each Fund may also purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

The premium paid by a Fund when purchasing a put option will be recorded as an asset in the Fund's statement of assets and liabilities. This asset will be adjusted daily to the option's current market value, as calculated by the Fund. The asset will be extinguished upon expiration of the option or the delivery of the underlying security or currency upon the exercise of the option. The asset with respect to a listed option will also be extinguished upon the writing of an identical option in a closing transaction.

Purchasing Call Options Government Securities Fund, Concert Peachtree Growth Fund and Contrarian Fund). Each Fund may purchase call options. As the holder of a call option, a Fund has the right to purchase the underlying security or currency at the exercise price at any time during the option period. The Fund may enter into a closing sale transactions with respect to such options, exercise them or permit them to expire. Call options may be purchased by the Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Each Fund may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of the Fund's current return.

Futures Contracts (All Funds).   Each Fund may enter into interest
rate or currency futures contracts ("Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or committed to be acquired by the Fund. A Fund's hedging may include holding Futures as an offset against anticipated changes in interest or currency exchange rates. A Fund may also enter into Futures Contracts based on financial indices including any index of U.S. Government securities, foreign government securities or corporate debt securities.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument or currency for a specified price at a designated date, time and place. The purchaser of a Futures Contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract ("current contract value") and the price at which the contract was originally struck. No physical delivery of the debt securities underlying the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times that the Futures Contract is outstanding.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Fund's exposure to interest rate and currency exchange rate fluctuations, the Fund may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts are usually closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits of the underlying financial instrument or currency on the relevant delivery date.
The Company intends to enter into Futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Treasury Bills on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (i.e., on a specific date in September, the "delivery month") by the purchase of another Futures Contract of September Treasury Bills on the same exchange. In such instance the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

Persons who trade in Futures Contracts may be broadly classified as "hedgers" and "speculators." Hedgers, whose business activity involves investment or other commitment in securities or other obligations, use the Futures markets to offset unfavorable changes in value that may occur because of fluctuations in the value of the securities and obligations held or committed to be acquired by them or fluctuations in the value of the currency in which the securities or obligations are denominated. Debtors and other obligors may also hedge the interest cost of their obligations.
The speculator, like the hedger, generally expects neither to deliver nor to receive the financial instrument underlying the Futures Contract, but, unlike the hedger, hopes to profit from fluctuations in prevailing interest rates or currency exchange rates.

Each Fund's Futures transactions normally will be entered into for traditional hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect a Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. The Funds may, however, enter into Futures transactions for non-hedging purposes, subject to applicable law.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by the Fund with a broker in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure the Fund's performance of the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded, and may be significantly modified from time to time by the exchange during the term of the Futures Contract. Futures Contracts are customarily purchased and sold on margins, which may be 5% or less of the value of the Futures Contract being traded.

If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin deposit ("variation margin"). If, however, the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, it is anticipated that the broker will pay the excess to the Fund. In computing daily net asset values, the Fund will mark to market the current value of its open Futures Contracts. Each Fund expects to earn interest income on its margin deposits.

Options on Futures Contracts (All Funds). Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the Futures Contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities or currencies upon which the Futures Contracts are based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As an alternative to purchasing call and put options on Futures, each Fund may purchase call and put options on the underlying securities or currencies themselves (see "Purchasing Put Options" and "Purchasing Call Options" above). Such options would be used in a manner identical to the use of options on Futures Contracts.

To reduce or eliminate the leverage then employed by the Fund or to reduce or eliminate the hedge position then currently held by the Fund, the Fund may seek to close out an option position by selling an option covering the same securities or currency and having the same exercise price and expiration date. The ability to establish and close out positions on options on Futures Contracts is subject to the existence of a liquid market. It is not certain that this market will exist at any specific time.

In order to assure that the Funds will not be deemed to be "commodity pools" for purposes of the Commodity Exchange Act, regulations of the Commodity Futures Trading Commission ("CFTC") require that each Fund enter into transactions in Futures Contracts and options on Futures Contracts only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the liquidation value of the Fund's assets.

Forward Currency Contracts, Options on Currency and Currency Swaps (Government Securities Fund, Concert Peachtree Growth Fund and Contrarian Fund). A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund may either accept or make delivery of the currency at the maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Each of these Funds engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in that currency but anticipates, and seeks to be protected against, decline in the currency against the U.S. dollar.
 Similarly, a Fund might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency which it anticipates purchasing.

The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Fund may not always be able to enter into foreign currency forward contracts at attractive prices and this will limit the Fund's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to a Fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying the Fund's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Fund's assets that are the subject of such cross-hedges are denominated.

Forward contracts are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and is consummated without payment of any commission. Each Fund, however, may enter into forward contracts with deposit requirements or commissions.

A put option gives a Fund, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives a Fund, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. A Fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the value of a currency in which it holds or anticipates holding securities. If the currency's value should decline, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value of a currency in which the Fund anticipates purchasing securities.

Each Fund's ability to establish and close out positions in foreign currency options is subject to the existence of a liquid market. There can be no assurance that a liquid market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options.
 Exchange markets for options on foreign currencies exist but are relatively new, and the ability to establish and close out positions on the exchanges is subject to maintenance of a liquid secondary market. Closing transactions may be effected with respect to options traded in the over-the-counter ("OTC") markets (currently the primary markets for options on foreign currencies) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. Although each Fund intends to purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. In such event, it may not be possible to effect closing transactions with respect to certain options, with the result that the Fund would have to exercise those options which it has purchased in order to realize any profit. The staff of the Securities and Exchange Commission ("SEC") has taken the position that, in general, purchased OTC options and the underlying securities used to cover written OTC options are illiquid securities. However, a Fund may treat as liquid the underlying securities used to cover written OTC options, provided it has arrangements with certain qualified dealers who agree that the Fund may repurchase any option it writes for a maximum price to be calculated by a predetermined formula. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A Fund may also enter into currency swaps. A currency swap is an arrangement whereby each party exchanges one currency for another on a particular date and agrees to reverse the exchange on a later date at a specific exchange rate. Forward foreign currency contracts and currency swaps are established in the interbank market conducted directly between currency traders (usually large commercial banks or other financial institutions) on behalf of their customers.

Interest Rate Swaps, Caps and Floors (Government Securities Fund, Concert Peachtree Growth Fund and Contrarian Fund). Among the hedging transactions into which the Funds may enter are interest rate swaps and the purchase or sale of interest rate caps and floors. Each Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Each Fund intends to use these transactions as a hedge and not as a speculative investment. Each Fund will not sell interest rate caps or floors that it does not own. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.

A Fund may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the Manager and the Funds believe such obligations do not constitute senior securities and, accordingly will not treat them as being subject to their borrowing restrictions. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by a custodian that satisfies the requirements of the 1940 Act. The Funds will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps.

New options and Futures Contracts and various combinations thereof continue to be developed and the Funds may invest in any such options and contracts as may be developed to the extent consistent with their investment objectives and regulatory requirements applicable to investment companies.

OTHER PRACTICES

Securities of Foreign Issuers (All Funds). Concert Peachtree Growth Fund may invest up to 35% of its assets, and Contrarian Fund may invest up to 10% of its assets, in securities of foreign issuers. Investments in securities of foreign entities and securities denominated in foreign currencies involve risks not typically involved in domestic investment, including fluctuations in foreign exchange rates, future foreign political and economic developments, and the possible imposition of exchange controls or other foreign or United States governmental laws or restrictions applicable to such investments. Since each Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of investments in the portfolio and the accrued income and unrealized appreciation or depreciation of investments. Changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund's assets denominated in that currency and the Fund's yield on such assets.

Each Fund may also purchase foreign securities in the form of American Depositary Receipts (''ADRs''). ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through ''sponsored'' or ''unsponsored'' arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligation and the depositary's transaction fees are paid by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. Each Fund may invest in ADRs through both sponsored and unsponsored arrangements.

Investment Grade Bond Fund also may purchase foreign securities in the form of Yankee obligations. Yankee obligations are dollar denominated obligations (bonds) issued in the U.S. capital markets by foreign issuers. Yankee obligations are subject to certain sovereign risks, such as the risk that a foreign government might prevent dollar denominated funds from flowing across its border. As compared with obligations issued in the United States, Yankee obligations normally carry a higher interest rate but are less actively traded.

With respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could affect investment in those countries. There may be less publicly available information about a foreign security than about a United States security, and foreign entities may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of United States entities. In addition, certain foreign investments made by the Fund may be subject to foreign withholding taxes, which would reduce the Fund's total return on such investments and the amounts available for distributions by the Fund to its shareholders. Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than United States markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies.

The foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are not invested and no return is earned thereon. The inability of each Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Costs associated with transactions in foreign securities, including custodial costs and foreign brokerage commissions, are generally higher than with transactions in United States securities. In addition, each Fund will incur cost in connection with conversions between various currencies. There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there are in the United States. These risks may be intensified in the case of investments in developing or emerging markets. In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The foreign securities markets of many of the countries in which a Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. Finally, in the event of a default on any such foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities.

A developing country generally is considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity and fixed-income markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economics of developed countries; however, such markets often have provided higher rates of return to investors.

One or more of the risk discussed above could affect adversely the economy of a developing market or a Fund's investments in such a market. In Eastern Europe, for example, upon the accession to power of Communist regimes in the past, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against those governments were never finally settled. There can be no assurance that any investments that the Fund might make in such emerging markets would not be expropriated, nationalized or otherwise confiscated at some time in the future. In such an event, the Fund could lose its entire investment in the market involved. Moreover, changes in the leadership or policies of such markets could halt the expansion or reverse the liberalization of foreign investment policies now occurring in certain of these markets and adversely affect existing investment opportunities.

Illiquid and Restricted Securities (Concert Peachtree Growth Fund, Contrarian Fund and Special Equities Fund). These Funds may invest in restricted securities. As used herein, restricted securities are those that have been sold in the United States without registration under the Securities Act of 1933 and are thus subject to restrictions on resale. Excluded from the limitation, however, are any restricted securities which are eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and which have been determined to be liquid by the Trustees or by the manager pursuant to board-approved guidelines. The determination of liquidity is based on the volume of reported trading in the institutional secondary market for each security. This investment practice could have the effect of increasing the level of illiquidity in each Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. These difficulties and delays could result in a Fund's inability to realize a favorable price upon disposition of restricted securities, and in some cases might make disposition of such securities at the time desired by the Fund impossible. Since market quotations are not readily available for restricted securities, such securities will be valued by a method that the Trustees believe accurately reflects fair value.

Concert Peachtree Growth Fund and Special Equities Fund each may invest up to 10% of its assets in restricted and illiquid securities. Contrarian Fund may invest up to 15% of its assets in restricted and illiquid securities, but currently does not anticipate investing more than 5% of its assets in these securities.

Forward Commitments (Government Securities Fund, Investment Grade
Bond Fund and Concert Peachtree Growth Fund).   These Funds may
purchase or sell securities on a "when-issued" or "delayed delivery" basis ("Forward Commitments" or "Firm Commitment Agreements"). These transactions occur when securities are purchased or sold by a Fund with payment and delivery taking place in the future, frequently a month or more after such transactions. The price is fixed on the date of the commitment, and the seller continues to accrue interest on the securities covered by the Forward Commitment until delivery and payment take place. At the time of settlement, the market value of the securities may be more or less than the purchase or sale price.

A Forward Commitment sale is covered if the Fund owns or has the right to acquire the underlying securities subject to the Forward Commitment. A Forward Commitment sale is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in value of a security which the Fund owns or has the right to acquire. In either circumstance, the Fund maintains in a segregated account (which is marked to market daily) either the security covered by the Forward Commitment or appropriate securities as required by the 1940 Act (which may have maturities which are longer than the term of the Forward Commitment) with the Fund's custodian in an aggregate amount equal to the amount of its commitment as long as the obligation to sell continues. By entering into a Forward Commitment sale transaction, the Fund forgoes or reduces the potential for both gain and loss in the security which is being hedged by the Forward Commitment sale.

A Fund may either settle a Forward Commitment by taking delivery of the securities or may either resell or repurchase a Forward Commitment on or before the settlement date in which event the Fund may reinvest the proceeds in another Forward Commitment. A Fund's use of Forward Commitments may increase its overall investment exposure and thus its potential for gain or loss. When engaging in Forward Commitments, the Fund relies on the other party to complete the transaction; should the other party fail to do so, the Fund might lose a purchase or sale opportunity that could be more advantageous than alternative opportunities at the time of the failure.

Each Fund maintains a segregated account (which is marked to market daily) of appropriate securities as required by the 1940 Act covered by the Forward Commitment with the Fund's custodian in an aggregate amount equal to the amount of its commitment as long as the obligation to purchase or sell continues. The Government Securities Fund and Investment Grade Bond Fund will not enter into Forward Commitments for the purpose of investment leverage.

Repurchase Agreements (All Funds).   Each Fund may enter into
repurchase agreements with broker-dealers or domestic banks. The Trustees will review on a continuing basis those institutions which enter into a repurchase agreement with a Fund. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, usually not more than seven days from the date of purchase, thereby determining the yield during the purchaser's holding period. Repurchase agreements are collateralized by the underlying debt securities and may be considered to be loans under the 1940 Act. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of a custodian or bank acting as agent. The seller under a repurchase agreement is required to maintain the value of the underlying securities marked to market daily at not less than the repurchase price. The underlying securities (normally securities of the U.S. Government, or its agencies and instrumentalities), may have maturity dates exceeding one year. The Fund does not bear the risk of a decline in value of the underlying security unless the seller defaults under its repurchase obligation. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and loss including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

For the purpose of investing in repurchase agreements, the manager may aggregate the cash that certain funds advised or subadvised by the manager or its affiliates would otherwise invest separately into a joint account. The cash in the joint account is then invested in repurchase agreements and the funds that contributed to the joint account share pro rata in the net revenue generated. The manager believes that the joint account produces efficiencies and economies of scale that may contribute to reduced transaction costs, higher returns, higher quality investments and greater diversity of investments for a Fund than would be available to a Fund investing separately. The manner in which the joint account is managed is subject to conditions set forth in an SEC exemptive order authorizing this practice, which conditions are designed to ensure the fair administration of the joint account and to protect the amounts in that account.

Reverse Repurchase Agreements (All Funds). Each Fund may enter into reverse repurchase agreements with broker/dealers and other financial institutions. Such agreements involve the sale of portfolio securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and are considered to be borrowings by the Fund and are subject to the borrowing limitations set forth under "Investment Restrictions." Since the proceeds of reverse repurchase agreements are invested, this would introduce the speculative factor known as "leverage." The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases it will be able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the Fund intends to use the reverse repurchase technique only when the manager believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund's assets. The Funds' custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments.

Short Sales Against the Box (All Funds).   Each Fund may from time
to time make short sales of securities it owns or has the right to acquire through conversion or exchange of other securities it owns. A short sale is ''against the box'' to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short. In a short sale, the Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. The Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. The Fund may not make short sales or maintain a short position if to do so would cause more than 25% of its total assets, taken at market value, to be held as collateral for such sales.

To secure its obligation to deliver the securities sold short, the Fund will deposit in escrow in a separate account with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Fund may close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund may want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short. However, the Fund will not purchase and deliver new securities to satisfy its short order if such purchase and sale would cause the Fund to derive more than 30% of its gross income from the sale of securities held for less than three months.

Borrowing (All Funds). Each Fund may borrow up to 33% (except that Special Equities Fund may borrow only up to 5%) of the value of its total assets from banks for temporary or emergency purposes, such as to meet the Fund's redemptions.

Leverage (Government Securities Fund).   The Fund may borrow from
banks, on a secured or unsecured basis, up to 25% of the value of its assets. If the Fund borrows and uses the proceeds to make additional investments, income and appreciation from such investments will improve its performance if they exceed the associated borrowing costs but impair its performance if they are less than such borrowing costs. This speculative factor is known as "leverage." Leverage creates an opportunity for increased returns to shareholders of the Fund but, at the same time, creates special risk considerations. For example, leverage may exaggerate changes in the net asset value of the Fund's shares and in the Fund's yield. Although the principal or stated value of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Leverage will create interest or dividend expenses for the Fund which can exceed the income from the assets retained. To the extent the income or other gain derived from securities purchased with borrowed funds exceed the interest or dividends the Fund will have to pay in respect thereof, the Fund's net income or other gain will be greater than if leverage had not been used. Conversely, if the income or other gain from the incremental assets is not sufficient to cover the cost of leverage, the net income or other gain of the Fund will be less than if leverage had not been used. If the amount of income from the incremental securities is insufficient to cover the cost of borrowing, securities might have to be liquidated to obtain required funds. Depending on market or other conditions, such liquidations could be disadvantageous to the Fund.

The Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings, and to sell (within three days) sufficient portfolio holdings to restore such coverage, if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. Leveraging will exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value, and money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the interest and option premiums received from the securities purchased with borrowed funds.

Lending Portfolio Securities (All Funds). Consistent with applicable regulatory requirements each Fund has the ability to lend securities from its portfolio to brokers, dealers and other financial organizations. A Fund will not lend its portfolio securities to Smith Barney or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. government securities in an amount at least equal to the current market value of the loaned securities. From time to time, a Fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party, which is unaffiliated with the Fund or with Smith Barney, and which is acting as a "finder".

In lending its securities, a Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. Requirements of the SEC, which may be subject to further modifications, currently provide that the following conditions must be met whenever a Fund's portfolio securities are loaned: (a) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as an amount equal to dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the Fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment in the loaned securities occurs, the Board of Directors must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by SSBC to be of good standing and will not be made unless, in the judgment of SSBC, the consideration to be earned from such loans would justify the risk.

RISK FACTORS

General. Investors should realize that risk of loss is inherent in the ownership of any securities and that each Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions.

Fixed Income Securities. Investments in fixed income securities may subject the Funds to risks, including the following.

Interest Rate Risk. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. The volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

Default Risk/Credit Risk. Investments in fixed income securities are subject to the risk that the issuer of the security could default on its obligations, causing a Fund to sustain losses on such investments. A default could impact both interest and principal payments.

Call Risk and Extension Risk. Fixed income securities may be subject to both call risk and extension risk. Call risk exists when the issuer may exercise its right to pay principal on an obligation earlier than scheduled, which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined and a Fund will suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer may exercise its right to pay principal on an obligation later than scheduled, which would cause cash flows to be returned later than expected. This typically results when interest rates have increased, and a Fund will suffer from the inability to invest in higher yield securities.

Lower Rated and Below Investment Grade Fixed Income Securities. Securities which are rated BBB by S&P or Baa by Moody's are generally regarded as having adequate capacity to pay interest and repay principal, but may have some speculative characteristics. Securities rated below Baa by Moody's or BBB by S&P may have speculative characteristics, including the possibility of default or bankruptcy of the issuers of such securities, market price volatility based upon interest rate sensitivity, questionable creditworthiness and relative liquidity of the secondary trading market. Because high yield bonds have been found to be more sensitive to adverse economic changes or individual corporate developments and less sensitive to interest rate changes than higher-rated investments, an economic downturn could disrupt the market for high yield bonds and adversely affect the value of outstanding bonds and the ability of issuers to repay principal and interest. In addition, in a declining interest rate market, issuers of high yield bonds may exercise redemption or call provisions, which may force a Fund, to the extent it owns such securities, to replace those securities with lower yielding securities. This could result in a decreased return.

Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In addition, it is possible that Moody's, S&P and other ratings agencies might not timely change their ratings of a particular issue to reflect subsequent events.

Foreign Securities. Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Since each Fund will invest heavily in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will, to the extent the Fund does not adequately hedge against such fluctuations, affect the value of securities in its portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their price more volatile than securities of comparable U.S. companies. Transaction costs on foreign securities markets are generally higher than in the U.S. There is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the U.S. A Fund might have greater difficulty taking appropriate legal action in foreign courts. Dividend and interest income from foreign securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Fund or the investors.
 Capital gains are also subject to taxation in some foreign countries.

Currency Risks. The U.S. dollar value of securities denominated in a foreign currency will vary with changes in currency exchange rates, which can be volatile. Accordingly, changes in the value of the currency in which a Fund's investments are denominated relative to the U.S. dollar will affect the Fund's net asset value.
Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. However, currency exchange rates may fluctuate based on factors intrinsic to a country's economy. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which a Fund's securities are quoted would reduce the Fund's net asset value per share.

Special Risks of Countries in the Asia Pacific Region.   Certain of
the risks associated with international investments are heightened for investments in these countries. For example, some of the currencies of these countries have experienced devaluations relative to the U.S. dollar, and adjustments have been made periodically in certain of such currencies. Certain countries, such as Indonesia, face serious exchange constraints. Jurisdictional disputes also exist, for example, between South Korea and North Korea. In addition, Hong Kong reverted to Chinese administration on July 1, 1997. The long-term effects of this reversion are not known at this time.

Securities of Developing/Emerging Markets Countries. A developing or emerging markets country generally is considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.

One or more of the risks discussed above could affect adversely the economy of a developing market or a Fund's investments in such a market. In Eastern Europe, for example, upon the accession to power of Communist regimes in the past, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against those of governments may remain unsettled. There can be no assurance that any investments that a Fund might make in such emerging markets would not be expropriated, nationalized or otherwise confiscated at some time in the future. In such an event, the Fund could lose its entire investment in the market involved. Moreover, changes in the leadership or policies of such markets could halt the expansion or reverse the liberalization of foreign investment policies now occurring in certain of these markets and adversely affect existing investment opportunities.

Many of a Fund's investments in the securities of emerging markets may be unrated or rated below investment grade. Securities rated below investment grade (and comparable unrated securities) are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse business, financial, economic, or political conditions.

Derivative Instruments. In accordance with its investment policies, each Fund may invest in certain derivative instruments which are securities or contracts that provide for payments based on or "derived" from the performance of an underlying asset, index or other economic benchmark. Essentially, a derivative instrument is a financial arrangement or a contract between two parties (and not a true security like a stock or a bond). Transactions in derivative instruments can be, but are not necessarily, riskier than investments in conventional stocks, bonds and money market instruments. A derivative instrument is more accurately viewed as a way of reallocating risk among different parties or substituting one type of risk for another. Every investment by a Fund, including an investment in conventional securities, reflects an implicit prediction about future changes in the value of that investment. Every Fund investment also involves a risk that the portfolio manager's expectations will be wrong. Transactions in derivative instruments often enable a Fund to take investment positions that more precisely reflect the portfolio manager's expectations concerning the future performance of the various investments available to the Fund. Derivative instruments can be a legitimate and often cost-effective method of accomplishing the same investment goals as could be achieved through other investment in conventional securities.

Derivative contracts include options, futures contracts, forward contracts, forward commitment and when-issued securities transactions, forward foreign currency exchange contracts and interest rate, mortgage and currency swaps. The following are the principal risks associated with derivative instruments.

Market risk: The instrument will decline in value or that an alternative investment would have appreciated more, but this is no different from the risk of investing in conventional securities.

Leverage and associated price volatility: Leverage causes increased volatility in the price and magnifies the impact of adverse market changes, but this risk may be consistent with the investment objective of even a conservative Fund in order to achieve an average portfolio volatility that is within the expected range for that type of Fund.

Credit risk: The issuer of the instrument may default on its obligation to pay interest and principal.

Liquidity and valuation risk: Many derivative instruments are traded in institutional markets rather than on an exchange. Nevertheless, many derivative instruments are actively traded and can be priced with as much accuracy as conventional securities. Derivative instruments that are custom designed to meet the specialized investment needs of a relatively narrow group of institutional investors such as the Funds are not readily marketable and are subject to a Fund's restrictions on illiquid investments.

Correlation risk: There may be imperfect correlation between the price of the derivative and the underlying asset. For example, there may be price disparities between the trading markets for the derivative contract and the underlying asset.

Each derivative instrument purchased for a Fund's portfolio is reviewed and analyzed by the Fund's portfolio manager to assess the risk and reward of each such instrument in relation the Fund's portfolio investment strategy. The decision to invest in derivative instruments or conventional securities is made by measuring the respective instrument's ability to provide value to the Fund and its shareholders.

Special Risks of Using Futures Contracts and Options on Futures Contracts. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

At best, the correlation between changes in prices of Futures Contracts and of the securities or currencies being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for debt securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading, with respect to interest rate levels, maturities, and creditworthiness of issuers. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract. A Fund, however, would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline. Where a Fund enters into Futures transactions for non-hedging purposes, it will be subject to greater risks and could sustain losses which are not offset by gains on other Fund assets.

Furthermore, in the case of a Futures Contract purchase, in order to be certain that each Fund has sufficient assets to satisfy its obligations under a Futures Contract, the Fund segregates and commits to back the Futures Contract an amount of cash and liquid securities equal in value to the current value of the underlying instrument less the margin deposit.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions.
Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some Futures traders to substantial losses.

As with options on debt securities, the holder of an option may terminate his position by selling an option of the same series. There is no guarantee that such closing transactions can be effected. The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts described above, and, in addition, net option premiums received will be included as initial margin deposits.

In addition to the risks which apply to all option transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop. The Fund will not purchase options on futures contracts on any exchange unless and until, in the investment advisor's opinion, the market for such options had developed sufficiently that the risks in connection with options on futures contracts are not greater than the risks in connection with futures contracts. Compared to the use of futures contracts, the purchase of options on futures contracts involves less potential risk to the Fund because the maximum amount of risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to the Fund when the use of a futures contract would not, such as when there is no movement in the prices of debt securities. Writing an option on a futures contract involves risks similar to those arising in the sale of futures contracts, as described above.

Economic and Monetary Union (EMU). EMU conversion began on January 1, 1999, through which 11 European countries will adopt a single currency - the euro. For participating countries, EMU will mean sharing a single currency and single official interest rate and adhering to agreed upon limits on government borrowing. Budgetary decisions will remain in the hands of each participating country, but will be subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank will be responsible for setting the official interest rate to maintain price stability within the euro zone.
EMU is driven by the expectation of a number of economic benefits, including lower transaction costs, reduced exchange risk, greater competition, and a broadening and deepening of European financial markets. However, there are a number of significant risks associated with EMU. Monetary and economic union on this scale has never been attempted before. There is a significant degree of uncertainty as to whether participating countries will remain committed to EMU in the face of changing economic conditions. This uncertainty may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the Funds' portfolios.

Year 2000.   The investment management services provided to each
Fund by the manager depend on the smooth functioning of its computer systems and those of its service providers. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on each Fund's operations, including the handling of securities trades, pricing and account services. The manager has advised each Fund that it has been reviewing all of its computer systems and actively working on necessary changes to its systems to prepare for the year 2000 and expect that its systems will be compliant before that date. In addition, the manager has been advised by each Fund's custodian, distributor, transfer agent sub-transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that the manager or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Fund services at that time.

Portfolio Turnover.   Each Fund may purchase or sell securities
without regard to the length of time the security has been held and thus may experience a high rate of portfolio turnover. A 100% turnover rate would occur, for example, if all the securities in a portfolio were replaced in a period of one year. Under certain market conditions, the a Fund may experience a high rate of portfolio turnover. This may occur, for example, if a Fund writes a substantial number of covered call options and the market prices of the underlying securities appreciate. The rate of portfolio turnover is not a limiting factor when the manager deems it desirable to purchase or sell securities or to engage in options transactions. High portfolio turnover involves correspondingly greater transaction costs, including any brokerage commissions, which are borne directly by the respective Fund and may increase the recognition of short-term, rather than long-term, capital gains if securities are held for one year or less and may be subject to applicable income taxes.

Special Considerations Relating to Options on Certain U.S.
Government Securities

Treasury Bonds and Notes. Because trading interest in U.S. Treasury bonds and notes tends to center on the most recently auctioned issues, the exchanges will not continue indefinitely to introduce new expirations to replace expiring options on particular issues. The expirations introduced at the commencement of options trading on a particular issue will be allowed to run, with the possible addition of a limited number of new expirations as the original expirations expire. Options trading on each issue of bonds or notes will thus be phased out as new options are listed on more recent issues, and a full range of expirations will not ordinarily be available for every issue on which options are traded.

Treasury Bills. Because the deliverable U.S. Treasury bill changes from week to week, writers of U.S. Treasury bill calls cannot provide in advance for their potential exercise settlement obligations by acquiring and holding the underlying security. However, if the Fund holds a long position in U.S. Treasury bills with a principal amount corresponding to the contract size of the option, it may be hedged from a risk standpoint. In addition, the Fund will maintain U.S. Treasury bills maturing no later than those which would be deliverable in the event of the exercise of a call option it has written in a segregated account with its custodian so that it will be treated as being covered for margin purposes.

GNMA Certificates. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans.
 These loans are made by private lenders and are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. Once approved by GNMA, the timely payment of interest and principal on each mortgage in a "pool" of such mortgages is guaranteed by the full faith and credit of the U.S. government. Unlike most debt securities, GNMA Certificates provide for repayment of principal over the term of the loan rather than in a lump sum at maturity. GNMA Certificates are called "pass-through" securities because both interest and principal payments on the mortgages are passed through to the holder.

Since the remaining principal balance of GNMA Certificates declines each month as mortgage payments are made, the Fund as a writer of a GNMA call may find that the GNMA Certificates it holds no longer have a sufficient remaining principal balance to satisfy its delivery obligation in the event of exercise of the call options it has written. Should this occur, additional GNMA Certificates from the same pool (if obtainable) or replacement GNMA Certificates will have to be purchased in the cash market to meet delivery obligations.

The Fund will either replace GNMA Certificates representing cover for call options it has written or will maintain in a segregated account with its custodian cash, cash equivalents or U.S. government securities having an aggregate value equal to the market value of the GNMA Certificates underlying the call options it has written.

Special Risks Involving Investments in Smaller, Newer Companies

The Special Equities Fund invests primarily in equity securities of companies that have yet to reach a fully mature stage of earnings growth. A significant number of these companies may be in technology areas and may have annual sales less than $300 million.
 Some of the securities in which the Fund invests may not be listed on a national securities exchange, but such securities will usually have an established over-the-counter market. Investors should realize that the very nature of investing in smaller, newer companies involves greater risk than is customarily associated with investing in larger, more established companies. Smaller, newer companies often have limited product lines, markets or financial resources, and they may be dependent for management upon one or a few key persons. The securities of such companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or than the market averages in general. In accordance with its investment objective of long-term capital appreciation, securities purchased for the Fund will not generally be traded for short-term profits, but will be retained for their longer-term appreciation potential. This general practice limits the Fund's ability to adopt a defensive position by investing in money market instruments during periods of market downturn. Accordingly, while in periods of market upturn the Fund may outperform the market averages, in periods of downturn, it is likely to underperform the market averages. Thus, investing in Special Equities Fund may involve greater risk than investing in other Funds. The Fund may also invest in smaller capitalized companies representing the broad benchmarks against which the Fund is frequently judged by utilizing an active quantitative oriented investment strategy.

Other Risks. In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the Options Clearing Corporation exercises its discretionary authority to allow such other securities to be delivered it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the Options Clearing Corporation may impose special exercise settlement procedures.

The hours of trading for options on U.S. government securities may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

Options are traded on exchanges on only a limited number of U.S. government securities, and exchange regulations limit the maximum number of options which may be written or purchased by a single investor or a group of investors acting in concert. The Company and other clients advised by affiliates of Smith Barney may be deemed to constitute a group for these purposes. In light of these limits, the Board of Directors may determine at any time to restrict or terminate the public offering of the Fund's shares (including through exchanges from the other Funds).

Exchange markets in options on U.S. government securities are a relatively new and untested concept. It is impossible to predict the amount of trading interest that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

INVESTMENT RESTRICTIONS tc \l1 "INVESTMENT RESTRICTIONS

The Fund's investment objectives and investment restrictions 1-7 set forth below are fundamental policies of each Fund (except as otherwise indicated), i.e., they may not be changed with respect to a Fund without a majority vote of the outstanding shares of that Fund. Investment Restrictions 8 through 13 may be changed by the Board of Directors without the approval of shareholders. (All other investment practices described in the Prospectuses and this Statement of Additional Information may be changed by the Board of Directors without the approval of shareholders.)

Unless otherwise indicated, all percentage limitations apply to each Fund on an individual basis, and apply only at the time a transaction is entered into. (Accordingly, if a percentage restriction is complied with at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in the Fund's net assets will not be considered a violation.)

Restrictions Applicable to All Funds.  No Fund may:

1.	Invest in a manner that would cause it to fail to be a
"diversified company" under the 1940 Act and the rules, regulations and orders thereunder.

2.	Purchase or sell real estate, real estate mortgages,
commodities or commodity contracts, but this restriction shall not prevent the Fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Funds' investment objective and policies); or (d) investing in real estate investment trust securities.

3.	Make loans.  This restriction does not apply to: (a) the
purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

4. 	Invest more than 25% of its total assets in securities, the
issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

5. 	Issue "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

6.	Restriction Applicable to all Funds except Government
Securities Fund. The Funds may not: Borrow money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33-l/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

7.	Restriction Applicable to all Funds except Special Equities
Fund, Concert Peachtree Growth Fund and Contrarian Fund. The Funds may not: Act as an underwriter of securities. Restrictions Applicable to Special Equities Fund. Special Equities Fund may not act as an underwriter of securities, except that the Fund may invest up to 10% of its total assets in securities which it may not be free to resell without registration under the 1933 Act, in which registration the Fund may technically be deemed an underwriter for purposes of the 1933 Act.

8.	Invest in oil, gas or other mineral exploration or
development programs

9.	Make investments in securities for the purpose of exercising control over or management of the issuer;

10.	Purchase any securities on margin (except for such short-
term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except "against the box"). For purposes of this restriction, the deposit or payment by the Fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin;

11.	Invest in securities of an issuer which, together with any
predecessor, has been in operation for less than three years if, as a result, more than 5% of the total assets of the Fund would then be invested in such securities (for purposes of this restriction, issuers include predecessors, sponsors, controlling persons, general guarantors and originators of underlying assets);

12.	Purchase or otherwise acquire any security if, as a result,
more than 15% of its net assets would be invested in securities that are illiquid;

13.	Restrictions Applicable to all Funds except Government
Securities Fund. The Funds may not: Write, purchase or sell puts, calls, straddles, spreads or any combinations thereof (the
Contrarian Fund and the Concert Peachtree Growth Fund each may write or purchase puts, calls, straddles, spreads and any combination thereof up to 5% of their assets).

BROKERAGE

In selecting brokers or dealers to execute securities transactions on behalf of a Fund, SSBC seeks the best overall terms available. In assessing the best overall terms available for any transaction, SSBC will consider the factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, each investment advisory agreement authorizes SSBC, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Company, the other Funds and other accounts over which SSBC or its affiliates exercise investment discretion. For the fiscal year ended December 31, 1998 the Special Equities Fund, Contrarian Fund and the Concert Peachtree Growth Fund directed brokerage transactions totaling approximately $747,918,914, $53,498,048 and $19,389,969, respectively, to brokers because of research services provided. The amount of brokerage commissions paid on such transactions for the Special Equities Fund, Contrarian Fund and the Concert Peachtree Growth Fund total approximately $1,410,922, $120,584 and $20,185, respectively. The fees under the investment advisory agreements and the administration agreement between the Company and SSBC are not reduced by reason of their receiving such brokerage and research services. The Board of Directors periodically will review the commissions paid by the Funds to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Company. SEC rules require that commissions paid to Salomon Smith Barney by a Fund on exchange transactions not exceed "usual and customary brokerage commissions." The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Board of Directors, particularly the Independent Directors of the Company (as defined in the 1940 Act), has adopted procedures for evaluating the reasonableness of commissions paid to Salomon Smith Barney and reviews these procedures periodically. In addition, under rules adopted by the SEC, Salomon Smith Barney may directly execute transactions for a Fund on the floor of any national securities exchange, provided: (a) the Board of Directors has expressly authorized Salomon Smith Barney to effect such transactions; and (b) Salomon Smith Barney annually advises the Fund of the aggregate compensation it earned on such transactions.

To the extent consistent with applicable provisions of the 1940 Act and the rules and exemptions adopted by the SEC thereunder, the Board of Directors has determined that transactions for a Fund may be executed through Salomon Smith Barney and other affiliated broker-dealers if, in the judgment of SSBC, the use of such broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, such broker-dealer charges the Fund a rate consistent with that charged to comparable unaffiliated customers in similar transactions.

Portfolio securities are not purchased from or through Salomon Smith Barney or any affiliated person (as defined in the 1940 Act) of Salomon Smith Barney where such entities are acting as principal, except pursuant to the terms and conditions of exemptive rules or orders promulgated by the SEC. Pursuant to conditions set forth in rules of the SEC, the Company may purchase securities from an underwriting syndicate of which Salomon Smith Barney is a member (but not from Salomon Smith Barney). Such conditions relate to the price and amount of the securities purchased, the commission or spread paid, and the quality of the issuer. The rules further require that such purchases take place in accordance with procedures adopted and reviewed periodically by the Board of Directors, particularly those Directors who are not interested persons of the Company.

The Funds may use Salomon Smith Barney as a commodities broker in connection with entering into futures contracts and commodity options. Salomon Smith Barney has agreed to charge the Funds commodity commissions at rates comparable to those charged by Salomon Smith Barney to its most favored clients for comparable trades in comparable amounts.

The following table sets forth certain information regarding each Fund's payment of brokerage commissions to Salomon Smith Barney:



Fiscal Year
Ended
December 31,
Special
Equities
Fund
Contrarian
Fund
Concert
Peachtree
Growth
Fund
Total Brokerage
Commissions





1996
$  378,451
	$1,272,702
$716,937

1997
   894,872
		658,099
891,375

1998
1,410,922

2,483,848
430,920





Commissions paid to Smith
Barney





1996

	$47,100
	$166,656
$21,680

1997
        53,748
	167,712
20,784

1998

97,130

72,150
0





% of Total Brokerage
Commissions paid to
Salomon Smith Barney
1998
6.88%
2.90
0










% of Total Transactions
Involving Commissions
paid
to Salomon Smith Barney
1998
4.70%
2.96%
0
No commissions were paid by the Investment Grade Bond Fund and Government Securities Fund.



PORTFOLIO TURNOVER

For reporting purposes, a Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. In determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if all of the securities in the Fund's investment portfolio (other than short-term money market securities) were replaced once during the fiscal year.

Investment Grade Bond Fund will not normally engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions. Portfolio turnover will not be a limiting factor should SSBC deem it advisable to purchase or sell securities.

Special Equities Fund invests for long-term capital appreciation and will not generally trade for short-term profits. However, its portfolio will be adjusted as deemed advisable by SSBC, and portfolio turnover will not be a limiting factor should SSBC deem it advisable to purchase or sell securities.

The options activities of Government Securities Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund. The exercise of calls written by the Fund may cause the Fund to sell portfolio securities, thus increasing its turnover rate. The exercise of puts also may cause the sale of securities and increase turnover; although such exercise is within the Fund's control, holding a protective put might cause the Fund to sell the underlying securities for reasons which would not exist in the absence of the put. The Fund will pay a brokerage commission each time it buys or sells a security in connection with the exercise of a put or call. Some commissions may be higher than those which would apply to direct purchases or sales of portfolio securities. High portfolio turnover involves correspondingly greater commission expenses and transaction costs.

For the fiscal years ended December 31, 1996,1997 and 1998, the portfolio turnover rates were as follows:


Fund

1996


1997


1998


Investment Grade Bond Fund

48

%

39

%



32%

Government Securities Fund

420



274





334

Special Equities Fund

118



145





157

Contrarian Fund

34



35





77

Concert Peachtree Growth Fund

183



227





93.

Increased portfolio turnover necessarily results in correspondingly greater brokerage commissions which must be paid by the Fund. To the extent that portfolio trading results in realization of net short-term capital gains, shareholders will be taxed on such gains at ordinary tax rates (except shareholders who invest through IRAs and other retirement plans which are not taxed currently on accumulations in their accounts).

SSBC manages a number of private investment accounts on a discretionary basis and it is not bound by the recommendations of the Salomon Smith Barney research department in managing the Funds.
 Although investment decisions are made individually for each client, at times decisions may be made to purchase or sell the same securities for one or more of the Funds and/or for one or more of the other accounts managed by SSBC or the Fund manager. When two or more such accounts simultaneously are engaged in the purchase or sale of the same security, transactions are allocated in a manner considered equitable to each, with emphasis on purchasing or selling entire orders wherever possible. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

PURCHASE, EXCHANGE AND REDEMPTION OF SHARES tc \l1 "PURCHASE,
EXCHANGE AND REDEMPTION OF SHARES

PURCHASE OF SHARES

 - Class A Shares are sold to investors at the public offering price as net asset value plus an initial sales charge. The sales charges applicable to purchases of Class A shares of a Fund are as follows:




Government Securities Fund
and Investment Grade Bond Fund


Concert Peachtree Growth Fund,
Contrarian Fund and Special Equities Fund


Amount of
Investment

Sales Charge as %
of
Offering Price

Sales Charge as
% of Amount Invested

Sales Charge as % of
Offering Price

Sales Charge as
% of Amount Invested

Less than
$25,000

  4.50%

  4.71%

5.00%

5.26%

$ 25,000 -
49,999

4.00

4.17

4.00

4.17

50,000 -
99,999

3.50

3.63

3.50

3.63

100,000 -
249,999

2.50

2.56

3.00

3.09

250,000 -
499,999

1.50

1.52

2.00

2.04

500,000 and
over

-0-

-0-

-0-

-0-

*	Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to Salomon Smith
Barney, which compensates Salomon Smith Barney Financial
Consultants and other dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class L shares is waived.
See ''Deferred Sales Charge Alternatives'' and ''Waivers of CDSC.''

Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of a Fund as defined in the 1933 Act. The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the Fund made at one time by ''any person,'' which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

Class B Shares -Class B shares are sold without an initial sales charge but are subjest to to a deffered sales charge payable upon certain redemptions (See "Deferred Sales Charge Provisions").

Initial Sales Charge Alternative - Class L Shares. Class L shares are sold with a sales charge of 1% (which is equal to 1.01% of the net amount invested).

Investors may purchase shares from a Salomon Smith Barney Financial Consultant, or a broker that clears Salomon Smith Barney ("Dealer Representative"). In addition, certain investors, including qualified retirement plans purchasing through certain Dealer Representatives, may purchase shares directly from the funds. When purchasing shares of a Fund, investors must specify whether the purchase is for Class A, Class B, Class L or Class Y shares. Salomon Smith Barney and Dealer Representatives may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at the transfer agent are not subject to a maintenance fee.

Investors in Class A, Class B and Class L shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in a Fund. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial and subsequent investment requirement for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes in a Fund is $25.
 For shareholders purchasing shares of a Fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of a Fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment requirement for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes is $50.
There are no minimum investment requirements in Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, unit holders who invest distributing from a Unit Investment Trust ("UIT") sponsored by Salomon Smith Barney, Directors or Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The Company reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the transfer agent. Share certificates are issued only upon a shareholder's written request to the transfer agent.

Purchase orders received by the Company or a Salomon Smith Barney Financial Consultant prior to the close of regular trading on the NYSE, on any day the Funds calculate their net asset values, are priced according to the net asset value determined on that day (the ''trade date''). Orders received by a Dealer Representative or Introducing Brokers prior to the close of regular trading on the NYSE on any day the Funds calculate their net asset values, are priced according to the net asset value determined on that day, provided the order is received by the Company's agent prior to he agent's close of business. For shares purchased through Salomon Smith Barney and Introducing Brokers purchasing through Salomon Smith Barney, payment for shares of a Fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Salomon Smith Barney or the transfer agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the regular bank account or other financial institution indicated by the shareholder, to provide systematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Salomon Smith Barney or the transfer agent. The Systematic Investment Plan also authorizes Salomon Smith Barney to apply cash held in the shareholder's Salomon Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the Company or a Salomon Smith Barney Financial Consultant Dealer Representative.

Sales Charge Waivers and Deductions

Initial Sales Charge Waivers. Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Citigroup and its subsidiaries and any Citigroup affiliated funds including the Smith Barney Mutual Funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with a Fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Salomon Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Salomon Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the Fund (or Class A shares of another Fund of the Smith Barney Mutual Funds that are offered with a sales charge) and who wish to reinvest their redemption proceeds in the same Fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup; (f) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Citigroup or its subsidiaries or a 401(k) plan enrolled in the Salomon Smith Barney 401(k) Program (Note: subsequent investments will be subject to the applicable sales charge); (g) purchases by separate accounts used to fund certain unregistered variable annuity contracts (h) investments of distributions from or proceeds from a sale of a UIT sponsored by Salomon Smith Barney; and (i) purchases by investors participating in a Salomon Smith Barney fee-based arrangement. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

Right of Accumulation. Class A shares of a Fund may be purchased by "any person"' (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the Fund and of Funds sponsored by Salomon Smith Barney, which are offered with a sales charge, listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent Class A Shares. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the ''Amount of Investment'' as referred to in the preceding sales charge table includes (i) all Class A shares of the Funds and other Funds of the Smith Barney Mutual Funds offered with a sales charge acquired during the term of the letter plus (ii) the value of all Class A shares previously purchased and still owned.. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a Salomon Smith Barney Financial Consultant or the transfer agent to obtain a Letter of Intent application.


Letter of Intent Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment
requirement for Class Y shares.   Except purchases of Class Y
shares by Smith Barney Concert Allocation Series Inc. for which there is no minimum purchase amount. Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of a Fund and agree to purchase a total of $15,000,000 of Class Y shares of the same Fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the Fund's Class A shares, which may include a CDSC of 1.00%. Please contact a Salomon Smith Barney Financial Consultant or the transfer agent for further information.

Deferred Sales Charge Alternatives. ''CDSC Shares'' are: (a) Class B shares; (b) Class L shares; and (c) Class A shares that were purchased without an initial sales charge but subject to a CDSC.

Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of Fund assets;
(b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class L shares and Class A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase.

Class L shares and Class A shares that are CDSC Shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Salomon Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of Class B shares held under the Salomon Smith Barney 401(k) Program, as described below. See ''Purchase of Shares-Smith Barney 401(k) and ExecChoiceTM Programs.''


Year Since Purchase
Payment Was Made

CDSC For Concert PeachtreeGrowth
Fund, Contrarian Fund and Special
Equities Fund

CDSC For Government Securities Fund
and Investment Grade Bond Fund

First

5.00%

4.50%

Second

4.00

4.00

Third

3.00

3.00

Fourth

2.00

2.00

Fifth

1.00

1.00

Sixth and thereafter

0.00

0.00

Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend Shares (Class B shares that were acquired through the reinvestment of dividends and distributions)owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder.

The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other Funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the redemption. The amount of any CDSC will be paid to Salomon Smith Barney.

To provide an example, assume an investor purchased 100 Class B shares of a Fund at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares of the Fund through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

Waivers of CDSC. The CDSC will be waived on: (a) exchanges (see ''Exchange Privilege''); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see ''Automatic Cash Withdrawal Plan'') (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within twelve months following the death or disability of the shareholder; (d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 591/2; (e) involuntary redemptions; and (f) redemptions of shares to effect the combination of a Fund with any other investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Funds of the Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

CDSC waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by the transfer agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

Smith Barney 401(k) and ExecChoiceTM Programs. Investors may be eligible to participate in the Smith Barney 401(k) Program or the Smith Barney ExecChoiceTM Program. To the extent applicable, the same terms and conditions, which are outlined below, are offered to all plans participating (''Participating Plans'') in these programs.

Each Fund offers to Participating Plans Class A and Class L shares as investment alternatives under the Smith Barney 401(k) and ExecChoiceTM Programs. Class A and Class L shares acquired through the Participating Plans are subject to the same service and/or distribution fees as the Class A and Class L shares acquired by other investors; however, they are not subject to any initial sales charge or deferred sales charge. Once a Participating Plan has made an initial investment in a Fund, all of its subsequent investments in the Fund must be in the same Class of shares, except as otherwise described below.

Class A Shares. Class A shares of each Fund are offered without any sales charge or deferred sales charge to any Participating Plan that purchases $1,000,000 or more of Class A shares of one or more Funds of the Smith Barney Mutual Funds.

Class L Shares. Class L shares of each Fund are offered without any sales charge or deferred sales charge to any Participating Plan that purchases less than $1,000,000 of Class L shares of one or more Funds of the Smith Barney Mutual Funds.

401(k) and ExecChoiceTM Plans Opened On or After June 21, 1996. If, at the end of the fifth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program or ExecChoiceTM Program, a Participating Plan's total Class L holdings in all non-money market Smith Barney Mutual Funds equal at least $1,000,000, the Participating Plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the Funds. (For Participating Plans that were originally established through a Salomon Smith Barney retail brokerage account, the five-year period will be calculated from the date the retail brokerage account was opened.) Such Participating Plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the Participating Plan does not qualify for the five-year exchange to Class A shares, a review of the Participating Plan's holdings will be performed each quarter until either the Participating Plan qualifies or the end of the eighth year.

401(k) Plans Opened Prior to June 21, 1996. In any year after the date a Participating Plan enrolled in the Smith Barney 401(k) Program, if its total Class L holdings in all non-money market Smith Barney Mutual Funds equal at least $500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the same Fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

Any Participating Plan in the Smith Barney 401(k) or ExecChoiceTM Program, whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class L shares for Class A shares of the same Fund regardless of asset size, at the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) or ExecChoiceTM Program. Such Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a Participating Plan will not be eligible to acquire additional Class L shares, but instead may acquire Class A shares of the same Fund. Any Class L shares not converted will continue to be subject to the distribution fee.

Participating Plans wishing to acquire shares of a Fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoiceTM Program must purchase such shares directly from the transfer agent. For further information regarding these Programs, investors should contact a Salomon Smith Barney Financial Consultant.

Exchange Privilege

Except as otherwise noted below, shares of each Class of each Fund may be exchanged for shares of the same Class of certain Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A, Class B and Class L shares are subject to minimum investment requirements and all shares are subject to the other requirements of the Fund into which exchanges are made.

Class B Exchanges. In the event a Class B shareholder wishes to exchange all or a portion of his or her shares in any of the Funds imposing a higher CDSC than that imposed by a Fund, the exchanged Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Fund that have been exchanged.

Class L Exchanges. Upon an exchange, the new Class L shares will be deemed to have been purchased on the same date as the Class L shares of the Fund that have been exchanged.

Class A and Class Y Exchanges. Class A and Class Y shareholders of a Fund who wish to exchange all or a portion of their shares for shares of the respective Class in any of the Funds identified above may do so without imposition of any charge.

Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to a Fund's performance and its shareholders. The Manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of a Fund's other shareholders. In this event, the Company may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination, the Company will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the Funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

Certain shareholders may be able to exchange shares by telephone. See ''Redemption of Shares-Telephone Redemptions and Exchange Program.'' Exchanges will be processed at the net asset value next determined. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the Fund being acquired is identical to the registration of the shares of the Fund exchanged, no signature guarantee is required. An exchange involves a taxable redemption of shares, subject to the tax treatment described in "ADDITIONAL INFORMATION CONCERNING TAXES" below, followed by a purchase of shares of a different fund. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Company reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

Redemption of Shares

The Company is required to redeem the shares of a Fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the transfer agent receives further instructions from Salomon Smith Barney, or if the shareholder's account is not with Salomon Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith Barney brokerage account, these Funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

Shares held by Salomon Smith Barney as custodian must be redeemed by submitting a written request to a Salomon Smith Barney Financial Consultant. Shares other than those held by Salomon Smith Barney as custodian may be redeemed through an investor's Financial Consultant, Introducing Broker or dealer in the selling group or by submitting a written request for redemption to:

Smith Barney Investment Funds, Inc./[name of fund]
Class A, B, L or Y (please specify)
c/o First Data Investor Services Group, Inc.
P.O. Box 5128
Westborough, Massachusetts 01581-5128

A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the transfer agent together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000 must be guaranteed by an eligible guarantor institution, such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period. Redemption proceeds will be mailed to an investor's address of record. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the transfer agent receives all required documents in proper form.

Automatic Cash Withdrawal Plan. Each Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between Funds or Classes of a Fund. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. (With respect to withdrawal plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of the shareholder's shares subject to the CDSC.) For further information regarding the automatic cash withdrawal plan, shareholders should contact a Salomon Smith Barney Financial Consultant.

Telephone Redemption and Exchange Program. Shareholders who do not have a brokerage account may be eligible to redeem and exchange shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact the transfer agent at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guarantee, that will be provided by the transfer agent upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her initial investment in a Fund.)

Redemptions. Redemption requests of up to $10,000 of any class or classes of shares of a Fund may be made by eligible shareholders by calling the transfer agent at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 5:00 p.m. (New York City time) on any day the NYSE is open. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The Company reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the Fund being acquired is identical to the registration of the shares of the Fund exchanged. Such exchange requests may be made by calling the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (New York City time) on any day on which the NYSE is open.

Additional Information regarding Telephone Redemption and Exchange Program. Neither the Company, a Fund nor any of their agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The Company, the Funds and their agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Company reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.

Redemptions in Kind. In conformity with applicable rules of the SEC, redemptions may be paid in portfolio securities, in cash or any combination of both, as the Board of Directors may deem advisable; however, payments shall be made wholly in cash unless the Board of Directors believes that economic conditions exist that would make such a practice detrimental to the best interests of the Company and its remaining shareholders. If a redemption is paid in portfolio securities, such securities will be valued in accordance with the procedures described under "Determination of Net Asset Value" in the Prospectus and a shareholder would incur brokerage expenses if these securities were then converted to cash.

DISTRIBUTOR


CFBDS serves as the Company's distributor on a best efforts basis pursuant to a distribution agreement (the "Distribution Agreement") dated October 8, 1998 which was most recently approved by the Company's Board of Directors on July 13, 1998. Prior to October 8, 1998, Salomon Smith Barney served as the Company's distributor.


Prior to October 8, 1998 PFS served as one of the Company's distributors with respect to the Concert Peachtree Growth Fund and Investment Grade Bond Fund.





Salomon Smith Barney continues to sell the Funds shares as part of the selling group.

For the fiscal year ended December 31, 1998, CFBDS and its predecessor, Salomon Smith Barney and/or PFS Distributors , incurred following distribution expenses for the funds:





Fund Name




Advertising


Printing and
Mailing of
Prospectuses



Support
Services
Salomon
Smith
Barney
Financial
Consultants



Interest
Expense




Total
Investment Grade Bond
146,668
16,808
$1,647,211
$2,152,169
$82,624
$4,045,480
Government Securities
209,385
38,594
2,689,009
1,292,983
(19,839)
4,210,132
Special Equities
921,356
61,464
6,683,887
16,787,985
748,438
25,203,130
Contrarian
121,395
32,407
1,559,155
323,188
(41,775)
1,994,370
Concert Peachtree Growth
1,540
32
17,360
668,021
27,764
714,717

Distribution Arrangements

To compensate Salomon Smith Barney for the services it provides and for the expense it bears under the Distribution Agreement, the Company has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund pays Salomon Smith Barney and, with respect to the Class A and Class B shares of Concert Peachtree Growth Fund and Investment Grade Bond Fund, PFS, a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of each Fund's average daily net assets attributable to the Class A, Class B and Class L shares. In addition, the Fund pays Salomon Smith Barney, and with respect to the Class B shares of Concert Peachtree Growth Fund and Investment Grade Bond Fund, PFS, a distribution fee with respect to the Class B and Class L shares primarily intended to compensate Salomon Smith Barney and/or PFS for its initial expense of paying Financial Consultants and Registered Representatives, respectively, a commission upon sales of those shares. Such shares' distribution fees, which are accrued daily and paid monthly, are calculated at the annual rate of 0.75% of the value of average daily net assets attributable to the Class B and Class L shares with respect to Special Equities Fund, Contrarian Fund and Concert Peachtree Growth Fund, and 0.50% of the value of average daily net assets attributable to the Class B shares and 0.45% of the value of average daily net assets attributable to Class L shares, with respect to Government Securities Fund and Investment Grade Bond Fund.

The payments to Salomon Smith Barney Financial Consultants for selling shares of a Class include a commission or fee paid by the investor or Salomon Smith Barney/PFS at the time of sale and, with respect to Class A, Class B and Class L shares, a continuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Salomon Smith Barney Financial Consultants or PFS Investment Registered Representatives may receive different levels of compensation for selling different Classes of shares.

Payments under each Plan with respect to Class B and Class L shares are not tied exclusively to the distribution and shareholder services expenses actually incurred and the payments may exceed distribution expenses actually incurred. The Company's Board of Directors will evaluate the appropriateness of each Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Salomon Smith Barney, amounts received under the Plan and proceeds of the CDSC.

With respect to Smith Barney Investment Grade Bond Fund and Concert Peachtree Growth Fund, The fees are paid to PFS Distributors, which in turn, pays PFS Investments Inc. ("PFS Investments") to pay its PFS Investment Registered Representatives for servicing shareholder accounts and, in the case of Class B shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of PFS Investments Registered Representatives and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of PFS Investments associated with the sale of fund shares, including lease, utility, communications and sales promotion expenses.

PFS Investments may be deemed to be an underwriter for purposes of the Securities Act of 1933. From time to time, PFS or its affiliates may also pay for certain non-cash sales incentives provided to PFS Investments Registered Representatives. Such incentives do not have any effect on the net amount invested. In addition to the reallowances from the applicable public offering price described above, PFS may from time to time, pay or allow additional reallowances or promotional incentives, in the form of cash or other compensation to PFS Investments Registered Representatives who sell shares of the fund.

Redemption proceeds can be sent by check to the address of record or by wire transfer to a bank account designated on the application. A shareholder will be charged $25 service feee for wire transfers and a nominal service fee for transfers made directly to the shareholder's bank by the Automated Clearing House
(ACH).

Commissions on Class A Shares: For the 1996, 1997 fiscal years, the aggregate dollar amount of commissions on Class A shares, all of which was paid to Salomon Smith Barney, is as follows:



Class A

Name of Fund
Fiscal Year
Ended 12/31/96
Fiscal Year
Ended 12/31/97

Investment Grade Bond

$   182,000

$  122,000

Government Securities Fund

65,000

50,000

Special Equities Fund

1,800,000

381,000

Contrarian Fund

1,700,000

608,000

Concert Peachtree Growth Fund

18,000

4,000



For the period January 1, 1998 through October 7, 1998 and for the period October 8, 1998 through December 31, 1998, the aggregate dollar amounts of commissions on Class A shares, are as follows:




Class A

Name of Fund
1/1/98 through
10/07/98*
10/8/98 through
12/31/98**
Investment Grade Bond
239,000
75,000
Government Securities Fund
91,000
49,000
Special Equities Fund
24,000
50,000
Contrarian Fund
39,000
9,000
Concert Peachtree Growth Fund
3,000
1,000
*   The entire amount was paid to Salomon Smith
Barney.
** The following amounts were paid to Salomon Smith
Barney: $67,500, 44,100, $45,000, 8,100 and 900,
repectively.

Commissions of Class L shares.  For the period June 12, 1998 through October 7, 1998 and for the period from October 8, 1998 through December 31, 1998, the aggregate dollar amounts of commission on Class L share are as follows:


Class L
(On June 12, 1998, Class C shares
were renamed Class L Shares)

Name of Fund
1/1/98 through
10/07/98*
10/8/98 through
12/31/98**
Investment Grade Bond
39,000
39,000
Government Securities Fund
7,000
10,000
Special Equities Fund
1,000
0
Contrarian Fund
2,000
0
Concert Peachtree Growth Fund
0
0
*   The entire amount was paid to Salomon Smith
Barney.
** The following amounts were paid to Salomon Smith
Barney: $35,100, $9,000, $0, $0 and $0, repectively.

CDSC paid to Smith Barney

Class B Shares


Name of Fund
Fiscal Year Ended
12/31/96
Fiscal Year Ended
12/31/97
Fiscal Year Ended
12/31/98

Investment Grade Bond Fund*

$  422,000

$  422,000

$224,000

Government Securities Fund

   305,000

   305,000

   87,000

Special Equities Fund*

  658,000

   658,000

  929,000

Contrarian Fund*

1,112,000

1,112,000
1,214,000

Concert Peachtree Growth Fund

     3,000

      3,000

       6,000

* For the fiscal year ended December 31, 1998, the Special Equities Fund, Investment Grade Bond Fund, Government Securities Fund and the Contrarian Fund Class A shares paid a CDSC of $1,000, $20,000, $6,000 and $2,000, respectively.







Class L Shares (formerly designated as Class C shares)


Name of Fund
Fiscal Year Ended
12/31/96
Fiscal Year Ended
12/31/97
Fiscal Year Ended
12/31/98

Investment Grade Bond Fund

$  1,000

$  1,000

$5,000

Government Securities Fund

-

-

  1,000

Special Equities Fund

  22,000

  17,000

11,000

Contrarian Fund

  27,000

   9,000

  3,000

Concert Peachtree Growth Fund

    1,000

-

        0


Distribution Plan Fees

Class A Shares


Name of Fund
Fiscal Year Ended
12/31/96
Fiscal Year Ended
12/31/97
Fiscal Year Ended
12/31/98

Investment Grade Bond Fund

$   524,533

$  508,201

$597,417

Government Securities Fund

  1,026,748

   920,147

  883,941

Special Equities Fund

   525,204

   512,879

  379,620

Contrarian Fund

  495,536

   581,527

  445,269

Concert Peachtree Growth Fund

 162,606

   175,590

  179,750

Class B Shares


Name of Fund
Fiscal Year Ended
12/31/96
Fiscal Year Ended
12/31/97
Fiscal Year Ended
12/31/98

Investment Grade Bond Fund

$1,986,537

$1,813,383

$1,886,202

Government Securities Fund

  1,012,716

     326,793

     690,191

Special Equities Fund

  2,787,000

  3,073,790

   1,803,038

Contrarian Fund

  4,009,207

  5,310,433

   4,387,199

Concert Peachtree Growth Fund

     387,723

     423,160

      469,725





Class L Shares (formerly designated as Class C shares)


Name of Fund
Fiscal Year Ended
12/31/96
Fiscal Year Ended
12/31/97
Fiscal Year Ended
12/31/98

Investment Grade Bond Fund

$  40,476

$  53,111

$  91,306

Government Securities Fund

     8,541

   12,112

    19,664

Special Equities Fund

  224,376

  233,092

   129,062

Contrarian Fund

  566,809

  747,010

   569,578

Concert Peachtree Growth Fund

     2,209

      1,779

       1,883

Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Directors, including a majority of the Independent Directors. The Plan may not be amended to increase the amount to be spent for the services provided by Smith Barney or PFS without shareholder approval, and all amendments of the Plan also must be approved by the Directors in the manner described above. The Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the Company (as defined in the 1940 Act). Pursuant to the Plan, Smith Barney and PFS will provide the Board of Directors periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

PFS ACCOUNTS

Initial purchase of shares of the fund must be made through a PFS Investments Registered Representative by completing the appropriate application found in this prospectus. The completed application should be forwarded to the sub-transfer agent, 3100 Breckinridge Blvd., Bldg. 200, Duluth, Georgia 30099-0062. Checks drawn on foreign banks must be payable in U.S. dollars and have the routing number of the U.S. bank encoded on the check. Subsequent investments may be sent directly to the sub-transfer agent. In processing applications and investments, the transfer agent acts as agent for the investor and for PFS Investments and also as agent for the distributor, in accordance with the terms of the prospectus. If the transfer agent ceases to act as such, a successor company named by the fund will act in the same capacity so long as the account remains open.

Shares purchased will be held in the shareholder's account by the sub-transfer agent. Share certificates are issued only upon a shareholder's written request to the sub-transfer agent. A shareholder that has insufficient funds to complete any purchase will be charged a fee up to $27.50 per returned purchase by PFS.

Investors in Class A and Class B shares may open an account by making an initial investment of at least $1,000 for each account in each Class (except for Systematic Investment Plan accounts), or $250 for an IRA or a Self-Employed Retirement Plan in a Fund. Subsequent investments of at least $50 may be made for each Class. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A and Class B shares and the subsequent investment requirement for each Class in the Fund is $25. For the fund's Systematic Investment Plan, the minimum initial investment requirement for Class A and Class B shares and the subsequent investment requirement for each Class is $25. There are no minimum investment requirements in Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, Directors or Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Purchase orders received by the transfer agent or sub-transfer agent prior to the close of regular trading on the NYSE, on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day.

Upon completion of certain automated systems, initial purchases of fund shares may be made by wire. The minimum investment that can be made by wire is $10,000. Before sending the wire, the PFS Investments Registered Representative must contact the sub-transfer agent at (800) 665-8677 to obtain proper wire instructions. Once an account is open, a shareholder may make additional investments by wire. The shareholder should contact the sub-transfer agent at
(800) 544-5445 to obtain proper wire instructions.

Upon completion of certain automated systems, shareholders who establish telephone transaction authority on their account and supply bank account information may make additions to their accounts at any time. Shareholders should contact the sub-transfer agent at (800) 544-5445 between 8:00 a.m. and 8:00 p.m. eastern time any day that the NYSE is open. If a shareholder does not wish to allow telephone subsequent investments by any person in his account, he should decline the telephone transaction option on the account application. The minimum telephone subsequent investment is $250 and can be up to a maximum of $10,000. By requesting a subsequent purchase by telephone, you authorize the sub-transfer agent to transfer funds from the bank account provided for the amount of the purchase. A shareholder that has insufficient funds to complete the transfer will be charged a fee of up to $27.50 by PFS or the sub-transfer agent. A shareholder who places a stop payment on a transfer or the transfer is returned because the account has been closed, will also be charged a fee of up to $27.50 by PFS or the sub-transfer agent. Subsequent investments by telephone may not be available if the shareholder cannot reach the sub-transfer agent whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the fund's regular subsequent investment procedure described above.

Additional information regarding the sub-transfer agent's services may be obtained by contacting the Client Services Department at
(800) 544-5445.

DETERMINATION OF NET ASSET VALUE tc \l1 "DETERMINATION OF NET ASSET
VALUE

The net asset value per share of each Fund normally is determined as of the close of regular trading on the NYSE on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each Class by the total number of shares of the Class outstanding. If the NYSE closes early, the Fund accelerates the calculation of its net asset value to the actual closing time.
 The NYSE is closed for the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities for which market quotations are readily available are valued at current market value or, in their absence, at fair value. Securities traded on an exchange are valued at last sales prices on the principal exchange on which each such security is traded, or if there were no sales on that exchange on the valuation date, the last quoted sale, up to the time of valuation, on the other exchanges. If instead there were no sales on the valuation date with respect to these securities, such securities are valued at the mean of the latest published closing bid and asked prices. Over-the-counter securities are valued at last sales price or, if there were no sales that day, at the mean between the bid and asked prices. Options, futures contracts and options thereon that are traded on exchanges are also valued at last sales prices as of the close of the principal exchange on which each is listed or if there were no such sales on the valuation date, the last quoted sale, up to the time of valuation, on the other exchanges. In the absence of any sales on the valuation date, valuation shall be the mean of the latest closing bid and asked prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost where the Board of Directors has determined that amortized cost is fair value. Premiums received on the sale of call options will be included in the Fund's net assets, and current market value of such options sold by the Fund will be subtracted from the Fund's net assets. Any other investments of the Fund, including restricted securities and listed securities for which there is a thin market or that trade infrequently (i.e., securities for which prices are not readily available), are valued at a fair value determined by the Board of Directors in good faith. This value generally is determined as the amount that the Fund could reasonably expect to receive from an orderly disposition of these assets over a reasonable period of time but in no event more than seven days. The value of any security or commodity denominated in a currency other than U.S. dollars will be converted into U.S. dollars at the prevailing market rate as determined by the Manager.

Foreign securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Accordingly, the determination of the net asset value of the Fund may not take place contemporaneously with the determination of the prices of investments held by such Fund. Events affecting the values of investments that occur between the time their prices are determined and 4:00 P.M. on each day that the NYSE is open will not be reflected in the Fund's net asset value unless the Manager, under the supervision of the Company's Board of Directors, determines that the particular event would materially affect net asset value. As a result, a Fund's net asset value may be significantly affected by such trading on days when a shareholder has no access to that Fund.

PERFORMANCE DATA tc \l1 "PERFORMANCE DATA

From time to time, a Fund may quote its yield or total return in advertisements or in reports and other communications to shareholders. The Fund may include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include the following industry and financial publications: Barron's, Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investors Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal. To the extent any advertisement or sales literature of a Fund describes the expenses or performance of a Class, it will also disclose such information for the other Classes.

Yield

A Fund's 30-day yield figure described below is calculated according to a formula prescribed by the SEC. The formula can be expressed as follows:

YIELD = 2[(a-b + 1)6 - 1]
   cd


Where:
a =
Dividends and interest earned during the period.

b =
Expenses accrued for the period (net of reimbursement).

c =
the average daily number of shares outstanding during the period that were entitled to receive dividends.

d =
the maximum offering price per share on the last day of the period.

For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations purchased by the Fund at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

Investors should recognize that in periods of declining interest rates a Fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. In addition, when interest rates are falling, the inflow of net new money to the Fund from the continuous sales of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's investments, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

The yields for the 30-day period ended January 31, 1999 for Government Securities Fund's Class A, Class B, Class L and Class Y Shares were 4.81%, 4.53%, 4.52% and 5.38%, respectively.

The yields for the 30-day period ended January 31, 1999 for Investment Grade Bond Fund's Class A, Class B, Class L and Class Y Shares were 5.32%, 5.08%, 5.09% and 5.92%, respectively.

Average Annual Total Return

"Average annual total return" figures, as described below, are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

P(1+T)n = ERV


Where:

P 	=

a hypothetical initial payment of $1,000.



T	=

Average annual total return.



n 	=

Number of years.



ERV	=

Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5- or 10-year period at the end of the 1-5- or 10- year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions. A Class' total return figures calculated in accordance with the above formula assume that the maximum applicable sales charge or maximum applicable CDSC, as the case may be, has been deducted from the hypothetical $1,000 initial investment at the time of purchase or redemption, as applicable.



Aggregate Total Return

Aggregate total return figures, as described below, represent the cumulative change in the value of an investment in the Class during of the specified period and are computed by the following formula:


AGGREGATE TOTAL RETURN = 	ERV-P
   P


Where:

P     =

a hypothetical initial payment of $1,000.



ERV =

Ending Redeemable Value of a hypothetical $10,000 investment made at the beginning of a 1-, 5- or 10-year period (fractional portion thereof) at the end of the 1-5- or 10- year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.


The total returns below show what an investment in the fund would have earned over a specified period of time (one, five or ten years or since inception) without assuming the payment of the maximum sales load when the investment was first made and that all distributions and dividends by the fund were invested on the reinvestment dates during the period, less all recurring fees. The following chart reflects the financial performance of the funds through the period ended December 31, 1998 for the one, five, and ten year periods and since inception:

Total Returns




5 Year


Since
Inception

Since



Class

1 Year
Average
Annual
5 Year
Cumulative
Average
Annual
Inception
Cumulative
Special Equties Fund






Inception: 11/06/92
A
10.44
8.66
51.49
13.73
120.43
Inception: 12/31/82
B*
9.63
7.87
46.07
9.36
320.59
Inception: 10/18/93
L
9.63
7.87
46.07
5.45
31.79
Inception: 01/31/96
Y
N/A
N/A
N/A
N/A
N/A
Contrarian Fund






Inception: 06/30/95
A
(1.12)
N/A
N/A
8.42
32.80
Inception: 06/30/95
B
(1.84)
N/A
N/A
7.61
29.37
Inception: 06/30/95
L
(1.91)
N/A
N/A
7.61
29.36
Inception: 01/31/96
Y
(0.76)
N/A
N/A
9.50
30.34
Concert Peachtree Fund






Inception: 07/03/95
A
33.13
N/A
N/A
18.83
82.88
Inception: 07/03/95
B
32.11
N/A
N/A
17.93
78.09
Inception: 08/08/95
L
32.17
N/A
N/A
16.85
69.79
Inception: 09/15/97
Y
33.62
N/A
N/A
24.68
30.62
Investment Grade Bond
Fund






Inception:11/6/92
A
8.30
9.23
55.46
11.01
90.12
Inception: 1/4/82
B**
7.72
8.67
51.57
11.92
578.65
Inception: 2/26/93
L
7.83
8.72
51.92
9.24
67.68
Inception: 2/7/96
Y
8.66
N/A
N/A
9.16
28.91
Government Securities
Fund






Inception: 11/06/92
A
8.12
6.44
36.64
7.40
55.14
Inception: 3/20/84
B***
7.44
5.89
33.12
8.18
219.90
Inception: 2/4/93
L
7.56
5.96
33.59
6.30
43.43
Inception: 2/7/96
Y
8.42
N/A
N/A
7.68
23.92
* The ten average annual return was 10.51% and the ten year cumulative total return was 171.77% for class B shares
** The ten average annual return was 10.95% and the ten year cumulative total return was 182.69% for class B shares
*** The ten average annual return was 8.25% and the ten year cumulative total return was 121.03% for class B shares

The total returns below show what an investment in the fund would have earned over a specified period of time (one, five or ten years or since inception) assuming the payment of the maximum sales load when the investment was first made and that all distributions and dividends by the fund were invested on the reinvestment dates during the period, less all recurring fees. The average annual total return is derived from this total return, which provides the ending redeemable value. The following chart reflects the financial performance of the funds through the period ended December 31, 1998 for the one, and five year periods and since inception:

Total Returns




5 Year


Since
Inception

Since



Class

1 Year
Average
Annual
5 Year
Cumulative
Average
Annual
Inception
Cumulative
Special Equties Fund






Inception: 11/06/92
A
4.91
7.56
43.95
12.79
109.46
Inception: 12/31/82
B*
4.63
7.72
45.07
9.36
320.59
Inception: 10/18/93
L
7.53
7.66
44.62
5.24
30.47
Inception: 01/31/96
Y
N/A
N/A
N/A
N/A
N/A
Contrarian Fund






Inception: 06/30/95
A
(6.07)
N/A
N/A
6.85
26.18
Inception: 06/30/95
B
(6.59)
N/A
N/A
7.14
27.37
Inception: 06/30/95
L
(3.81)
N/A
N/A
7.31
28.07
Inception: 01/31/96
Y
(0.76)
N/A
N/A
9.50
30.34
Concert Peachtree Fund






Inception: 07/03/95
A
26.43
N/A
N/A
17.11
73.78
Inception: 07/03/95
B
27.11
N/A
N/A
17.55
76.05
Inception: 08/08/95
L
29.89
N/A
N/A
16.51
68.12
Inception: 09/15/97
Y
33.62
N/A
N/A
24.68
30.62
Investment Grade Bond
Fund






Inception: 11/6/92
A
3.43
8.23
48.50
10.18
81.57
Inception: 1/4/82
B**
3.26
8.53
50.57
11.92
578.65
Inception: 2/26/93
L
5.80
8.51
50.41
9.05
65.97
Inception: 2/7/96
Y
8.66
N/A
N/A
9.16
28.91
Government Securities
Fund






Inception: 11/06/92
A
3.25
5.47
30.51
6.60
48.17
Inception: 12/31/82
B***
2.94
5.73
32.13
8.18
219.90
Inception: 10/18/93
L
5.47
5.75
32.27
6.12
41.99
Inception: 01/31/96
Y
8.42
N/A
N/A
7.68
23.92
*     The ten average annual return was 10.51%and the ten year
cumulative total return was 171.77 for class B shares
**   The ten average annual return was 10.95 and the ten year
cumulative total return was 182.69 for class B shares
*** The ten average annual return was 8.25% and the ten year cumulative total return was 121.03% for class B shares

It is important to note that the yield and total return figures set forth above are based on historical earnings and are not intended to indicate future performance. A Class' performance will vary from time to time depending upon market conditions, the composition of the Fund's investment portfolio and operating expenses and the expenses exclusively attributable to the Class. Consequently, any given performance quotation should not be considered representative of the Class' performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Class' performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

TAXES


The following is a summary of the material United States federal income tax considerations regarding the purchase, ownership and disposition of shares of a Fund of the Company. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in a Fund. The summary is based on the laws in effect on the date of this Statement of Additional Information, which are subject to change.

The Funds and Their Investments

Each Fund intends to qualify to be treated as a regulated investment company each taxable year under the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, a Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities, loans and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of a Fund's taxable year, (i) at least 50% of the market value of a Fund's assets is represented by cash, securities of other regulated investment companies, United States government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of a Fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that a Fund controls and are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

As a regulated investment company, each Fund will not be subject to United States federal income tax on its net investment income (i.e., income other than its net realized long- and short-term capital gains) and its net realized long- and short-term capital gains, if any, that it distributes to its shareholders, provided that an amount equal to at least 90% of the sum of its investment company taxable income (i.e., 90% of its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers), plus or minus certain other adjustments as specified in the Code) and its net tax-exempt income for the taxable year is distributed, but will be subject to tax at regular corporate rates on any taxable income or gains that it does not distribute. Furthermore, each Fund will be subject to a United States corporate income tax with respect to such distributed amounts in any year that it fails to qualify as a regulated investment company or fails to meet this distribution requirement.

The Code imposes a 4% nondeductible excise tax on each Fund to the extent a Fund does not distribute by the end of any calendar year at least 98% of its net investment income for that year and 98% of the net amount of its capital gains (both long-and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any income or gain retained by a Fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. Each Fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this tax.

If, in any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by a Fund in computing its taxable income. In addition, in the event of a failure to qualify, a Fund's distributions, to the extent derived from a Fund's current or accumulated earnings and profits would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If a Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if a Fund failed to qualify as a regulated investment company for a period greater than one taxable year, a Fund may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.


The Government Securities Fund may invest in zero coupons securities having an original issue discount (that is, the discount represented by the excess of the stated redemption price at maturity over the issue price). Each year, each Fund will be required to accrue as income a portion of this original issue discount even though the Fund will receive no cash payment of interest with respect to these securities. In addition, if the Fund acquires a security after its initial issuance at a discount that resulted from fluctuations in prevailing interest rates ("market discount"), the Fund may elect to include in income each year a portion of this market discount.

Each Fund will be required to distribute substantially all of its income (including accrued original issue and recognized market discount) in order to qualify for "pass-through" federal income tax treatment and also in order to avoid the imposition of 4% excise tax referred to above. Therefore, a Fund may be required in some years to distribute an amount greater than the total cash income the Fund actually receives. In order to make the required distribution in such a year, a Fund may be required to borrow or to liquidate securities. The amount of cash that a Fund would have to distribute, and thus the degree to which securities would need to be liquidated or borrowing made would depend upon the number of shareholders who chose not to have their dividends reinvested.

A Fund's transactions in options and futures, will be subject to special provisions of the Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by a Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to a Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also
(a) will require a Fund to mark-to-market certain types of the positions in its fund (i.e., treat them as if they were closed out) and (b) may cause a Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Each Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of a Fund as a regulated investment company.

A Fund's investment in Section 1256 contracts, such as regulated futures contracts and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by a Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

Foreign Investments. Dividends or other income (including, in some cases, capital gains) received by a Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. A Fund will not be eligible to elect to treat any foreign taxes it pays as paid by its shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns. Foreign taxes paid by a Fund will reduce the return from its investments.

Taxation of United States Shareholders

Dividends and Distributions. Any dividend declared by a Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by a Fund not later than such December 31, provided that such dividend is actually paid by a Fund during January of the following calendar year. Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers).
 Each Fund currently expects to distribute any excess annually to its shareholders. However, if a Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses and capital loss carryovers, it will be subject to a corporate tax (currently at a rate of 35%) on the amount retained. In that event, a Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for United Stares federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund on the undistributed amount against their United States federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for United States federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income. Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by a Fund upon filing appropriate returns or claims for refund with the Internal Revenue Service (the "IRS").

Dividends of net investment income and distributions of net realized short-term capital gains are taxable to a United States shareholder as ordinary income, whether paid in cash or in shares.
 Distributions of net-long-term capital gains, if any, that a Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of a Fund. Dividends and distributions paid by a Fund (except for the portion thereof, if any, attributable to dividends on stock of U.S. corporations received by a Fund) will not qualify for the deduction for dividends received by corporations. Distributions in excess of a Fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital, to the extent of a shareholder's basis in his shares of a Fund, and as a capital gain thereafter (if the shareholder holds his shares of a Fund as capital assets).

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them.

If a Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in a Fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date a Fund acquired such stock.
 Accordingly, in order to satisfy its income distribution requirements, a Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares.
 Such gain or loss will be treated as capital gain or loss, if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in a Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund share held by the shareholder for six months or less will be treated for United States federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share.

Backup Withholding. Each Fund may be required to withhold, for United States federal income tax purposes, 31% of the dividends and distributions payable to shareholders who fail to provide a Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's United States federal income tax liabilities.

Notices. Shareholders will be notified annually by a Fund as to the United States federal income tax status of the dividends, distributions and deemed distributions attributable to undistributed capital gains (discussed above in "Dividends and Distributions") made by a Fund to its shareholders. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of a Fund's taxable year regarding the United States federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by a Fund to its shareholders during the preceding taxable year.

CLASS Z SHARES

Qualified plan participants should consult their plan document or tax advisors about the tax consequences of participating in a Qualified Plan. In addition to the considerations described below, there may be other federal, state, local, and/or foreign tax applications to consider. Provided a Qualified Plan has not borrowed to finance its investment in the Fund, it will not be taxable on the receipt of dividends and distributions from the Fund. Qualified plan participants should consult their plan document or tax advisors about the tax consequences of participating in a Qualified Plan.

Other Taxation

Distributions also may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

The foregoing is only a summary of certain material tax consequences affecting the Funds and their shareholders.
Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Funds

IRA AND OTHER PROTOTYPE RETIREMENT PLANS tc \l1 "IRA AND OTHER
PROTOTYPE RETIREMENT PLANS

Copies of the following plans with custody or trust agreements have been approved by the Internal Revenue Service and are available from the Company or Salomon Smith Barney; investors should consult with their own tax or retirement planning advisors prior to the establishment of a plan.

IRA, Rollover IRA and Simplified Employee Pension - IRA

The Small Business Job Protection Act of 1996 changed the eligibility requirements for participants in Individual Retirement Accounts ("IRAs"). Under these new provisions, if you or your spouse have earned income, each of you may establish an IRA and make maximum annual contributions equal to the lesser of earned income or $2,000. As a result of this legislation, married couples where one spouse is non-working may now contribute a total of $4,000 annually to their IRAs.

The Taxpayer Relief Act of 1997 has changed the requirements for determining whether or not you are eligible to make a deductible IRA contribution. Under the new rules effective beginning January 1, 1998, if you are considered an active participant in an employer-sponsored retirement plan, you may still be eligible for a full or partial deduction depending upon your combined adjusted gross income ("AGI"). For married couples filing jointly for 1998, a full deduction is permitted if your combined AGI is $50,000 or less ($30,000 for unmarried individuals); a partial deduction will be allowed when AGI is between $50,000-$60,000 ($30,000-$40,000 for an unmarried individual); and no deduction when AGI is above $60,000 ($40,000 for an unmarried individual). However, if you are married and your spouse is covered by a employer-sponsored retirement plan, but you are not, you will be eligible for a full deduction if your combined AGI is $150,000 or less. A partial deduction is permitted if your combined AGI is between $150,000- $160,000 and no deduction is permitted after $160,000.

The rules applicable to so-called "Roth IRAs" differ from those described above.

A Rollover IRA is available to defer taxes on lump sum payments and other qualifying rollover amounts (no maximum) received from another retirement plan.

An employer who has established a Simplified Employee Pension - IRA ("SEP-IRA") on behalf of eligible employees may make a maximum annual contribution to each participant's account of 15% (up to $24,000) of each participant's compensation. Compensation is capped at $160,000 for 1998.

Paired Defined Contribution Prototype

Corporations (including Subchapter S corporations) and non-corporate entities may purchase shares of the Company through the Salomon Smith Barney Prototype Paired Defined Contribution Plan (the "Prototype"). The Prototype permits adoption of profit-sharing provisions, money purchase pension provisions, or both, to provide benefits for eligible employees and their beneficiaries. The Prototype provides for a maximum annual tax deductible contribution on behalf of each Participant of up to 25% of compensation, but not to exceed $30,000 (provided that a money purchase pension plan or both a profit-sharing plan and a money purchase pension plan are adopted thereunder).

ADDITIONAL INFORMATION tc \l1 "ADDITIONAL INFORMATION

The Company was incorporated on September 29, 1981 under the name Hutton Investment Series Inc. The Company's corporate name was changed on December 29, 1988, July 30, 1993 and October 28, 1994, to SLH Investment Portfolios Inc., Smith Barney Shearson Investment Funds Inc., and Smith Barney Investment Funds, Inc., respectively.

PNC Bank, National Association located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, serves as the custodian of the Company. Under its custody agreement with the Company, PNC Bank holds each Funds portfolio securities and keeps all necessary accounts and records. For its services, PNC Bank receives a monthly fee based upon the month-end market value of securities held in custody and also receives transaction charges. PNC bank is authorized to establish separate accounts for foreign securities owned by the Company to be held with foreign branches of other domestic banks as well as with certain foreign banks and securities depositories. The assets of the Company are held under bank custodianship in compliance with the 1940 Act.

First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the Company's transfer agent. For these services, First Data receives a monthly fee computed on the basis of the number of shareholder accounts it maintains with the Company during the month and is reimbursed for out-of-pocket expenses. The Fund has engaged the services of PFS Shareholder Services as the sub-transfer agent for PFS Accounts ("sub-transfer agent"). The sub-transfer agent is located at 3100 Breckinridge Blvd, Bldg 200, Duluth, Georgia 30099-0062.


FINANCIAL STATEMENTS tc \l1 "FINANCIAL STATEMENTS

The Annual Reports for each Fund for the fiscal year ended December 31, 1998 are incorporated herein by reference in their entirety
(filed on March 23, 1999; accession number 0000091155-99-000187)




APPENDIX tc \l1 "APPENDIX

BOND (AND NOTE) RATINGS

Moody's Investors Service, Inc. ("Moody's")

Aaa - Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in "Aaa" securities.

A - Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa - Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.
 Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies the numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Ratings Group ("Standard & Poors")

AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B and CCC - Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.
 BB represents a lower degree if speculation than B and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C - The rating C is reserved for income bonds on which no interest is being paid.

D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA category.

COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

Issuers rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated "Prime-2" (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.
 This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's Ratings Group

A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.


1